Consolidated Statement of Income (CAD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement [Abstract]
Revenues	$ 8,297	$ 7,367	$ 8,482
Operating expenses
Labor and fringe benefits	1,744	1,696	1,674
Purchased services and material	1,036	1,027	1,137
Fuel	1,048	820	1,456
Depreciation and amortization	834	790	725
Equipment rents	243	284	262
Casualty and other	368	344	334
Total operating expenses	5,273	4,961	5,588
Operating income	3,024	2,406	2,894
Interest expense	(360)	(412)	(375)
Other income (Note 13)	212	267	26
Income before income taxes	2,876	2,261	2,545
Income tax expense (Note 14)	(772)	(407)	(650)
Net income	$ 2,104	$ 1,854	$ 1,895
Earnings per share (Note 16)
Basic (in dollars per share)	$ 4.51	$ 3.95	$ 3.99
Diluted (in dollars per share)	$ 4.48	$ 3.92	$ 3.95
Weighted-average number of shares
Basic (in shares)	466.3	469.2	474.7
Diluted (in shares)	470.1	473.5	480

Consolidated Statement of Comprehensive Income (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Comprehensive Income [Abstract]
Net income	$ 2,104	$ 1,854	$ 1,895
Foreign exchange gain (loss) on:
Translation of the net investment in foreign operations	(330)	(998)	1,259
Translation of US dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	315	976	(1,266)
Pension and other postretirement benefit plans (Note 12):
Net actuarial loss arising during the year	(931)	(868)	(452)
Prior service cost arising during the year	(5)	(2)	(3)
Amortization of net actuarial loss (gain) included in net periodic benefit cost (income)	1	2	(2)
Amortization of prior service cost included in net periodic benefit cost (income)	2	5	21
Derivative instruments (Note 18)	(1)	0	0
Other comprehensive loss before income taxes	(949)	(885)	(443)
Income tax recovery	188	92	319
Other comprehensive loss	(761)	(793)	(124)
Comprehensive income	$ 1,343	$ 1,061	$ 1,771

Consolidated Balance Sheet (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 490	$ 352
Accounts receivable (Note 4)	775	797
Material and supplies	210	170
Deferred income taxes (Note 14)	53	105
Other	62	66
Total current assets	1,590	1,490
Properties (Note 5)	22,917	22,630
Intangible and other assets (Note 6)	699	1,056
Total assets	25,206	25,176
Current liabilities
Accounts payable and other (Note 7)	1,366	1,167
Current portion of long-term debt (Note 9)	540	70
Total current liabilities	1,906	1,237
Deferred income taxes (Note 14)	5,152	5,119
Other liabilities and deferred credits (Note 8)	1,333	1,196
Long-term debt (Note 9)	5,531	6,391
Shareholders' equity
Common shares (Note 10)	4,252	4,266
Accumulated other comprehensive loss (Note 19)	(1,709)	(948)
Retained earnings	8,741	7,915
Total shareholders' equity	11,284	11,233
Total liabilities and shareholders' equity	$ 25,206	$ 25,176

Consolidated Statement of Changes in Shareholders' Equity In Millions	Common shares CAD ( $)	Accumulated other comprehensive loss CAD ( $)	Retained earnings CAD ( $)	Total CAD ( $)		Total
Shareholders', common share, beginning balance (in shares) at Dec. 31, 2007	485.2			485.2
Shareholders' equity, beginning balance at Dec. 31, 2007	$ 4,283	$ (31)	$ 5,925	$ 10,177
Net income	0	0	1,895	1,895
Stock options exercised and other (in shares) (Notes 10, 11)	2.4			2.4
Stock options exercised and other (Notes 10, 11)	68	0	0	68
Share repurchase programs (in shares) (Note 10)	(19.4)			(19.4)	[1]
Share repurchase programs (Note 10)	(172)		(849)	(1,021)
Other comprehensive income (loss) (Note 19)	0	(124)	0	(124)
Dividends	0	0	(436)	(436)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2008	468.2			468.2
Shareholders' equity, ending balance at Dec. 31, 2008	4,179	(155)	6,535	10,559
Net income	0	0	1,854	1,854
Stock options exercised and other (in shares) (Notes 10, 11)	2.8			2.8
Stock options exercised and other (Notes 10, 11)	87	0	0	87
Other comprehensive income (loss) (Note 19)	0	(793)	0	(793)
Dividends	0	0	(474)	(474)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2009	471					471
Shareholders' equity, ending balance at Dec. 31, 2009	4,266	(948)	7,915	11,233
Net income	0	0	2,104	2,104
Stock options exercised and other (in shares) (Notes 10, 11)	3.4			3.4
Stock options exercised and other (Notes 10, 11)	124	0	0	124
Share repurchase programs (in shares) (Note 10)	(15)			(15)	[1]
Share repurchase programs (Note 10)	(138)	0	(775)	(913)
Other comprehensive income (loss) (Note 19)	0	(761)	0	(761)
Dividends	0	0	(503)	(503)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2010	459.4					459.4
Shareholders' equity, ending balance at Dec. 31, 2010	$ 4,252	$ (1,709)	$ 8,741	$ 11,284

[1]	Includes common shares purchased pursuant to private agreements between the Company and arm's-length third-party sellers.

Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) (CAD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Shareholders' Equity [Abstract]
Dividends, per share (in dollars per share)	$ 1.08	$ 1.01	$ 0.92

Consolidated Statement of Cash Flows (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 2,104	$ 1,854	$ 1,895
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	834	790	725
Deferred income taxes (Note 14)	418	138	230
Gain on disposal of property (Notes 5, 13)	(152)	(226)	0
Changes in operating assets and liabilities:
Accounts receivable (Note 4)	(3)	39	(432)
Material and supplies	(43)	32	(23)
Accounts payable and other	285	(204)	(127)
Other current assets	13	77	37
Other, Net	(457)	(221)	(274)
Net cash provided by operating activities	2,999	2,279	2,031
Investing activities
Property additions	(1,586)	(1,402)	(1,424)
Acquisitions, net of cash acquired (Note 3)	0	(373)	(50)
Disposal of property (Note 5)	168	231	0
Other, net	35	107	74
Net cash used in investing activities	(1,383)	(1,437)	(1,400)
Financing activities
Issuance of long-term debt	0	1,626	4,433
Repayment of long-term debt	(184)	(2,109)	(3,589)
Issuance of common shares due to exercise of stock options and related excess tax benefits realized (Note11)	115	73	54
Repurchase of common shares (Note 10)	(913)	0	(1,021)
Dividends paid	(503)	(474)	(436)
Net cash used in financing activities	(1,485)	(884)	(559)
Effect of foreign exchange fluctuations on US dollar-denominated cash and cash equivalents	7	(19)	31
Net increase (decrease) in cash and cash equivalents	138	(61)	103
Cash and cash equivalents, beginning of year	352	413	310
Cash and cash equivalents, end of year	490	352	413
Supplemental cash flow information
Net cash receipts from customers and other	8,404	7,505	8,012
Net cash payments for:
Employee services, suppliers and other expenses	(4,334)	(4,323)	(4,935)
Interest	(366)	(407)	(396)
Personal injury and other claims (Note 17)	(64)	(112)	(91)
Pensions (Note 12)	(427)	(139)	(134)
Income taxes (Note 14)	(214)	(245)	(425)
Net cash provided by operating activities	$ 2,999	$ 2,279	$ 2,031

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Summary of Significant Accounting Policies
1 – Summary of significant accounting policies

These consolidated financial statements are expressed in Canadian dollars, except where otherwise indicated, and have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the period, the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements. On an ongoing basis, management reviews its estimates, including those related to personal injury and other claims, environmental matters, depreciation, pensions and other postretirement benefits, and income taxes, based upon currently available information. Actual results could differ from these estimates.

A. Principles of consolidation
These consolidated financial statements include the accounts of all subsidiaries. The Company’s investments in which it has significant influence are accounted for using the equity method and all other investments are accounted for using the cost method.

B. Revenues
Freight revenues are recognized using the percentage of completed service method based on the transit time of freight as it moves from origin to destination. The allocation of revenues between reporting periods is based on the relative transit time in each period with expenses being recorded as incurred. Revenues related to non-rail transportation services are recognized as service is performed or as contractual obligations are met. Revenues are presented net of taxes collected from customers and remitted to governmental authorities.

C. Foreign currency
All of the Company’s United States (U.S.) operations are self-contained foreign entities with the US dollar as their functional currency. Accordingly, the U.S. operations’ assets and liabilities are translated into Canadian dollars at the rate in effect at the balance sheet date and the revenues and expenses are translated at average exchange rates during the year. All adjustments resulting from the translation of the foreign operations are recorded in Other comprehensive income (loss) (see Note 19 – Accumulated other comprehensive loss).
The Company designates the US dollar-denominated long-term debt of the parent company as a foreign currency hedge of its net investment in U.S. subsidiaries. Accordingly, foreign exchange gains and losses, from the dates of designation, on the translation of the US dollar-denominated long-term debt are also included in Other comprehensive income (loss).

D. Cash and cash equivalents
Cash and cash equivalents include highly liquid investments purchased three months or less from maturity and are stated at cost, which approximates market value.

E. Accounts receivable
Accounts receivable are recorded at cost net of billing adjustments and an allowance for doubtful accounts. The allowance for doubtful accounts is based on expected collectability and considers historical experience as well as known trends or uncertainties related to account collectability. When a receivable is deemed uncollectible, it is written off against the allowance for doubtful accounts. Subsequent recoveries of amounts previously written off are credited to the bad debt expense in the Consolidated Statement of Income.  Any gains or losses on the sale of accounts receivable are calculated by comparing the carrying amount of the accounts receivable sold to the total of the cash proceeds on sale and the fair value of the retained interest in such receivables on the date of transfer. Costs related to the sale of accounts receivable are recognized in earnings in the period incurred.

F. Material and supplies
Material and supplies, which consist mainly of rail, ties, and other items for construction and maintenance of property and equipment, as well as diesel fuel, are valued at weighted-average cost.

G. Properties
Railroad properties are carried at cost less accumulated depreciation including asset impairment write-downs. Labor, materials and other costs associated with the installation of rail, ties, ballast and other structures are capitalized to the extent they meet the Company’s capitalization criteria. Major overhauls and large refurbishments of equipment are also capitalized when they result in an extension to the service life or increase the functionality of the asset.  Repair and maintenance costs are expensed as incurred.
The cost of properties, including those under capital leases, net of asset impairment write-downs, is depreciated on a straight-line basis over their estimated service lives, measured in years, except for rail which is measured in millions of gross tons per mile. The Company follows the group method of depreciation whereby a single composite depreciation rate is applied to the gross investment in a class of similar assets, despite small differences in the service life or salvage value of individual property units within the same asset class.
In accordance with the group method of depreciation, upon sale or retirement of properties in the normal course of business, cost less net salvage value is charged to accumulated depreciation. As a result, no gain or loss is recognized in income under the group method as it is assumed that the assets within the group, on average, have the same life and characteristics and therefore, that gains or losses offset over time. For retirements of depreciable properties that do not occur in the normal course of business, a gain or loss may be recognized if the retirement varies significantly from the retirement pattern identified through depreciation studies. A gain or loss is recognized in Other income for the sale of land or disposal of assets that are not part of railroad operations.
Assets held for sale are measured at the lower of their carrying amount or fair value, less cost to sell. Losses resulting from significant rail line sales are recognized in income when the asset meets the criteria for classification as held for sale, whereas losses resulting from significant rail line abandonments are recognized in the statement of income when the asset ceases to be used. Gains are recognized in income when they are realized.
The Company reviews the carrying amounts of properties held and used whenever events or changes in circumstances indicate that such carrying amounts may not be recoverable based on future undiscounted cash flows.  Assets that are deemed impaired as a result of such review are recorded at the lower of carrying amount or fair value.

H. Intangible assets
Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions and are being amortized on a straight-line basis over 40 to 50 years.

I. Pensions
Pension costs are determined using actuarial methods.  Net periodic benefit cost is charged to income and includes:
(i)	the cost of pension benefits provided in exchange for employees’ services rendered during the year;
(ii)	the interest cost of pension obligations;
(iii)	the expected long-term return on pension fund assets;
(iv)	the amortization of prior service costs and amendments over the expected average remaining service life of the employee group covered by the plans; and
(v)
the amortization of cumulative net actuarial gains and losses in excess of 10% of, the greater of the beginning of year balances of the projected benefit obligation or market-related value of plan assets, over the expected average remaining service life of the employee group covered by the plans.

The pension plans are funded through contributions determined in accordance with the projected unit credit actuarial cost method.

J. Postretirement benefits other than pensions
The Company accrues the cost of postretirement benefits other than pensions using actuarial methods. These benefits, which are funded as they become due, include life insurance programs, medical benefits and, for a closed group of employees, free rail travel benefits.
The Company amortizes the cumulative net actuarial gains and losses in excess of 10% of the projected benefit obligation at the beginning of the year, over the expected average remaining service life of the employee group covered by the plan.

K. Personal injury and other claims
In Canada, the Company accounts for costs related to employee work-related injuries based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs.
In the U.S., the Company accrues the expected cost for personal injury, property damage and occupational disease claims, based on actuarial estimates of their ultimate cost.

For all other legal actions in Canada and the U.S., the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.

L. Environmental expenditures
Environmental expenditures that relate to current operations, or to an existing condition caused by past operations, are expensed unless they can contribute to current or future operations. Environmental liabilities are recorded when environmental assessments occur, remedial efforts are probable, and when the costs, based on a specific plan of action in terms of the technology to be used and the extent of the corrective action required, can be reasonably estimated. The Company accrues its allocable share of liability taking into account the Company’s alleged responsibility, the number of potentially responsible parties and their ability to pay their respective shares of the liability. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

M. Income taxes
The Company follows the asset and liability method of accounting for income taxes. Under the asset and liability method, the change in the net deferred tax asset or liability is included in the computation of net income or Other comprehensive income (loss). Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled.

N. Derivative financial instruments
The Company uses derivative financial instruments from time to time in the management of its interest rate and foreign currency exposures. Derivative instruments are recorded on the balance sheet at fair value and the changes in fair value are recorded in net income or Other comprehensive income (loss) depending on the nature and effectiveness of the hedge transaction. Income and expense related to hedged derivative financial instruments are recorded in the same category as that generated by the underlying asset or liability.

O. Stock-based compensation
The Company follows the fair value based approach for stock option awards based on the grant-date fair value using the Black-Scholes option-pricing model. The Company expenses the fair value of its stock option awards on a straight-line basis, over the period during which an employee is required to provide service (requisite service period) or until retirement eligibility is attained, whichever is shorter. The Company also follows the fair value based approach for cash settled awards. Compensation cost for cash settled awards is based on the fair value of the awards at period-end and is recognized over the period during which an employee is required to provide service (requisite service period) or until retirement eligibility is attained, whichever is shorter. See Note 11 – Stock plans, for the assumptions used to determine fair value and for other required disclosures.

P. Recent accounting pronouncement
The Accounting Standards Board of the Canadian Institute of Chartered Accountants requires all publicly accountable enterprises to report under International Financial Reporting Standards (IFRS) for the fiscal year beginning on or after January 1, 2011. However, National Instrument 52-107 issued by the Ontario Securities Commission allows foreign issuers, as defined by the U.S. Securities and Exchange Commission (SEC), such as CN, to file with Canadian securities regulators financial statements prepared in accordance with U.S. GAAP.  As such, the Company has decided not to report under IFRS by 2011 and to continue reporting under U.S. GAAP. The SEC has issued a roadmap for the potential convergence to IFRS for U.S. issuers and foreign issuers which stipulates that the SEC will decide in 2011 whether to move forward with the convergence to IFRS with the transition beginning in 2014.  Should the SEC make such a decision, the Company will convert its reporting to IFRS at such time.

Accounting Changes	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Accounting Changes
2 – Accounting changes

Accounting standard updates effective in 2010 that were issued by the Financial Accounting Standards Board (FASB) had no significant impact on the Company’s consolidated financial statements.

2009
Business Combinations
On January 1, 2009, the Company adopted the new requirements of the FASB Accounting Standards Codification (ASC) 805, “Business Combinations,” relating to the accounting for business combinations (previously Statement of Financial Accounting Standards (SFAS) No. 141 (R)), which became effective for acquisitions with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Until December 31, 2008, the Company was subject to the requirements of SFAS No. 141, “Business Combinations,” which required that acquisition-related costs be included as part of the purchase cost of an acquired business. As such, the Company had reported acquisition-related costs in Other current assets pending the closing of its acquisition of the Elgin, Joliet and Eastern Railway Company (EJ&E), which had been subject to an extensive U.S. Surface Transportation Board (STB) approval process. On January 31, 2009, the Company completed its acquisition of the EJ&E and accounted for the acquisition under the revised standard. The Company incurred acquisition-related costs, including costs to obtain regulatory approval of approximately  $49 million, which were expensed and reported in Casualty and other in the Consolidated Statement of Income for the year ended December 31, 2009 pursuant to FASB ASC 805 requirements. At the time of adoption, this change in accounting policy had the effect of decreasing net income by  $28 million ( $0.06 per basic or diluted earnings per share) and Other current assets by  $46 million. This change had no effect on the Consolidated Statement of Cash Flows. Disclosures prescribed by FASB ASC 805 are presented in Note 3 – Acquisitions.

Acquisitions	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Acquisitions
3 – Acquisitions

2009
On January 31, 2009, the Company acquired the principal rail lines of the EJ&E, a short-line railway that operated over 198 miles of track in and around Chicago, for a total cash consideration of US $300 million (C $373 million), paid with cash on hand. The Company accounted for the acquisition using the acquisition method of accounting pursuant to FASB ASC 805, “Business Combinations,” which the Company adopted on January 1, 2009. As such, the consolidated financial statements of the Company include the assets, liabilities and results of operations of EJ&E as of January 31, 2009, the date of acquisition. The costs incurred to acquire the EJ&E of approximately  $49 million were expensed and reported in Casualty and other in the Consolidated Statement of Income for the year ended December 31, 2009 (see Note 2 – Accounting changes).

The following table summarizes the consideration paid for EJ&E and the fair value of the assets acquired and liabilities assumed that were recognized at the acquisition date:

In US millions	At January 31, 2009
Consideration
Cash	$300
Fair value of total consideration transferred	$300

Recognized amounts of identifiable assets acquired and liabilities assumed
Current assets	$4
Properties	310
Current liabilities	(4)
Other noncurrent liabilities	(10)
Total identifiable net assets	$300

The 2009 revenues and net income of EJ&E included in the Company’s Consolidated Statement of Income from the acquisition date to December 31, 2009, were  $74 million and  $12 million, respectively.

2008
The Company acquired the three principal railway subsidiaries of the Quebec Railway Corp. (QRC) and a QRC rail-freight ferry operation for a total acquisition cost of  $50 million, paid with cash on hand. The acquisition included:
(i) Chemin de fer de la Matapedia et du Golfe, a 221-mile short-line railway;
(ii) New Brunswick East Coast Railway, a 196-mile short-line railway;
(iii) Ottawa Central Railway, a 123-mile short-line railway; and
(iv)	Compagnie de gestion de Matane Inc., a rail ferry which provides shuttle boat-rail freight service.

This acquisition was accounted for using the purchase method of accounting pursuant to SFAS No. 141, “Business Combinations.” As such, the Company’s consolidated financial statements include the assets, liabilities and results of operations of the acquired entities from the date of acquisition.

Accounts receivable	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Accounts receivable
4 – Accounts receivable

In millions	December 31,	2010	2009
Freight		$585	$567
Non-freight		211	264
Gross accounts receivable		796	831
Allowance for doubtful accounts		(21)	(34)

Net accounts receivable		$775	$797

The Company has a five-year agreement, expiring in May 2011, to sell an undivided co-ownership interest in a revolving pool of freight receivables to an unrelated trust for maximum cash proceeds of  $600 million. Since the fourth quarter of 2009, the Company has gradually reduced the program limit, which will stand at  $100 million until the expiry of the program, to reflect the anticipated reduction in the use of the program. The trust is a multi-seller trust and the Company is not the primary beneficiary. The trust was established in Ontario, Canada by a Canadian bank to acquire receivables and interests in other financial assets from a variety of originators. Funding for the acquisition of these assets is customarily through the issuance of asset-backed commercial paper notes. The notes are secured by, and recourse is limited to, the assets purchased using the proceeds of the notes.
Pursuant to the agreement, the Company sells an interest in its receivables and receives proceeds net of the required reserve as stipulated in the agreement. The required reserve represents an amount set aside to allow for possible credit losses and is recognized by the Company as a retained interest and recorded in Other current assets in its Consolidated Balance Sheet.
The Company retains the responsibility for servicing, administering and collecting the receivables sold and receives no fee for such ongoing servicing responsibilities. The average servicing period is approximately one month. During 2010, there were no proceeds from collections reinvested in the securitization program as there was no activity under the program. During 2009,  $151 million of proceeds from collections was reinvested in the securitization program and  $4 million of previously transferred accounts receivable was purchased. Subject to customary indemnifications, the trust’s recourse is generally limited to the receivables.
 As at December 31, 2010, the Company had no receivables sold under this program. As at December 31, 2009, the Company had sold receivables that resulted in proceeds of  $2 million and recorded retained interest of approximately 10% in Other current assets.
Other income included nil in 2010,  $1 million in 2009 and  $10 million in 2008, for costs related to the agreement, which fluctuate with changes in prevailing interest rates (see Note 13 – Other income). These costs include interest, program fees and fees for unused committed availability.

Properties	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5 – Properties

In millions		December 31, 2010			December 31, 2009
	2010 depreciation		Accumulated			Accumulated
	rate	Cost	depreciation	Net	Cost	depreciation	Net
Track and roadway (1)	2%	$24,568	$6,744	$17,824	$24,334	$6,618	$17,716
Rolling stock	3%	4,843	1,565	3,278	4,679	1,581	3,098
Buildings	2%	1,148	467	681	1,131	456	675
Information technology (2)	15%	854	330	524	797	255	542
Other	8%	1,057	447	610	998	399	599
Total properties including capital leases		$32,470	$9,553	$22,917	$31,939	$9,309	$22,630

Capital leases included in properties
Track and roadway (3)		$427	$43	$384	$417	$38	$379
Rolling stock		1,129	287	842	1,211	291	920
Buildings		108	13	95	109	11	98
Information technology		-	-	-	3	2	1
Other		130	28	102	105	29	76
Total capital leases included in properties		$1,794	$371	$1,423	$1,845	$371	$1,474
(1)			Includes the cost of land of $1,712 million and $1,791 million as at December 31, 2010 and 2009, respectively.
(2)			The Company capitalized $79 million in 2010 and $84 million in 2009 of internally developed software costs pursuant to ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”
(3)			Includes $108 million of right-of-way access in both years.

Accounting policy for capitalization of costs
The Company’s railroad operations are highly capital intensive. The Company’s properties consist mainly of a large base of homogeneous or network-type assets such as rail, ties, ballast and other structures, which form the Company’s Track and roadway properties, and rolling stock. The Company’s capital expenditures are for the replacement of assets and for the purchase or construction of assets to enhance operations or provide new service offerings to customers. A large portion of the Company’s capital expenditures are for self-constructed properties including the replacement of existing track and roadway assets and track line expansion, as well as major overhauls and large refurbishments of rolling stock.
Expenditures are generally capitalized if they extend the life of the asset or provide future benefits such as increased revenue-generating capacity, functionality, or physical or service capacity. The Company has a process in place to determine whether its capital programs qualify for capitalization. For Track and roadway properties, the Company establishes basic capital programs to replace or upgrade the track infrastructure assets which are capitalized if they meet the capitalization criteria. These basic capital programs are planned in advance and carried out by the Company’s engineering work force.
In addition, for Track and roadway properties, expenditures that meet the minimum level of activity as defined by the Company are also capitalized as detailed below:
Land: all purchases of land;
Grading: installation of road bed, retaining walls, drainage structures;
Rail and related track material: installation of 39 or more continuous feet of rail;
Ties: installation of 5 or more ties per 39 feet;
Ballast: installation of 171 cubic yards of ballast per mile.
Expenditures relating to the Company’s properties that do not meet the Company’s capitalization criteria are considered normal repairs and maintenance and are expensed. For Track and roadway properties, such expenditures include but are not limited to spot tie replacement, spot or broken rail replacement, physical track inspection for detection of rail defects and minor track corrections, and other general maintenance of track structure.
For the ballast asset, the Company also engages in “shoulder ballast undercutting” that consists of removing some or all of the ballast, which has deteriorated over its service life, and replacing it with new ballast. When ballast is installed as part of a shoulder ballast undercutting project, it represents the addition of a new asset and not the repair or maintenance of an existing asset. As such, the Company capitalizes expenditures related to shoulder ballast undercutting given that an existing asset is retired and replaced with a new asset. Under the group method of accounting for properties, the deteriorated ballast is retired at its average cost measured using the quantities of new ballast added.
For purchased assets, the Company capitalizes all costs necessary to make the asset ready for its intended use. Expenditures that are capitalized as part of self-constructed properties include direct material, labor, and contracted services, as well as other allocated costs which are not charged directly to capital projects. These allocated costs include, but are not limited to, fringe benefits, small tools and supplies, machinery used on projects and project supervision. The Company reviews and adjusts its allocations, as required, to reflect the actual costs incurred each year.
Costs of deconstruction and removal of replaced assets, referred to herein as dismantling costs, are distinguished from installation costs for self-constructed properties based on the nature of the related activity. For track and roadway properties, employees concurrently perform dismantling and installation of new track and roadway assets and, as such, the Company estimates the amount of labor and other costs that is related to dismantling. The Company determines dismantling costs based on an analysis of the track and roadway installation process.

Accounting policy for depreciation
Properties are carried at cost less accumulated depreciation including asset impairment write-downs. The cost of properties, including those under capital leases, net of asset impairment write-downs, is depreciated on a straight-line basis over their estimated service lives, measured in years, except for rail which is measured in millions of gross tons per mile. The Company follows the group method of depreciation whereby a single composite depreciation rate is applied to the gross investment in a class of similar assets, despite small differences in the service life or salvage value of individual property units within the same asset class. The Company uses approximately 40 different depreciable assets classes.
For all depreciable assets, the depreciation rate is based on the estimated service lives of the assets. Assessing the reasonableness of the estimated service lives of properties requires judgment and is based on currently available information, including periodic depreciation studies conducted by the Company. The Company’s U.S. properties are subject to comprehensive depreciation studies as required by the STB and conducted by external experts. Depreciation studies for Canadian properties are not required by regulation and are therefore conducted internally. Studies are performed on specific asset groups on a periodic basis. Changes in the estimated service lives of the assets and their related composite depreciation rates are implemented prospectively.
For the rail asset, the estimated service life is measured in millions of gross tons per mile and varies based on rail characteristics such as weight, curvature and metallurgy. The annual composite depreciation rate for rail assets is determined by dividing the estimated annual number of gross tons carried over the rail by the estimated service life of the rail measured in millions of gross tons per mile. For the rail asset, the Company capitalizes the costs of rail grinding which consists of restoring and improving the rail profile and removing irregularities from worn rail to extend the service life. The service life of the rail asset is based on expected future usage of the rail in its existing condition, determined using railroad industry research and testing, less the rail asset’s usage to date. The service life of the rail asset is increased incrementally as rail grinding is performed thereon. As such, the costs incurred for rail grinding are capitalized given that the activity extends the service life of the rail asset beyond its original or current condition as additional gross tons can be carried over the rail for its remaining service life. The Company amortizes the cost of rail grinding over the remaining life of the rail asset, which includes the incremental life extension generated by the rail grinding.

Disposal of property
2010
Oakville subdivision
In March 2010, the Company entered into an agreement with Metrolinx to sell a portion of the property known as the Oakville subdivision in Toronto, Ontario, together with the rail fixtures and certain passenger agreements (collectively the “Rail Property”), for proceeds of  $168 million before transaction costs, of which  $24 million placed in escrow at the time of disposal was entirely released by December 31, 2010 in accordance with the terms of the agreement. Under the agreement, the Company obtained the perpetual right to operate freight trains over the Rail Property at its current level of operating activity, with the possibility of increasing its operating activity for additional consideration. The transaction resulted in a gain on disposal of  $152 million ( $131 million after-tax) that was recorded in Other income under the full accrual method of accounting for real estate transactions.

2009
Lower Newmarket subdivision
In November 2009, the Company entered into an agreement with Metrolinx to sell the property known as the Lower Newmarket subdivision in Vaughan and Toronto, Ontario, together with the rail fixtures and certain passenger agreements (collectively the “Rail Property”), for cash proceeds of  $71 million before transaction costs. Under the agreement, the Company obtained the perpetual right to operate freight trains over the Rail Property at its then current level of operating activity, with the possibility of increasing its operating activity for additional consideration. The transaction resulted in a gain on disposal of  $69 million ( $59 million after-tax) that was recorded in Other income under the full accrual method of accounting for real estate transactions.

Weston subdivision
In March 2009, the Company entered into an agreement with GO Transit to sell the property known as the Weston subdivision in Toronto, Ontario, together with the rail fixtures and certain passenger agreements (collectively the “Rail Property”), for cash proceeds of  $160 million before transaction costs, of which  $50 million placed in escrow at the time of disposal was entirely released by December 31, 2009 in accordance with the terms of the agreement. Under the agreement, the Company obtained the perpetual right to operate freight trains over the Rail Property at its then current level of operating activity, with the possibility of increasing its operating activity for additional consideration. The transaction resulted in a gain on disposal of  $157 million ( $135 million after-tax) that was recorded in Other income under the full accrual method of accounting for real estate transactions.

Intangibles and other assets	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Intangible and other assets
6 – Intangible and other assets

In millions	December 31,	2010	2009
Pension asset (Note 12)		$442	$846
Other receivables		101	67
Intangible assets (A)		54	58
Investments (B)		25	22
Other		77	63
Total intangible and other assets		$699	$1,056

A. Intangible assets
Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions.

B. Investments
As at December 31, 2010, the Company had  $21 million ( $18 million as at December 31, 2009) of investments accounted for under the equity method and  $4 million ( $4 million as at December 31, 2009) of investments accounted for under the cost method.

Accounts payable and other	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Accounts payable and other
7 – Accounts payable and other

In millions	December 31,	2010	2009
Trade payables		$383	$309
Payroll-related accruals		292	250
Income and other taxes		170	75
Accrued interest		104	111
Accrued charges		97	87
Personal injury and other claims provisions (Note 17)		83	106
Stock-based incentives liability		37	48
Environmental provisions (Note 17)		34	38
Other postretirement benefits liability (Note 12)		18	18
Workforce reduction provisions		8	11
Other		140	114
Total accounts payable and other		$1,366	$1,167

Other liabilities and deferred credits	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Other liabilities and deferred credits
8 – Other liabilities and deferred credits

In millions	December 31,	2010	2009
Other postretirement benefits liability, net of current portion (Note 12)		$265	$250
Personal injury and other claims provisions, net of current portion		263	238
Pension liability (Note 12)		245	222
Stock-based incentives liability, net of current portion		162	116
Environmental provisions, net of current portion		116	65
Workforce reduction provisions, net of current portion (A)		28	31
Deferred credits and other		254	274
Total other liabilities and deferred credits		$1,333	$1,196

A. Workforce reduction provisions
The workforce reduction provisions, which relate to job reductions of prior years, including job reductions from the integration of acquired companies, are mainly comprised of payments related to severance, early retirement incentives and bridging to early retirement, the majority of which will be disbursed within the next few years. In 2010, net charges and adjustments increased the provisions by  $10 million ( $3 million for the year ended December 31, 2009). Payments have reduced the provisions by  $16 million for the year ended December 31, 2010 ( $17 million for the year ended December 31, 2009). As at December 31, 2010, the aggregate provisions, including the current portion, amounted to  $36 million ( $42 million as at December 31, 2009).

Long-term debt	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Long-term debt
9 – Long-term debt

			US dollar-denominated amount
				December 31,
In millions		Maturity		2010	2009
Debentures and notes: (A)

Canadian National series:
6.38%	10-year notes (B)	Oct. 15, 2011	$400	$398	$420
4.40%	10-year notes (B)	Mar. 15, 2013	400	398	420
4.95%	6-year notes (B)	Jan. 15, 2014	325	323	342
5.80%	10-year notes (B)	June 1, 2016	250	249	263
5.85%	10-year notes (B)	Nov. 15, 2017	250	249	263
5.55%	10-year notes (B)	May 15, 2018	325	323	342
6.80%	20-year notes (B)	July 15, 2018	200	199	210
5.55%	10-year notes (B)	Mar. 1, 2019	550	547	578
7.63%	30-year debentures	May 15, 2023	150	149	158
6.90%	30-year notes (B)	July 15, 2028	475	472	499
7.38%	30-year debentures (B)	Oct. 15, 2031	200	199	210
6.25%	30-year notes (B)	Aug. 1, 2034	500	497	526
6.20%	30-year notes (B)	June 1, 2036	450	448	473
6.71%	Puttable Reset Securities PURSSM (B)	July 15, 2036	250	249	263
6.38%	30-year debentures (B)	Nov. 15, 2037	300	298	315

Illinois Central series:
5.00%	99-year income debentures	Dec. 1, 2056	7	7	8
7.70%	100-year debentures	Sept. 15, 2096	125	124	131

Total US dollar-denominated debentures and notes			$5,157	5,129	5,421
BC Rail series:
Non-interest bearing 90-year subordinated notes (C)		July 14, 2094		842	842
Total debentures and notes				5,971	6,263
Other:
Capital lease obligations and other (D)				952	1,054
Total debt, gross				6,923	7,317
Less:
Net unamortized discount				852	856
Total debt (E) (1)				6,071	6,461

Less:
Current portion of long-term debt (E)				540	70
Total long-term debt				$5,531	$6,391
(1)	See Note 18 – Financial instruments, for the fair value of debt.

A. The Company’s debentures, notes and revolving credit facility are unsecured.

B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

C. The Company records these notes as a discounted debt of  $7 million, using an imputed interest rate of 5.75%. The discount of  $835 million is included in the net unamortized discount.

D. During 2010, the Company recorded  $132 million in assets it acquired through equipment leases ( $75 million in 2009), for which an equivalent amount was recorded in debt.
Interest rates for capital lease obligations range from approximately 0.5% to 11.8% with maturity dates in the years 2011 through 2037. The imputed interest on these leases amounted to  $342 million as at December 31, 2010 and  $417 million as at December 31, 2009.
The capital lease obligations are secured by properties with a net carrying amount of  $1,036 million as at December 31, 2010 and  $1,081 million as at December 31, 2009.

E. Long-term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding as at December 31, 2010, for the next five years and thereafter, are as follows:

In millions	Capital leases	Debt	Total

2011 (1)	$142	$398	$540
2012	37	-	37
2013	65	396	461
2014	180	321	501
2015	75	-	75
2016 and thereafter	450	4,007	4,457
	$949	$5,122	$6,071
(1) Current portion of long-term debt

F. The aggregate amount of debt payable in US currency as at December 31, 2010 was US $5,914 million (C $5,882 million), including US $757 million relating to capital leases and other, and US $5,957 million (C $6,261 million), including US $800 million relating to capital leases and other, as at December 31, 2009.

Available financing arrangements
The Company has a US $1 billion revolving credit facility, expiring in October 2011 that the Company intends to replace with another credit agreement on or before the expiration date. The credit facility is available for general corporate purposes, including back-stopping the Company’s commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2010, the Company had no outstanding borrowings under its revolving credit facility (nil as at December 31, 2009) and had letters of credit drawn of  $436 million ( $421 million as at December 31, 2009).
The Company’s commercial paper program enables it to issue commercial paper up to a maximum aggregate principal amount of  $800 million, or the US dollar equivalent. As at December 31, 2010 and 2009, the Company had no outstanding borrowings under its commercial paper program.

Capital Stock	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Capital stock
10 – Capital stock

A. Authorized capital stock
The authorized capital stock of the Company is as follows:
•	Unlimited number of Common Shares, without par value
•	Unlimited number of Class A Preferred Shares, without par value, issuable in series
•	Unlimited number of Class B Preferred Shares, without par value, issuable in series

B. Issued and outstanding common shares
The following table provides the activity of the issued and outstanding common shares of the Company for the last three years ended December 31, 2010:

In millions	Year ended December 31,	2010	2009	2008
Issued and outstanding common shares at beginning of year		471.0	468.2	485.2
Number of shares repurchased through buyback programs		(15.0)	-	(19.4)
Stock options exercised		3.4	2.8	2.4
Issued and outstanding common shares at end of year		459.4	471.0	468.2

Share repurchase programs
In January 2010, the Board of Directors of the Company approved a share repurchase program which allowed for the repurchase of up to 15.0 million common shares to the end of December 2010 pursuant to a normal course issuer bid, at prevailing market prices plus brokerage fees, or such other price as may be permitted by the Toronto Stock Exchange.
The following table provides the activity under such share repurchase program, as well as the share repurchase programs of the prior years:

In millions, except per share data	Year ended December 31,	2010	2009	2008
Number of common shares (1)		15.0	-	19.4
Weighted-average price per share (2)		$60.86	$-	$52.70
Amount of repurchase		$913	$-	$1,021
(1) Includes common shares purchased pursuant to private agreements between the Company and arm's-length third-party sellers. (2) Includes brokerage fees.

Stock Plans	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments
11 – Stock plans

The Company has various stock-based incentive plans for eligible employees.  A description of the Company’s major plans is provided below:

A.     Employee Share Investment Plan
The Company has an Employee Share Investment Plan (ESIP) giving eligible employees the opportunity to subscribe for up to 10% of their gross salaries to purchase shares of the Company’s common stock on the open market and to have the Company invest, on the employees’ behalf, a further 35% of the amount invested by the employees, up to 6% of their gross salaries.
The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company’s contributions, as well as the resulting expense recorded for the years ended December 31, 2010, 2009 and 2008:

Year ended December 31,	2010	2009	2008
Number of participants holding shares	14,997	14,152	14,114
Total number of ESIP shares purchased on behalf of employees (millions)	1.3	1.6	1.5
Expense for Company contribution (millions)	$19	$18	$18

B.     Stock-based compensation plans
The following table provides total stock-based compensation expense for awards under all plans, as well as the related tax benefit recognized in income for the years ended December 31, 2010, 2009 and 2008:

In millions	Year ended December 31,	2010	2009	2008

Cash settled awards
Restricted share unit plan		$77	$43	$33
Vision 2008 Share Unit Plan		N/A	N/A	(10)
Voluntary Incentive Deferral Plan		18	33	(10)
		95	76	13
Stock option awards		9	14	14
Total stock-based compensation expense		$104	$90	$27

Tax benefit recognized in income		$27	$26	$7

(i)     Cash settled awards
Restricted share units
The Company has granted restricted share units (RSUs), 0.5 million in 2010, 0.9 million in 2009 and 0.7 million in 2008, to designated management employees entitling them to receive payout in cash based on the Company’s share price. The RSUs granted are generally scheduled for payout after three years (“plan period”) and vest conditionally upon the attainment of a target relating to return on invested capital (ROIC) over the plan period. Such performance vesting criteria results in a performance vesting factor that ranges from 0% to 150% depending on the level of ROIC attained. Payout is conditional upon the attainment of a minimum share price, calculated using the average of the last three months of the plan period. The value of the payout is equal to the number of RSUs awarded multiplied by the performance vesting factor and by the 20-day average closing share price ending on January 31 of the following year. As at December 31, 2010, 0.2 million RSUs remained authorized for future issuance under this plan.
On December 31, 2010, for the 2008 grant, the level of ROIC attained resulted in a performance vesting factor of approximately 82%. As the minimum share price condition was met, payout under the plan of approximately  $37 million, calculated using the Company’s average share price during the 20-day period ending on January 31, 2011, will occur in the first quarter of 2011.

Vision 2008 Share Unit Plan (Vision)
In 2005, 0.9 million units had been granted to designated senior management employees under a special share unit plan with a four-year term to December 31, 2008. At December 31, 2008, the units partially vested; however, the payout condition related to the Company’s share price was not met. As such, no payout occurred and the units were subsequently cancelled.

Voluntary Incentive Deferral Plan
The Company has a Voluntary Incentive Deferral Plan (VIDP), providing eligible senior management employees the opportunity to elect to receive their annual incentive bonus payment and other eligible incentive payments in deferred share units (DSUs). A DSU is equivalent to a common share of the Company and also earns dividends when normal cash dividends are paid on common shares. The number of DSUs received by each participant is established using the average closing price for the 20 trading days prior to and including the date of the incentive payment.  For each participant, the Company will grant a further 25% of the amount elected in DSUs, which will vest over a period of four years.  The election to receive eligible incentive payments in DSUs is no longer available to a participant when the value of the participant's vested DSUs is sufficient to meet the Company's stock ownership guidelines. The value of each participant’s DSUs is payable in cash at the time of cessation of employment. The Company’s liability for DSUs is marked-to-market at each period-end based on the Company’s closing stock price.

The following table provides the 2010 activity for all cash settled awards:

	RSUs		VIDP
In millions	Nonvested	Vested	Nonvested	Vested
Outstanding at December 31, 2009	1.5	0.7	-	1.6
Granted (Payout)	0.5	(0.7)	-	(0.2)
Vested during year	(0.7)	0.7	-	0.1
Outstanding at December 31, 2010	1.3	0.7	-	1.5

The following table provides valuation and expense information for all cash settled awards:

In millions, unless otherwise indicated	RSUs (1)						Vision (1)	VIDP (2)	Total
								2003
Year of grant	2010	2009	2008	2007	2006	2004	2005	onwards

Stock-based compensation expense (recovery)
recognized over requisite service period
Year ended December 31, 2010	$17	$34	$26	$-	N/A	N/A	N/A	$18	$95
Year ended December 31, 2009	N/A	$13	$3	$29	$(2)	N/A	N/A	$33	$76
Year ended December 31, 2008	N/A	N/A	$8	$(2)	$24	$3	$(10)	$(10)	$13

Liability outstanding
December 31, 2010	$17	$46	$37	N/A	N/A	N/A	N/A	$99	$199
December 31, 2009	N/A	$13	$11	$38	N/A	N/A	N/A	$102	$164

Fair value per unit
December 31, 2010 ( $)	$49.65	$65.27	$66.35	N/A	N/A	N/A	N/A	$66.35	N/A

Fair value of awards vested during the year
Year ended December 31, 2010	$-	$-	$37	N/A	N/A	N/A	N/A	$1	$38
Year ended December 31, 2009	N/A	$-	$-	$38	N/A	N/A	N/A	$3	$41
Year ended December 31, 2008	N/A	N/A	$-	$-	$53	$3	$-	$4	$60

Nonvested awards at December 31, 2010
Unrecognized compensation cost	$18	$10	$-	N/A	N/A	N/A	N/A	$1	$29
Remaining recognition period (years)	2.0	1.0	N/A	N/A	N/A	N/A	N/A	N/A (3)	N/A

Assumptions (4)
Stock price ( $)	$66.35	$66.35	$66.35	N/A	N/A	N/A	N/A	$66.35	N/A
Expected stock price volatility (5)	25%	18%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Expected term (years) (6)	2.0	1.0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Risk-free interest rate (7)	1.67%	1.40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Dividend rate ( $) (8)	$1.08	$1.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
(2)	Compensation cost is based on intrinsic value.
(3)	The remaining recognition period has not been quantified as it relates solely to the 25% Company grant and the dividends earned thereon, representing a minimal number of units.
(4)	Assumptions used to determine fair value are at December 31, 2010.
(5)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(6)	Represents the remaining period of time that awards are expected to be outstanding.
(7)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(8)	Based on the annualized dividend rate.

(ii)     Stock option awards
The Company has stock option plans for eligible employees to acquire common shares of the Company upon vesting at a price equal to the market value of the common shares at the date of granting. The options are exercisable during a period not exceeding 10 years. The right to exercise options generally accrues over a period of four years of continuous employment. Options are not generally exercisable during the first 12 months after the date of grant. At December 31, 2010, 11.6 million common shares remained authorized for future issuances under these plans.

Options issued by the Company include conventional options, which vest over a period of time; and performance-accelerated stock options. As at December 31, 2010, the performance-accelerated stock options were fully vested.
For 2010, 2009 and 2008, the Company granted 0.7 million, 1.2 million and 0.9 million, respectively, of conventional stock options to designated senior management employees that vest over a period of four years of continuous employment.
The total number of options outstanding at December 31, 2010, for conventional and performance-accelerated options was 6.8 million and 2.1 million, respectively.
The following table provides the activity of stock option awards during 2010, and for options outstanding and exercisable at December 31, 2010, the weighted-average exercise price.

	Options outstanding		Nonvested options
				Weighted-
	Number	Weighted-average	Number of	average grant
	of options	exercise price	options	date fair value
	In millions		In millions
Outstanding at December 31, 2009 (1)	11.6	$30.98	2.6	$12.80
Granted	0.7	$54.76	0.7	$13.09
Exercised	(3.4)	$24.95	N/A	N/A
Vested	N/A	N/A	(1.0)	$13.03
Outstanding at December 31, 2010 (1)	8.9	$34.23	2.3	$12.80
Exercisable at December 31, 2010 (1)	6.6	$30.49	N/A	N/A
(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.

The following table provides the number of stock options outstanding and exercisable as at December 31, 2010 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration.  The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2010 at the Company’s closing stock price of  $66.35.

				Options outstanding				Options exercisable
Range of exercise prices				Number of options	Weighted- average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
			In millions				In millions	In millions		In millions

	$11.93	-	$20.42	2.3	1.9	$20.03	$106	2.3	$20.03	$106
	$20.51	-	$29.03	2.0	1.6	$25.75	82	2.0	$25.75	82
	$30.50	-	$37.00	1.0	7.0	$34.58	32	0.4	$35.32	13
	$37.78	-	$50.45	2.3	6.6	$45.40	47	1.4	$45.42	29
	$50.65	-	$65.57	1.3	7.6	$52.32	18	0.5	$52.15	7
Balance at December 31, 2010 (1)				8.9	4.4	$34.23	$285	6.6	$30.49	$237
(1)
Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2010, all stock options outstanding were in-the-money.  The weighted-average years to expiration of exercisable stock options is 3.2 years.

The following table provides valuation and expense information for all stock option awards:

In millions, unless otherwise indicated
Year of grant	2010	2009	2008	2007	2006	2005	Total

Stock-based compensation expense
recognized over requisite service period (1)
Year ended December 31, 2010	$4	$2	$2	$1	$-	N/A	$9
Year ended December 31, 2009	N/A	$9	$1	$2	$2	$-	$14
Year ended December 31, 2008	N/A	N/A	$7	$2	$2	$3	$14

Fair value per unit
At grant date ( $)	$13.09	$12.60	$12.44	$13.36	$13.80	$9.19	N/A

Fair value of awards vested during the year
Year ended December 31, 2010	$-	$4	$3	$3	$3	N/A	$13
Year ended December 31, 2009	N/A	$-	$3	$3	$3	$3	$12
Year ended December 31, 2008	N/A	N/A	$-	$3	$3	$3	$9

Nonvested awards at December 31, 2010
Unrecognized compensation cost	$5	$4	$1	$-	$-	N/A	$10
Remaining recognition period (years)	3.0	2.0	1.0	-	-	N/A	N/A

Assumptions
Grant price ( $)	$54.76	$42.14	$48.51	$52.79	$51.51	$36.33	N/A
Expected stock price volatility (2)	28%	39%	27%	24%	25%	25%	N/A
Expected term (years) (3)	5.4	5.3	5.3	5.2	5.2	5.2	N/A
Risk-free interest rate (4)	2.44%	1.97%	3.58%	4.12%	4.04%	3.50%	N/A
Dividend rate ( $) (5)	$1.08	$1.01	$0.92	$0.84	$0.65	$0.50	N/A
(1)	Compensation cost is based on the grant date fair value using the Black-Scholes option-pricing model that uses the assumptions at the grant date.
(2)
Based on the average of the historical volatility of the Company's stock over a period commensurate with the expected term of the award and the implied volatility from traded options on the Company's stock.

(3)
Represents the period of time that awards are expected to be outstanding. The Company uses historical data to estimate option exercise and employee termination, and groups of employees that have similar historical exercise behavior are considered separately.

(4)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(5)	Based on the annualized dividend rate.

The following table provides information related to stock options exercised during the years ended December 31, 2010, 2009 and 2008:

In millions	Year ended December 31,	2010	2009	2008
Total intrinsic value		$125	$93	$81
Cash received upon exercise of options		$87	$53	$44
Related excess tax benefits realized		$28	$20	$10

(iii) Stock price volatility
Compensation cost for the Company’s RSU plans is based on the fair value of the awards at period end using the lattice-based valuation model for which a primary assumption is the Company’s share price. In addition, the Company’s liability for the VIDP is marked-to-market at period-end and, as such, is also reliant on the Company’s share price. Fluctuations in the Company’s share price cause volatility to stock-based compensation expense as recorded in net income. The Company does not currently hold any derivative financial instruments to manage this exposure. A  $1 increase in the Company’s share price at December 31, 2010 would have increased stock-based compensation expense by  $3 million, whereas a  $1 decrease in the price would have reduced it by  $4 million.

Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Pensions and other postretirement benefits
12 – Pensions and other postretirement benefits

The Company has various retirement benefit plans under which substantially all of its employees are entitled to benefits at retirement age, generally based on compensation and length of service and/or contributions.  The Company also offers postretirement benefits to certain employees, providing life insurance, medical benefits and, for a closed group of employees, free rail travel benefits during retirement. These postretirement benefits are funded as they become due. The information in the tables that follow pertains to the Company’s defined benefit plans. However, the following descriptions relate solely to the Company’s main pension plan, the CN Pension Plan, unless otherwise specified.

A.     Description of the CN Pension Plan
The CN Pension Plan is a contributory defined benefit pension plan that covers the majority of CN employees. It provides for pensions based mainly on years of service and final average pensionable earnings and is generally applicable from the first day of employment. Indexation of pensions is provided after retirement through a gain/loss sharing mechanism, subject to guaranteed minimum increases. An independent trust company is the Trustee of the Company’s pension trust funds (including the CN Pension Trust Fund). As Trustee, the trust company performs certain duties, which include holding legal title to the assets of the CN Pension Trust Fund and ensuring that the Company, as Administrator, complies with the provisions of the CN Pension Plan and the related legislation. The Company utilizes a measurement date of December 31 for the CN Pension Plan.

B.     Funding policy
Employee contributions to the CN Pension Plan are determined by the plan rules.  Company contributions are in accordance with the requirements of the Government of Canada legislation, The Pension Benefits Standards Act, 1985, and are determined by actuarial valuations conducted at least on a triennial basis. Actuarial valuations will be required annually starting with the actuarial valuation as at December 31, 2011. These valuations are made in accordance with legislative requirements and with the recommendations of the Canadian Institute of Actuaries for the valuation of pension plans. The latest actuarial valuation of the CN Pension Plan was conducted as at December 31, 2008 and indicated a funding excess on a going concern and solvency basis.  Based on the latest actuarial valuations of all its plans, total cash contributions for all of the Company’s pension plans are expected to be approximately  $115 million in 2011.

C.     Plan assets
The assets of the Company’s various plans are held in separate trust funds which are diversified by asset type, country and investment strategies.  Each year, the CN Board of Directors reviews and confirms or amends the Statement of Investment Policies and Procedures (SIPP) which includes the plans’ long-term asset class mix and related benchmark indices (Policy). This Policy is based on a long-term forward-looking view of the world economy, the dynamics of the plans’ benefit liabilities, the market return expectations of each asset class and the current state of financial markets. The Policy mix in 2010 was: 2% cash and short-term investments, 38% bonds, 47% equities, 4% real estate, 5% oil and gas and 4% infrastructure assets.
Annually, the CN Investment Division, a division of the Company created to invest and administer the assets of the plans, proposes a short-term asset mix target (Strategy) for the coming year, which is expected to differ from the Policy, because of current economic and market conditions and expectations. The Investment Committee of the Board (Committee) regularly compares the actual asset mix to the Policy and Strategy asset mixes and evaluates the actual performance of the trust funds in relation to the performance of the Policy, calculated using Policy asset mix and the performance of the benchmark indices.

The Committee’s approval is required for all major investments in illiquid securities. The SIPP allows for the use of derivative financial instruments to implement strategies or to hedge or adjust existing or anticipated exposures. The SIPP prohibits investments in securities of the Company or its subsidiaries. Investments held in the trust funds consist mainly of the following:
(i)
Cash, short-term investments and bonds consist primarily of highly liquid securities which ensure adequate cash flows are available to cover near-term benefit payments. Short-term securities are almost exclusively obligations issued by Canadian chartered banks. In 2010, 90% of bonds were issued or guaranteed by Canadian, U.S. or other governments.

(ii)	Mortgages consist of mortgage products which are primarily conventional or participating loans secured by commercial properties and publicly traded REITs (Real Estate Investment Trust).
(iii)
Equity investments are well diversified by country, issuer and industry sector. The most significant allocation either to an individual issuer or industry sector was approximately 3% and 20%, respectively, in 2010.

(iv)	Real estate is a diversified portfolio of Canadian land and commercial properties.
(v)	Oil and gas investments include petroleum and natural gas properties operated by the trusts’ wholly-owned subsidiaries and Canadian marketable securities.
(vi)	Infrastructure investments are publically traded trust units, participations in private infrastructure funds and public debt and equity securities of infrastructure and utility companies.
(vii)	Absolute return investments are a portfolio of units of externally managed hedge funds.

The plans’ investment manager monitors market events and exposures to markets, currencies and interest rates daily. When investing in foreign securities, the plans are exposed to foreign currency risk that may be adjusted or hedged; the effect of which is included in the valuation of the foreign securities. Net of the effects mentioned above, the plans were 71% exposed to the Canadian dollar, 9% to European currencies, 9% to the US dollar and 11% to various other currencies as at December 31, 2010. Interest rate risk represents the risk that the fair market value of the investments will fluctuate due to changes in market interest rates.  Sensitivity to interest rates is a function of the timing and amount of cash flows of the assets and liabilities of the plans. To manage credit risk, established policies require dealing with counterparties considered to be of high credit quality.  Derivatives are used from time to time to adjust asset mix or exposures to foreign currencies, interest rate or market risks of the portfolio or anticipated transactions. Derivatives are contractual agreements whose value is derived from interest rates, foreign exchange rates, equity or commodity prices. When derivatives are used for hedging purposes, the gains or losses on the derivatives are offset by a corresponding change in the value of the hedged assets. Derivatives include forwards, futures, swaps and options.

The following table presents the fair value of plan assets as at December 31, 2010 and 2009 by asset class, their level within the fair value hierarchy and the valuation techniques and inputs used to measure such fair value.

In millions, unless otherwise indicated			Fair value measurements at December 31, 2010
Asset class	Total	Percentage of total assets	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$429	3%	$429	$-	$-
Bonds (2)
Canada and supranational	2,013	13%	-	2,013	-
Provinces of Canada	1,292	9%	-	1,292	-
Corporate	92	1%	-	92	-
Emerging market debt	318	2%	-	318	-
Mortgages (3)	205	1%	30	175	-
Equities (4)
Canadian	3,228	21%	3,204	-	24
U.S.	1,316	9%	1,316	-	-
International	3,076	20%	3,076	-	-
Real estate (5)	318	2%	-	-	318
Oil and gas (6)	1,141	8%	289	-	852
Infrastructure (7)	607	4%	29	85	493
Absolute return (8)
Multi-strategy funds	311	2%	-	106	205
Fixed income funds	197	1%	-	197	-
Commodity funds	75	1%	-	75	-
Equity funds	148	1%	-	147	1
Global macro funds	292	2%	-	292	-
	$15,058	100%	$8,373	$4,792	$1,893
Other (9)	34	-
Total plan assets	$15,092	100%

In millions, unless otherwise indicated			Fair value measurements at December 31, 2009
Asset class	Total	Percentage of total assets	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$245	2%	$245	$-	$-
Bonds (2)
Canada and supranational	1,796	12%	-	1,796	-
Provinces of Canada	1,117	8%	-	1,117	-
Corporate	126	1%	-	126	-
Emerging market debt	238	2%	-	238	-
Mortgages (3)	213	1%	35	178	-
Equities (4)
Canadian	3,297	23%	3,279	-	18
U.S.	1,452	10%	1,452	-	-
International	2,950	21%	2,950	-	-
Real estate (5)	303	2%	-	37	266
Oil and gas (6)	1,014	7%	262	-	752
Infrastructure (7)	572	4%	39	84	449
Absolute return (8)
Multi-strategy funds	159	1%	-	52	107
Fixed income funds	195	1%	-	121	74
Commodity funds	91	1%	-	91	-
Equity funds	132	1%	-	131	1
Global macro funds	307	2%	-	307	-
	$14,207	99%	$8,262	$4,278	$1,667
Other (9)	125	1%
Total plan assets	$14,332	100%
Level 1: Fair value based on quoted prices in active markets for identical assets
Level 2: Fair value based on significant observable inputs
Level 3: Fair value based on significant unobservable inputs

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3.
	Fair value measurements using significant unobservable inputs (Level 3)						Additional information (10)
In millions	Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total	Infrastructure Hedged	Absolute return Hedged
Beginning balance at
December 31, 2008	$27	$237	$702	$490	$60	$1,516	$486	$60
Actual return relating to assets still held at the reporting date	1	14	87	(71)	14	45	4	30
Purchases, sales and settlements	(10)	15	(37)	30	108	106	(41)	92
Balance at
December 31, 2009	$18	$266	$752	$449	$182	$1,667	$449	$182
Actual return relating to assets still held at the reporting date	3	32	90	19	(11)	133	46	-
Purchases, sales and settlements	3	(14)	(48)	25	109	75	1	99
Transfers in and/or out of Level 3	-	34	58	-	(74)	18	-	(74)
Ending balance at
December 31, 2010	$24	$318	$852	$493	$206	$1,893	$496	$207

(1)								Short-term investments consist primarily of securities issued by Canadian chartered banks. Such investments are valued at cost, which approximates market value.
(2)
Bonds are valued using prices obtained from independent pricing data suppliers, predominantly TSX Inc. When prices are not available from independent sources, the bond is valued by comparison to prices obtained for a bond of similar interest rate, maturity and risk.

(3)
Mortgages are secured by real estate. The fair value measurement of  $175 million ( $178 million in 2009) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors. Mortgages denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the tables above.

(4)								The fair value of equity investments of $24 million ( $18 million in 2009) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
(5)
The fair value of real estate investments of  $318 million ( $303 million in 2009) includes land and buildings classified as Level 3 ( $37 million of land classified as Level 2 and  $266 million of buildings classified as Level 3 in 2009). Land is valued based on the fair market value of comparable assets and buildings are valued based on the present value of estimated future net cash flows and the fair market value of comparable assets. Independent valuations of land and buildings are performed triennially.

(6)
The fair value of oil and gas investments of  $852 million ( $752 million in 2009) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.

(7)
Infrastructure funds consist of  $29 million ( $39 million in 2009) of trust units that are publicly traded and classified as Level 1,  $85 million ( $84 million in 2009) of bank loans and bonds issued by infrastructure companies classified as Level 2 and  $493 million ( $449 million in 2009) of infrastructure funds that are classified as Level 3 and are valued based on earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.

(8)
Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.

(9)
Other consists of net operating assets required to administer the trust funds' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

(10)								This additional information demonstrates the fair value of the infrastructure and absolute return funds after considering the effects of foreign currency hedges.

D. Additional disclosures

(i) Obligations and funded status
		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2010	2009	2010	2009

Change in benefit obligation
Projected benefit obligation at beginning of year		$13,708	$12,326	$268	$260
Acquisition of EJ&E		-	3	-	2
Amendments		5	-	-	1
Interest cost		837	885	16	17
Actuarial loss		1,118	1,284	22	25
Service cost		99	83	3	3
Curtailment gain		-	-	(1)	(3)
Plan participants’ contributions		50	48	-	-
Foreign currency changes		(12)	(36)	(6)	(18)
Benefit payments and transfers		(910)	(885)	(19)	(19)
Projected benefit obligation at end of year		$14,895	$13,708	$283	$268
Component representing future salary increases		(439)	(437)	-	-
Accumulated benefit obligation at end of year		$14,456	$13,271	$283	$268

Change in plan assets
Fair value of plan assets at beginning of year		$14,332	$13,611	$-	$-
Employer contributions		411	131	-	-
Plan participants’ contributions		50	48	-	-
Foreign currency changes		(8)	(17)	-	-
Actual return on plan assets		1,217	1,444	-	-
Benefit payments and transfers		(910)	(885)	-	-
Fair value of plan assets at end of year		$15,092	$14,332	$-	$-

Funded (unfunded) status (Excess of fair value of plan assets over
projected benefit obligation at end of year)		$197	$624	$(283)	$(268)

Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2010 were  $13,941 million and  $14,343 million, respectively ( $12,819 million and  $13,606 million, respectively, at December 31, 2009).

(ii) Amounts recognized in the Consolidated Balance Sheet
		Pensions		Other postretirement benefits
In millions	December 31,	2010	2009	2010	2009

Noncurrent assets (Note 6)		$442	$846	$-	$-
Current liabilities (Note 7)		-	-	(18)	(18)
Noncurrent liabilities (Note 8)		(245)	(222)	(265)	(250)
Total amount recognized		$197	$624	$(283)	$(268)

(iii) Amounts recognized in Accumulated other comprehensive loss (Note 19)
		Pensions		Other postretirement benefits
In millions	December 31,	2010	2009	2010	2009
Net actuarial gain (loss)		$(1,185)	$(280)	$1	$26
Prior service cost		$(5)	$-	$(4)	$(6)

(iv) Information for the pension plans with an accumulated benefit obligation in excess of plan assets
			Pensions			Other postretirement benefits
In millions	December 31,		2010	2009		2010	2009
Projected benefit obligation			$436	$407		N/A	N/A
Accumulated benefit obligation			$386	$359		N/A	N/A
Fair value of plan assets			$191	$186		N/A	N/A
(v) Components of net periodic benefit cost (income)
		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2010	2009	2008	2010	2009	2008

Service cost		$99	$83	$136	$3	$3	$4
Interest cost		837	885	801	16	17	15
Curtailment gain		-	-	-	(1)	(3)	(7)
Expected return on plan assets		(1,009)	(1,007)	(1,004)	-	-	-
Amortization of prior service cost		-	-	19	2	5	2
Recognized net actuarial loss (gain)		3	5	-	(2)	(3)	(2)
Net periodic benefit cost (income)		$(70)	$(34)	$(48)	$18	$19	$12

    The estimated prior service cost and net actuarial loss for defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are  $1 million and  $8 million, respectively.

    The estimated prior service cost and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are  $2 million and nil, respectively.

(vi) Weighted-average assumptions used in accounting for pensions and other postretirement benefits
		Pensions			Other postretirement benefits
December 31,		2010	2009	2008	2010	2009	2008

To determine projected benefit obligation
Discount rate (1)		5.32%	6.19%	7.42%	5.29%	6.01%	6.84%
Rate of compensation increase (2)		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

To determine net periodic benefit cost
Discount rate (1)		6.19%	7.42%	5.53%	6.01%	6.84%	5.84%
Rate of compensation increase (2)		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Expected return on plan assets (3)		7.75%	7.75%	8.00%	N/A	N/A	N/A
(1)
The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due.  The discount rate is determined by management with the aid of third-party actuaries. The Company’s methodology for determining the discount rate is based on a zero-coupon bond yield curve, which is derived from a semi-annual bond yield curve provided by a third party. The portfolio of hypothetical zero-coupon bonds is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.

(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)
To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors.  The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2010, the Company used a long-term rate of return assumption of 7.75% on the market-related value of plan assets to compute net periodic benefit cost. The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. Effective January 1, 2011, the Company will reduce the expected long-term rate of return on plan assets from 7.75% to 7.50% to reflect management's current view of long term investment returns. The effect of this change in management’s assumption will be to decrease net periodic benefit income by approximately  $20 million.

(vii) Health care cost trend rate for other postretirement benefits
For measurement purposes, increases in the per capita cost of covered health care benefits were assumed to be 11% and 10% for 2010 and 2011, respectively.  It is assumed that the rate will decrease gradually to 4.5% in 2028 and remain at that level thereafter.

    Assumed health care costs have a significant effect on the amounts reported for the health care plan.  A one-percentage-point change in the assumed health care cost trend rate would have the following effect:

In millions	One-percentage-point
		Increase	Decrease
Effect on total service and interest costs		$1	$(1)
Effect on benefit obligation		$17	$(15)

(viii) Estimated future benefit payments
In millions	Pensions	Other postretirement benefits
2011	$937		$19
2012	$964		$19
2013	$987		$20
2014	$1,012		$21
2015	$1,036		$22
Years 2016 to 2020	$5,426		$113

E. Defined contribution and other plans
The Company maintains defined contribution pension plans for certain salaried employees as well as certain employees covered by collective bargaining agreements. The Company also maintains other plans, including Section 401(k) savings plans for certain U.S. based employees. The Company’s contributions under these plans are expensed as incurred and amounted to  $16 million,  $8 million and  $7 million for 2010, 2009 and 2008, respectively.

Other income	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Other income
13 – Other income

In millions	Year ended December 31,	2010	2009	2008
Gain on disposal of property (1)		$157	$226	$-
Gain on disposal of land		20	12	22
Investment income		5	7	5
Net real estate costs		(6)	(7)	(10)
Costs related to the Accounts receivable securitization program (Note 4)		-	(1)	(10)
Foreign exchange gain (loss)		-	4	(14)
Other		36	26	33
Total other income		$212	$267	$26
(1)
2010 includes  $152 million for the sale of the Company’s Oakville subdivision and 2009 includes  $69 million and  $157 million for the sales of the Lower Newmarket and Weston subdivisions, respectively. See Note 5 – Properties.

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Income taxes
14 – Income taxes

The Company’s consolidated effective income tax rate differs from the Canadian statutory Federal tax rate.  The reconciliation of income tax expense is as follows:

In millions	Year ended December 31,	2010	2009	2008

Federal tax rate		18.0%	19.0%	19.5%

Income tax expense at the statutory Federal tax rate		$(518)	$(430)	$(496)

Income tax (expense) recovery resulting from:
Provincial and other taxes		(350)	(257)	(304)
Deferred income tax adjustments due to rate enactments		-	126	23
Gain on disposals		32	42	3
Other (1)		64	112	124
Income tax expense		$(772)	$(407)	$(650)
Cash payments for income taxes		$214	$245	$425
(1)	Comprises adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

The following table provides tax information for Canada and the United States:

In millions	Year ended December 31,	2010	2009	2008

Income before income taxes
Canada		$2,301	$2,002	$1,976
U.S.		575	259	569
		$2,876	$2,261	$2,545

Current income tax expense
Canada		$(308)	$(253)	$(316)
U.S.		(46)	(16)	(104)
		$(354)	$(269)	$(420)

Deferred income tax expense
Canada		$(248)	$(58)	$(153)
U.S.		(170)	(80)	(77)
		$(418)	$(138)	$(230)

Significant components of deferred income tax assets and liabilities are as follows:

In millions	December 31,	2010	2009

Deferred income tax assets
Personal injury claims and other reserves		$155	$135
Other postretirement benefits liability		88	85
Net operating losses and tax credit carryforwards (1)		11	14
Total deferred income tax assets		254	234
Deferred income tax liabilities
Net pension asset		41	149
Properties and other		5,312	5,099
Total deferred income tax liabilities		5,353	5,248
Total net deferred income tax liability		$5,099	$5,014

Total net deferred income tax liability
Canada		$2,162	$2,083
U.S.		2,937	2,931
		$5,099	$5,014

Total net deferred income tax liability		$5,099	$5,014
Net current deferred income tax asset		53	105
Net noncurrent deferred income tax liability		$5,152	$5,119
(1) Net operating losses and tax credit carryforwards will expire between the years 2014 and 2030.

  On an annual basis, the Company assesses the need to establish a valuation allowance for its deferred income tax assets, and if it is deemed more likely than not that its deferred income tax assets will not be realized based on its taxable income projections, a valuation allowance is recorded. As at December 31, 2010, it is more likely than not that the Company will realize the majority of its deferred income tax assets from the generation of future taxable income, as the payments for provisions, reserves and accruals are made and net operating losses and tax credit carryforwards are utilized.  The Company has not recognized a deferred income tax asset ( $338 million at December 31, 2010) on the unrealized foreign exchange loss recorded in Accumulated other comprehensive loss relating to its permanent investment in U.S. subsidiaries, as the Company does not expect this temporary difference to reverse in the foreseeable future.
The Company recognized tax credits of  $1 million in 2010,  $6 million in 2009 and  $4 million in 2008 for eligible research and development expenditures, which reduced the cost of properties.

The following table provides a reconciliation of unrecognized tax benefits on the Company’s Canadian and U.S. tax positions:

In millions

Gross unrecognized tax benefits as at January 1, 2010	$83
Increases for:
Tax positions related to the current year	4
Interest and penalties accrued on tax positions	5

Decreases for:
Tax positions related to prior years	(31)
Interest and penalties accrued on tax positions	(4)
Gross unrecognized tax benefits as at December 31, 2010	$57
Adjustments to reflect tax treaties and other arrangements	(27)
Net unrecognized tax benefits as at December 31, 2010	$30

At December 31, 2010, the total amount of gross unrecognized tax benefits was  $57 million, before considering tax treaties and other arrangements between taxation authorities, of which  $19 million related to accrued interest and penalties. If recognized, all of the net unrecognized tax benefits would affect the effective tax rate. The Company estimates that approximately  $10 million of the unrecognized tax benefits as at December 31, 2010 for various state and federal income tax matters will be resolved over the next twelve months.
The Company recognizes interest accrued and penalties related to unrecognized tax benefits in Income tax expense in the Company’s Consolidated Statement of Income.
In Canada, the Company’s income tax returns filed for the years 2004 to 2009 remain subject to examination by the taxation authorities. In the U.S., the income tax returns filed for the years 2006 to 2009 remain subject to examination by the taxation authorities.

Segmented Information	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Segmented information
15 – Segmented information

The Company manages its operations as one business segment over a single network that spans vast geographic distances and territories, with operations in Canada and the United States. Financial information reported at this level, such as revenues, operating income, and cash flow from operations, is used by corporate management, including the Company’s chief operating decision-maker, in evaluating financial and operational performance and allocating resources across CN’s network.
The Company’s strategic initiatives, which drive its operational direction, are developed and managed centrally by corporate management and are communicated to its regional activity centers (the Western Region, Eastern Region and Southern Region). Corporate management is responsible for, among others, CN’s marketing strategy, the management of large customer accounts, overall planning and control of infrastructure and rolling stock, the allocation of resources, and other functions such as financial planning, accounting and treasury.
The role of each region is to manage the day-to-day service requirements within their respective territories and control direct costs incurred locally. Such cost control is required to ensure that pre-established efficiency standards set at the corporate level are met. The regions execute the overall corporate strategy and operating plan established by corporate management, as their management of throughput and control of direct costs does not serve as the platform for the Company’s decision-making process.  Approximately 90% of the Company’s freight revenues are from national accounts for which freight traffic spans North America and touches various commodity groups. As a result, the Company does not manage revenues on a regional basis since a large number of the movements originate in one region and pass through and/or terminate in another region.

The regions also demonstrate common characteristics in each of the following areas:
(i)	each region’s sole business activity is the transportation of freight over the Company’s extensive rail network;
(ii)	the regions service national accounts that extend over the Company’s various commodity groups and across its rail network;
(iii)	the services offered by the Company stem predominantly from the transportation of freight by rail with the goal of optimizing the rail network as a whole;
(iv)	the Company and its subsidiaries, not its regions, are subject to single regulatory regimes in both Canada and the U.S.
For the reasons mentioned herein, the Company reports as one operating segment.

The following tables provide information by geographic area:

In millions	Year ended December 31,	2010	2009	2008
Revenues (1)
Canada		$5,630	$4,971	$5,632
U.S.		2,667	2,396	2,850
		$8,297	$7,367	$8,482
(1)	For the years ended December 31, 2010, 2009 and 2008, the largest customer represented approximately 3%, 3% and 2%, respectively, of total revenues.

In millions	Year ended December 31,	2010	2009	2008
Net income
Canada		$1,745	$1,691	$1,507
U.S.		359	163	388
		$2,104	$1,854	$1,895

In millions	December 31,	2010	2009
Properties
Canada		$13,312	$12,778
U.S.		9,605	9,852
		$22,917	$22,630

Earnings per share	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Earnings per share
16 – Earnings per share

	Year ended December 31,	2010	2009	2008
Basic earnings per share		$4.51	$3.95	$3.99
Diluted earnings per share		$4.48	$3.92	$3.95

The following table provides a reconciliation between basic and diluted earnings per share:

In millions	Year ended December 31,	2010	2009	2008

Net income		$2,104	$1,854	$1,895

Weighted-average shares outstanding		466.3	469.2	474.7
Effect of stock options		3.8	4.3	5.3
Weighted-average diluted shares outstanding		470.1	473.5	480.0

Basic earnings per share are calculated based on the weighted-average number of common shares outstanding over each period. Diluted earnings per share are calculated based on the weighted-average diluted shares outstanding using the treasury stock method, which assumes that any proceeds received from the exercise of in-the-money stock options, would be used to purchase common shares at the average market price for the period. For the years ended December 31, 2010, 2009 and 2008, the weighted-average number of stock options that were not included in the calculation of diluted earnings per share, as their inclusion would have had an anti-dilutive impact, were nil, 0.4 million and 0.3 million, respectively.

Major commitments and contingencies	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Major commitments and contingencies
17 – Major commitments and contingencies

A. Leases
The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment.  Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term.  As at December 31, 2010, the Company’s commitments under these operating and capital leases were  $616 million and  $1,291 million, respectively. Minimum rental payments for operating leases having initial non-cancelable lease terms of more than one year and minimum lease payments for capital leases in each of the next five years and thereafter are as follows:

In millions	Operating	Capital

2011	$110	$192
2012	92	83
2013	71	107
2014	47	239
2015	37	101
2016 and thereafter	259	569
	$616	1,291
Less: imputed interest on capital leases at rates ranging from approximately 0.5% to 11.8%		342
Present value of minimum lease payments included in debt		$949

The Company also has operating lease agreements for its automotive fleet with one-year non-cancelable terms for which its practice is to renew monthly thereafter.  The estimated annual rental payments for such leases are approximately  $30 million and generally extend over five years.
Rent expense for all operating leases was  $176 million,  $213 million and  $202 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Contingent rentals and sublease rentals were not significant.

B. Commitments
As at December 31, 2010, the Company had commitments to acquire railroad ties, rail, freight cars, locomotives, and other equipment and services, as well as outstanding information technology service contracts and licenses, at an aggregate cost of  $740 million ( $854 million as at December 31, 2009). In addition, the Company has remaining commitments in relation to the EJ&E acquisition to spend, over the next few years, approximately US $80 million for railroad infrastructure improvements and over US $30 million under a series of agreements with individual communities, a comprehensive voluntary mitigation program that addresses municipalities’ concerns, and additional conditions imposed by the STB. The Company also has agreements with fuel suppliers to purchase approximately 67% of its estimated 2011 volume, 34% of its anticipated 2012 volume, 26% of its anticipated 2013 volume and 9% of its anticipated 2014 volume, at market prices prevailing on the date of the purchase.

C. Contingencies
In the normal course of business, the Company becomes involved in various legal actions seeking compensatory and occasionally punitive damages, including actions brought on behalf of various purported classes of claimants and claims relating to employee and third-party personal injuries, occupational disease and property damage, arising out of harm to individuals or property allegedly caused by, but not limited to, derailments or other accidents.

Canada
Employee injuries are governed by the workers’ compensation legislation in each province whereby employees may be awarded either a lump sum or future stream of payments depending on the nature and severity of the injury. As such, the provision for employee injury claims is discounted. The Company accounts for costs related to employee work-related injuries based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs. For all other legal actions, the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.
At December 31, 2010, 2009 and 2008, the Company’s provision for personal injury and other claims in Canada was as follows:

In millions	2010	2009	2008
Balance January 1	$178	$189	$196
Accruals and other	59	48	42
Payments	(37)	(59)	(49)
Balance December 31	$200	$178	$189

Current portion - Balance December 31	$39	$34	$35

United States
Personal injury claims by the Company’s employees, including claims alleging occupational disease and work-related injuries, are subject to the provisions of the Federal Employers’ Liability Act (FELA). Employees are compensated under FELA for damages assessed based on a finding of fault through the U.S. jury system or through individual settlements. As such, the provision is undiscounted. With limited exceptions where claims are evaluated on a case-by-case basis, the Company follows an actuarial-based approach and accrues the expected cost for personal injury claims, including asserted and unasserted occupational disease claims, and property damage claims, based on actuarial estimates of their ultimate cost. An actuarial study is performed annually.
For employee work-related injuries, including asserted occupational disease claims, and third-party claims, including grade crossing, trespasser and property damage claims, the actuarial valuation considers, among other factors, CN’s historical patterns of claims filings and payments. For unasserted occupational disease claims, the study includes the projection of CN’s experience into the future considering the potentially exposed population. The Company adjusts its liability based upon management’s assessment and the results of the study.
Due to the inherent uncertainty involved in projecting future events, including events related to occupational diseases, which include but are not limited to, the timing and number of actual claims, the average cost per claim and the legislative and judicial environment, the Company’s future payments may differ from current amounts recorded.
External actuarial studies reflecting favorable claims development over the years have supported net reductions to the Company’s provision for U.S. personal injury and other claims of  $19 million,  $60 million and  $28 million in 2010, 2009 and 2008, respectively. The reductions were mainly attributable to decreases in the Company’s estimates of unasserted claims and costs related to asserted claims as a result of its ongoing risk mitigation strategy focused on reducing frequency and severity of non-occupational disease claims through injury prevention and containment; mitigation of claims; and lower settlements for existing claims.

At December 31, 2010, 2009 and 2008, the Company’s provision for U.S. personal injury and other claims was as follows:

In millions	2010	2009	2008
Balance January 1	$166	$265	$250
Accruals and other	7	(46)	57
Payments	(27)	(53)	(42)
Balance December 31	$146	$166	$265

Current portion - Balance December 31	$44	$72	$83

Although the Company considers such provisions to be adequate for all its outstanding and pending claims, the final outcome with respect to actions outstanding or pending at December 31, 2010, or with respect to future claims, cannot be predicted with certainty, and therefore there can be no assurance that their resolution will not have a material adverse effect on the Company’s results of operations, financial position or liquidity in a particular quarter or fiscal year.

D. Environmental matters
The Company’s operations are subject to numerous federal, provincial, state, municipal and local environmental laws and regulations in Canada and the United States concerning, among other things, emissions into the air; discharges into waters; the generation, handling, storage, transportation, treatment and disposal of waste, hazardous substances, and other materials; decommissioning of underground and aboveground storage tanks; and soil and groundwater contamination. A risk of environmental liability is inherent in railroad and related transportation operations; real estate ownership, operation or control; and other commercial activities of the Company with respect to both current and past operations.

Known existing environmental concerns
The Company has identified approximately 295 sites at which it is or may be liable for remediation costs, in some cases along with other potentially responsible parties, associated with alleged contamination and is subject to environmental clean-up and enforcement actions, including those imposed by the United States Federal Comprehensive Environmental Response, Compensation and Liability Act of 1980 (CERCLA), also known as the Superfund law, or analogous state laws. CERCLA and similar state laws, in addition to other similar Canadian and U.S. laws, generally impose joint and several liability for clean-up and enforcement costs on current and former owners and operators of a site, as well as those whose waste is disposed of at the site, without regard to fault or the legality of the original conduct. The Company has been notified that it is a potentially responsible party for study and clean-up costs at approximately 10 sites governed by the Superfund law (and analogous state laws) for which investigation and remediation payments are or will be made or are yet to be determined and, in many instances, is one of several potentially responsible parties.
   The ultimate cost of addressing these known contaminated sites cannot be definitely established given that the estimated environmental liability for any given site may vary depending on the nature and extent of the contamination; the nature of anticipated response actions, taking into account the available clean-up techniques; evolving regulatory standards governing environmental liability; and the number of potentially responsible parties and their financial viability. As a result, liabilities are recorded based on the results of a four-phase assessment conducted on a site-by-site basis. A liability is initially recorded when environmental assessments occur, remedial efforts are probable, and when the costs, based on a specific plan of action in terms of the technology to be used and the extent of the corrective action required, can be reasonably estimated. The Company estimates the costs related to a particular site using cost scenarios established by external consultants based on the extent of contamination and expected costs for remedial efforts. The Company also accrues its allocable share of liability taking into account the Company’s alleged responsibility, the number of potentially responsible parties and their ability to pay their respective share of the liability. Adjustments to initial estimates are recorded as additional information becomes available.
The Company’s provision for specific environmental sites is undiscounted and includes costs for remediation and restoration of sites, as well as significant monitoring costs. Environmental accruals, which are classified as Casualty and other in the Consolidated Statement of Income, include amounts for newly identified sites or contaminants as well as adjustments to initial estimates. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

As at December 31, 2010, 2009 and 2008, the Company's provision for specific environmental sites was as follows:

In millions	2010	2009	2008
Balance January 1	$103	$125	$111
Accruals and other	67	(7)	29
Payments	(20)	(15)	(15)
Balance December 31	$150	$103	$125
Current portion - Balance December 31	$34	$38	$30

The Company anticipates that the majority of the liability at December 31, 2010 will be paid out over the next five years. However, some costs may be paid out over a longer period. In 2010, the Company accrued remediation costs associated with alleged contamination that are expected to be partly recoverable from third parties. A receivable has been recorded in Intangible and other assets for such recoverable amount.  Based on the information currently available, the Company considers its provisions to be adequate.

Unknown existing environmental concerns
While the Company believes that it has identified the costs likely to be incurred for environmental matters in the next several years based on known information, newly discovered facts, changes in laws, the possibility of releases of hazardous materials into the environment and the Company’s ongoing efforts to identify potential environmental liabilities that may be associated with its properties may result in the identification of additional environmental liabilities and related costs. The magnitude of such additional liabilities and the costs of complying with future environmental laws and containing or remediating contamination cannot be reasonably estimated due to many factors, including:

(i)	the lack of specific technical information available with respect to many sites;
(ii)	the absence of any government authority, third-party orders, or claims with respect to particular sites;
(iii)	the potential for new or changed laws and regulations and for development of new remediation technologies and uncertainty regarding the timing of the work with respect to particular sites;
(iv)	the determination of the Company’s liability in proportion to other potentially responsible parties and the ability to recover costs from any third parties with respect to particular sites; and

therefore, the likelihood of any such costs being incurred or whether such costs would be material to the Company cannot be determined at this time. There can thus be no assurance that liabilities or costs related to environmental matters will not be incurred in the future, or will not have a material adverse effect on the Company’s financial position or results of operations in a particular quarter or fiscal year, or that the Company’s liquidity will not be adversely impacted by such liabilities or costs, although management believes, based on current information, that the costs to address environmental matters will not have a material adverse effect on the Company’s financial position or liquidity. Costs related to any unknown existing or future contamination will be accrued in the period in which they become probable and reasonably estimable.

Future occurrences
In railroad and related transportation operations, it is possible that derailments or other accidents, including spills and releases of hazardous materials, may occur that could cause harm to human health or to the environment. As a result, the Company may incur costs in the future, which may be material, to address any such harm, compliance with laws and other risks, including costs relating to the performance of clean-ups, payment of environmental penalties and remediation obligations, and damages relating to harm to individuals or property.

Regulatory compliance
The Company may incur significant capital and operating costs associated with environmental regulatory compliance and clean-up requirements, in its railroad operations and relating to its past and present ownership, operation or control of real property. Operating expenses for environmental matters amounted to  $23 million in 2010,  $11 million in 2009 and  $10 million in 2008. For 2011, the Company expects to incur operating expenses relating to environmental matters in the same range as in 2010. In addition, based on the results of its operations and maintenance programs, as well as ongoing environmental audits and other factors, the Company plans for specific capital improvements on an annual basis. Certain of these improvements help ensure facilities, such as fuelling stations and waste water and storm water treatment systems, comply with environmental standards and include new construction and the updating of existing systems and/or processes. Other capital expenditures relate to assessing and remediating certain impaired properties. The Company’s environmental capital expenditures amounted to  $14 million in 2010 and  $9 million in both 2009 and 2008. For 2011, the Company expects to incur capital expenditures relating to environmental matters in the same range as in 2010.

E. Guarantees and indemnifications
In the normal course of business, the Company, including certain of its subsidiaries, enters into agreements that may involve providing certain guarantees or indemnifications to third parties and others, which may extend beyond the term of the agreement. These include, but are not limited to, residual value guarantees on operating leases, standby letters of credit and surety and other bonds, and indemnifications that are customary for the type of transaction or for the railway business.
The Company is required to recognize a liability for the fair value of the obligation undertaken in issuing certain guarantees on the date the guarantee is issued or modified. In addition, where the Company expects to make a payment in respect of a guarantee, a liability will be recognized to the extent that one has not yet been recognized.

(i) Guarantee of residual values of operating leases
The Company has guaranteed a portion of the residual values of certain of its assets under operating leases with expiry dates between 2011 and 2021, for the benefit of the lessor. If the fair value of the assets, at the end of their respective lease term, is less than the fair value, as estimated at the inception of the lease, then the Company must, under certain conditions, compensate the lessor for the shortfall. At December 31, 2010, the maximum exposure in respect of these guarantees was  $154 million. There are no recourse provisions to recover any amounts from third parties.

(ii) Other guarantees
The Company, including certain of its subsidiaries, has granted irrevocable standby letters of credit and surety and other bonds, issued by highly rated financial institutions, to third parties to indemnify them in the event the Company does not perform its contractual obligations. As at December 31, 2010, the maximum potential liability under these guarantees was  $489 million, of which  $425 million was for workers’ compensation and other employee benefits and  $64 million was for equipment under leases and other. Of the  $489 million of letters of credit and surety and other bonds,  $436 million was drawn on the Company’s US $1 billion revolving credit facility. During 2010, the Company has granted guarantees for which no liability has been recorded, as they relate to the Company’s future performance.
As at December 31, 2010, the Company had not recorded any liability with respect to these guarantees, as the Company does not expect to make any additional payments associated with these guarantees. The majority of the guarantee instruments mature at various dates between 2011 and 2013.

(iii) General indemnifications
In the normal course of business, the Company has provided indemnifications, customary for the type of transaction or for the railway business, in various agreements with third parties, including indemnification provisions where the Company would be required to indemnify third parties and others. Indemnifications are found in various types of contracts with third parties which include, but are not limited to:
(a)	contracts granting the Company the right to use or enter upon property owned by third parties such as leases, easements, trackage rights and sidetrack agreements;
(b)	contracts granting rights to others to use the Company’s property, such as leases, licenses and easements;
(c)	contracts for the sale of assets and securitization of accounts receivable;
(d)	contracts for the acquisition of services;
(e)	financing agreements;
(f)	trust indentures, fiscal agency agreements, underwriting agreements or similar agreements relating to debt or equity securities of the Company and engagement agreements with financial advisors;
(g)	transfer agent and registrar agreements in respect of the Company’s securities;
(h)
trust and other agreements relating to pension plans and other plans, including those establishing trust funds to secure payment to certain officers and senior employees of special retirement compensation arrangements;

(i)	pension transfer agreements;
(j)	master agreements with financial institutions governing derivative transactions;
(k)
settlement agreements with insurance companies or other third parties whereby such insurer or third party has been indemnified for any present or future claims relating to insurance policies, incidents or events covered by the settlement agreements; and

(l)	acquisition agreements.

      To the extent of any actual claims under these agreements, the Company maintains provisions for such items, which it considers to be adequate.  Due to the nature of the indemnification clauses, the maximum exposure for future payments may be material.  However, such exposure cannot be determined with certainty.
During the year, the Company entered into various indemnification contracts with third parties for which the maximum exposure for future payments cannot be determined with certainty. As a result, the Company was unable to determine the fair value of these guarantees and accordingly, no liability was recorded. There are no recourse provisions to recover any amounts from third parties.

Financial Instruments	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Financial Instruments
18 – Financial instruments

A. Risk management
In the normal course of business, the Company is exposed to various risks such as customer credit risk, commodity price risk, interest rate risk, foreign currency risk, and liquidity risk. To manage these risks, the Company follows a financial risk management framework, which is monitored and approved by the Company’s Finance Committee, with a goal of maintaining a strong balance sheet, optimizing earnings per share and free cash flow, financing its operations at an optimal cost of capital and preserving its liquidity. The Company has limited involvement with derivative financial instruments in the management of its risks and does not use them for trading purposes. At December 31, 2010, the Company did not have any significant derivative financial instruments outstanding.

(i) Customer credit risk
In the normal course of business, the Company monitors the financial condition and credit limits of its customers and reviews the credit history of each new customer. Although the Company believes there are no significant concentrations of credit risk, economic conditions can affect the Company’s customers and can result in an increase to the Company’s credit risk and exposure to business failures of its customers. To manage its credit risk, on an ongoing basis, the Company’s focus is on keeping the average daily sales outstanding within an acceptable range, and working with customers to ensure timely payments, and in certain cases, requiring financial security, including letters of credit.

(ii) Fuel
The Company is exposed to commodity price risk related to purchases of fuel and the potential reduction in net income due to increases in the price of diesel. The impact of variable fuel expense is mitigated substantially through the Company’s fuel surcharge program which apportions incremental changes in fuel prices to shippers within agreed upon guidelines. While this program provides effective coverage, residual exposure remains given that fuel price risk cannot be completely mitigated due to timing and given the volatility in the market. As such, the Company may enter into derivative instruments to mitigate such risk when considered appropriate.

(iii) Interest rate
The Company is exposed to interest rate risk, which is the risk that the fair value or future cash flows of a financial instrument will vary as a result of changes in market interest rates.
Such risk exists in relation to the Company’s pension and postretirement plans and to its long-term debt. Overall return in the capital markets and the level of interest rates affect the funded status of the Company's pension plans, particularly the Company’s main Canadian pension plan. Adverse changes with respect to pension plan returns and the level of interest rates from the date of the last actuarial valuations may have a material adverse effect on the funded status of the plans and on the Company’s results of operations.

The Company mainly issues debt subject to fixed interest rates, which exposes the Company to variability in the fair value of the debt. The Company also issues debt with variable interest rates through commercial paper borrowing and capital leases, which exposes the Company to variability in interest expense. To manage its interest rate exposure, the Company manages its borrowings in line with liquidity needs, maturity schedule, and currency and interest rate profile. In anticipation of future debt issuances, the Company may enter into forward rate agreements. The Company does not currently hold any significant derivative financial instruments to manage its interest rate risk. At December 31, 2010, Accumulated other comprehensive loss included an unamortized gain of  $10 million,  $7 million after-tax ( $11 million,  $8 million after-tax at December 31, 2009) relating to treasury lock transactions settled in a prior year, which are being amortized over the term of the related debt.

(iv) Foreign currency
The Company conducts its business in both Canada and the U.S. and as a result, is affected by currency fluctuations. Changes in the exchange rate between the Canadian dollar and other currencies (including the US dollar) make the goods transported by the Company more or less competitive in the world marketplace and thereby further affect the Company’s revenues and expenses.
All of the Company’s U.S. operations are self-contained foreign entities with the US dollar as their functional currency. Accordingly, the U.S. operations’ assets and liabilities are translated into Canadian dollars at the rate in effect at the balance sheet date and the revenues and expenses are translated at average exchange rates during the year. All adjustments resulting from the translation of the foreign operations are recorded in Other comprehensive income (loss). For the purpose of minimizing volatility of earnings resulting from the conversion of US dollar-denominated long-term debt into the Canadian dollar, the Company designates the US dollar-denominated long-term debt of the parent company as a foreign currency hedge of its net investment in U.S. subsidiaries. As a result, from the dates of designation, foreign exchange gains and losses on translation of the Company’s US dollar-denominated long-term debt are recorded in Accumulated other comprehensive loss.
Occasionally, the Company enters into short-term foreign exchange contracts as part of its cash management strategy. At December 31, 2010, the Company did not have any foreign exchange contracts outstanding.

(v) Liquidity risk
The Company monitors and manages its cash requirements to ensure sufficient access to funds to meet operational and investing requirements. The Company pursues a solid financial policy framework with the goal of maintaining a strong balance sheet, by monitoring its adjusted debt-to-total capitalization and adjusted debt-to-adjusted earnings before interest, income taxes, depreciation and amortization (EBITDA) ratios, and preserving an investment grade credit rating to be able to maintain access to public financing.
The Company’s principal source of liquidity is cash generated from operations, which is supplemented by its commercial paper program and its accounts receivable securitization program, to meet short-term liquidity needs. If the Company were to lose access to either program for an extended period of time, the Company could rely on its US $1 billion revolving credit facility. The Company’s primary uses of funds are for working capital requirements, including income tax installments as they become due and pension contributions, contractual obligations, capital expenditures relating to track infrastructure and other, acquisitions, dividend payouts, and the repurchase of shares through a share buyback program, when applicable. The Company sets priorities on its uses of available funds based on short-term operational requirements, expenditures to maintain a safe railway and strategic initiatives, while also considering its long-term contractual obligations and returning value to its shareholders.

B. Fair value of financial instruments
Generally accepted accounting principles define the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. The Company uses the following methods and assumptions to estimate the fair value of each class of financial instruments for which the carrying amounts are included in the Consolidated Balance Sheet under the following captions:

(i) Cash and cash equivalents, Accounts receivable, Other current assets, Accounts payable and other:
The carrying amounts approximate fair value because of the short maturity of these instruments.

(ii) Other assets:
Investments: The Company has various equity investments for which the carrying value approximates the fair value, with the exception of certain cost investments for which the fair value was estimated based on the Company’s proportionate share of the underlying net assets.

(iii) Long-term debt:
The fair value of the Company’s long-term debt is estimated based on the quoted market prices for the same or similar debt instruments, as well as discounted cash flows using current interest rates for debt with similar terms, company rating, and remaining maturity.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as at December 31, 2010 and December 31, 2009 for which the carrying values on the Consolidated Balance Sheet are different from their fair values:

In millions	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets
Investments	$25	$114	$22	$111
Financial liabilities
Long-term debt (including current portion)	$6,071	$6,937	$6,461	$7,152

Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Accumulated other comprehensive loss
19 – Accumulated other comprehensive loss

The components of Accumulated other comprehensive loss are as follows:

In millions	December 31,	2010	2009

Foreign exchange loss		$(796)	$(728)
Pension and other postretirement benefit plans (Note 12)		(920)	(228)
Derivative instruments (Note 18)		7	8
Accumulated other comprehensive loss		$(1,709)	$(948)

The components of Other comprehensive income (loss) and the related tax effects are as follows:

In millions	Year ended December 31,	2010	2009	2008
Accumulated other comprehensive loss - Balance at January 1		$(948)	$(155)	$(31)
Other comprehensive income (loss):
	Foreign exchange gain (loss) (net of income tax (expense) recovery
	of $(53), $(131) and $194, for 2010, 2009 and 2008, respectively)	(68)	(153)	187
	Pension and other postretirement benefit plans
	(net of income tax recovery of $241, $223 and $125,
	for 2010, 2009 and 2008, respectively)	(692)	(640)	(311)
	Derivative instruments	(1)	-	-
Other comprehensive loss		(761)	(793)	(124)
Accumulated other comprehensive loss - Balance at December 31		$(1,709)	$(948)	$(155)

Subsequent event	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Subsequent event
20 – Subsequent event

On January 24, 2011, the Board of Directors of the Company approved a new share repurchase program which allows for the repurchase of up to 16.5 million common shares between January 28, 2011 and December 31, 2011 pursuant to a normal course issuer bid, at prevailing market prices or such other price as may be permitted by the Toronto Stock Exchange.

Comparative Figures	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Comparative figures	21 – Comparative figures Certain figures previously reported in 2009 and 2008 have been reclassified to conform with the basis of presentation adopted in 2010.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Principles of consolidation
A. Principles of consolidation
These consolidated financial statements include the accounts of all subsidiaries. The Company’s investments in which it has significant influence are accounted for using the equity method and all other investments are accounted for using the cost method.

Revenues
B. Revenues
Freight revenues are recognized using the percentage of completed service method based on the transit time of freight as it moves from origin to destination. The allocation of revenues between reporting periods is based on the relative transit time in each period with expenses being recorded as incurred. Revenues related to non-rail transportation services are recognized as service is performed or as contractual obligations are met. Revenues are presented net of taxes collected from customers and remitted to governmental authorities.

Foreign currency
C. Foreign currency
All of the Company’s United States (U.S.) operations are self-contained foreign entities with the US dollar as their functional currency. Accordingly, the U.S. operations’ assets and liabilities are translated into Canadian dollars at the rate in effect at the balance sheet date and the revenues and expenses are translated at average exchange rates during the year. All adjustments resulting from the translation of the foreign operations are recorded in Other comprehensive income (loss) (see Note 19 – Accumulated other comprehensive loss).
The Company designates the US dollar-denominated long-term debt of the parent company as a foreign currency hedge of its net investment in U.S. subsidiaries. Accordingly, foreign exchange gains and losses, from the dates of designation, on the translation of the US dollar-denominated long-term debt are also included in Other comprehensive income (loss).

Cash and cash equivalents	D. Cash and cash equivalents Cash and cash equivalents include highly liquid investments purchased three months or less from maturity and are stated at cost, which approximates market value.
Accounts receivable
E. Accounts receivable
Accounts receivable are recorded at cost net of billing adjustments and an allowance for doubtful accounts. The allowance for doubtful accounts is based on expected collectability and considers historical experience as well as known trends or uncertainties related to account collectability. When a receivable is deemed uncollectible, it is written off against the allowance for doubtful accounts. Subsequent recoveries of amounts previously written off are credited to the bad debt expense in the Consolidated Statement of Income.  Any gains or losses on the sale of accounts receivable are calculated by comparing the carrying amount of the accounts receivable sold to the total of the cash proceeds on sale and the fair value of the retained interest in such receivables on the date of transfer. Costs related to the sale of accounts receivable are recognized in earnings in the period incurred.

Material and supplies
F. Material and supplies
Material and supplies, which consist mainly of rail, ties, and other items for construction and maintenance of property and equipment, as well as diesel fuel, are valued at weighted-average cost.

Properties
G. Properties
Railroad properties are carried at cost less accumulated depreciation including asset impairment write-downs. Labor, materials and other costs associated with the installation of rail, ties, ballast and other structures are capitalized to the extent they meet the Company’s capitalization criteria. Major overhauls and large refurbishments of equipment are also capitalized when they result in an extension to the service life or increase the functionality of the asset.  Repair and maintenance costs are expensed as incurred.
The cost of properties, including those under capital leases, net of asset impairment write-downs, is depreciated on a straight-line basis over their estimated service lives, measured in years, except for rail which is measured in millions of gross tons per mile. The Company follows the group method of depreciation whereby a single composite depreciation rate is applied to the gross investment in a class of similar assets, despite small differences in the service life or salvage value of individual property units within the same asset class.
In accordance with the group method of depreciation, upon sale or retirement of properties in the normal course of business, cost less net salvage value is charged to accumulated depreciation. As a result, no gain or loss is recognized in income under the group method as it is assumed that the assets within the group, on average, have the same life and characteristics and therefore, that gains or losses offset over time. For retirements of depreciable properties that do not occur in the normal course of business, a gain or loss may be recognized if the retirement varies significantly from the retirement pattern identified through depreciation studies. A gain or loss is recognized in Other income for the sale of land or disposal of assets that are not part of railroad operations.
Assets held for sale are measured at the lower of their carrying amount or fair value, less cost to sell. Losses resulting from significant rail line sales are recognized in income when the asset meets the criteria for classification as held for sale, whereas losses resulting from significant rail line abandonments are recognized in the statement of income when the asset ceases to be used. Gains are recognized in income when they are realized.
The Company reviews the carrying amounts of properties held and used whenever events or changes in circumstances indicate that such carrying amounts may not be recoverable based on future undiscounted cash flows.  Assets that are deemed impaired as a result of such review are recorded at the lower of carrying amount or fair value.

Intangible assets	H. Intangible assets Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions and are being amortized on a straight-line basis over 40 to 50 years.
Pensions
I. Pensions
Pension costs are determined using actuarial methods.  Net periodic benefit cost is charged to income and includes:
(i)	the cost of pension benefits provided in exchange for employees’ services rendered during the year;
(ii)	the interest cost of pension obligations;
(iii)	the expected long-term return on pension fund assets;
(iv)	the amortization of prior service costs and amendments over the expected average remaining service life of the employee group covered by the plans; and
(v)
the amortization of cumulative net actuarial gains and losses in excess of 10% of, the greater of the beginning of year balances of the projected benefit obligation or market-related value of plan assets, over the expected average remaining service life of the employee group covered by the plans.

The pension plans are funded through contributions determined in accordance with the projected unit credit actuarial cost method.

Postretirement benefits other than pensions
J. Postretirement benefits other than pensions
The Company accrues the cost of postretirement benefits other than pensions using actuarial methods. These benefits, which are funded as they become due, include life insurance programs, medical benefits and, for a closed group of employees, free rail travel benefits.
The Company amortizes the cumulative net actuarial gains and losses in excess of 10% of the projected benefit obligation at the beginning of the year, over the expected average remaining service life of the employee group covered by the plan.

Personal injury and other claims
K. Personal injury and other claims
In Canada, the Company accounts for costs related to employee work-related injuries based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs.
In the U.S., the Company accrues the expected cost for personal injury, property damage and occupational disease claims, based on actuarial estimates of their ultimate cost.

For all other legal actions in Canada and the U.S., the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.

Environmental expenditures
L. Environmental expenditures
Environmental expenditures that relate to current operations, or to an existing condition caused by past operations, are expensed unless they can contribute to current or future operations. Environmental liabilities are recorded when environmental assessments occur, remedial efforts are probable, and when the costs, based on a specific plan of action in terms of the technology to be used and the extent of the corrective action required, can be reasonably estimated. The Company accrues its allocable share of liability taking into account the Company’s alleged responsibility, the number of potentially responsible parties and their ability to pay their respective shares of the liability. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Income taxes
M. Income taxes
The Company follows the asset and liability method of accounting for income taxes. Under the asset and liability method, the change in the net deferred tax asset or liability is included in the computation of net income or Other comprehensive income (loss). Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled.

Derivative financial instruments
N. Derivative financial instruments
The Company uses derivative financial instruments from time to time in the management of its interest rate and foreign currency exposures. Derivative instruments are recorded on the balance sheet at fair value and the changes in fair value are recorded in net income or Other comprehensive income (loss) depending on the nature and effectiveness of the hedge transaction. Income and expense related to hedged derivative financial instruments are recorded in the same category as that generated by the underlying asset or liability.

Stock-based compensation
O. Stock-based compensation
The Company follows the fair value based approach for stock option awards based on the grant-date fair value using the Black-Scholes option-pricing model. The Company expenses the fair value of its stock option awards on a straight-line basis, over the period during which an employee is required to provide service (requisite service period) or until retirement eligibility is attained, whichever is shorter. The Company also follows the fair value based approach for cash settled awards. Compensation cost for cash settled awards is based on the fair value of the awards at period-end and is recognized over the period during which an employee is required to provide service (requisite service period) or until retirement eligibility is attained, whichever is shorter. See Note 11 – Stock plans, for the assumptions used to determine fair value and for other required disclosures.

Recent accounting pronouncements
P. Recent accounting pronouncement
The Accounting Standards Board of the Canadian Institute of Chartered Accountants requires all publicly accountable enterprises to report under International Financial Reporting Standards (IFRS) for the fiscal year beginning on or after January 1, 2011. However, National Instrument 52-107 issued by the Ontario Securities Commission allows foreign issuers, as defined by the U.S. Securities and Exchange Commission (SEC), such as CN, to file with Canadian securities regulators financial statements prepared in accordance with U.S. GAAP.  As such, the Company has decided not to report under IFRS by 2011 and to continue reporting under U.S. GAAP. The SEC has issued a roadmap for the potential convergence to IFRS for U.S. issuers and foreign issuers which stipulates that the SEC will decide in 2011 whether to move forward with the convergence to IFRS with the transition beginning in 2014.  Should the SEC make such a decision, the Company will convert its reporting to IFRS at such time.

Properties (Policies)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Accounting policy for capitalized property expenditures
Accounting policy for capitalization of costs
The Company’s railroad operations are highly capital intensive. The Company’s properties consist mainly of a large base of homogeneous or network-type assets such as rail, ties, ballast and other structures, which form the Company’s Track and roadway properties, and rolling stock. The Company’s capital expenditures are for the replacement of assets and for the purchase or construction of assets to enhance operations or provide new service offerings to customers. A large portion of the Company’s capital expenditures are for self-constructed properties including the replacement of existing track and roadway assets and track line expansion, as well as major overhauls and large refurbishments of rolling stock.
Expenditures are generally capitalized if they extend the life of the asset or provide future benefits such as increased revenue-generating capacity, functionality, or physical or service capacity. The Company has a process in place to determine whether its capital programs qualify for capitalization. For Track and roadway properties, the Company establishes basic capital programs to replace or upgrade the track infrastructure assets which are capitalized if they meet the capitalization criteria. These basic capital programs are planned in advance and carried out by the Company’s engineering work force.
In addition, for Track and roadway properties, expenditures that meet the minimum level of activity as defined by the Company are also capitalized as detailed below:
Land: all purchases of land;
Grading: installation of road bed, retaining walls, drainage structures;
Rail and related track material: installation of 39 or more continuous feet of rail;
Ties: installation of 5 or more ties per 39 feet;
Ballast: installation of 171 cubic yards of ballast per mile.
Expenditures relating to the Company’s properties that do not meet the Company’s capitalization criteria are considered normal repairs and maintenance and are expensed. For Track and roadway properties, such expenditures include but are not limited to spot tie replacement, spot or broken rail replacement, physical track inspection for detection of rail defects and minor track corrections, and other general maintenance of track structure.
For the ballast asset, the Company also engages in “shoulder ballast undercutting” that consists of removing some or all of the ballast, which has deteriorated over its service life, and replacing it with new ballast. When ballast is installed as part of a shoulder ballast undercutting project, it represents the addition of a new asset and not the repair or maintenance of an existing asset. As such, the Company capitalizes expenditures related to shoulder ballast undercutting given that an existing asset is retired and replaced with a new asset. Under the group method of accounting for properties, the deteriorated ballast is retired at its average cost measured using the quantities of new ballast added.
For purchased assets, the Company capitalizes all costs necessary to make the asset ready for its intended use. Expenditures that are capitalized as part of self-constructed properties include direct material, labor, and contracted services, as well as other allocated costs which are not charged directly to capital projects. These allocated costs include, but are not limited to, fringe benefits, small tools and supplies, machinery used on projects and project supervision. The Company reviews and adjusts its allocations, as required, to reflect the actual costs incurred each year.
Costs of deconstruction and removal of replaced assets, referred to herein as dismantling costs, are distinguished from installation costs for self-constructed properties based on the nature of the related activity. For track and roadway properties, employees concurrently perform dismantling and installation of new track and roadway assets and, as such, the Company estimates the amount of labor and other costs that is related to dismantling. The Company determines dismantling costs based on an analysis of the track and roadway installation process.

Accounting policy for depreciation
Accounting policy for depreciation
Properties are carried at cost less accumulated depreciation including asset impairment write-downs. The cost of properties, including those under capital leases, net of asset impairment write-downs, is depreciated on a straight-line basis over their estimated service lives, measured in years, except for rail which is measured in millions of gross tons per mile. The Company follows the group method of depreciation whereby a single composite depreciation rate is applied to the gross investment in a class of similar assets, despite small differences in the service life or salvage value of individual property units within the same asset class. The Company uses approximately 40 different depreciable assets classes.
For all depreciable assets, the depreciation rate is based on the estimated service lives of the assets. Assessing the reasonableness of the estimated service lives of properties requires judgment and is based on currently available information, including periodic depreciation studies conducted by the Company. The Company’s U.S. properties are subject to comprehensive depreciation studies as required by the STB and conducted by external experts. Depreciation studies for Canadian properties are not required by regulation and are therefore conducted internally. Studies are performed on specific asset groups on a periodic basis. Changes in the estimated service lives of the assets and their related composite depreciation rates are implemented prospectively.
For the rail asset, the estimated service life is measured in millions of gross tons per mile and varies based on rail characteristics such as weight, curvature and metallurgy. The annual composite depreciation rate for rail assets is determined by dividing the estimated annual number of gross tons carried over the rail by the estimated service life of the rail measured in millions of gross tons per mile. For the rail asset, the Company capitalizes the costs of rail grinding which consists of restoring and improving the rail profile and removing irregularities from worn rail to extend the service life. The service life of the rail asset is based on expected future usage of the rail in its existing condition, determined using railroad industry research and testing, less the rail asset’s usage to date. The service life of the rail asset is increased incrementally as rail grinding is performed thereon. As such, the costs incurred for rail grinding are capitalized given that the activity extends the service life of the rail asset beyond its original or current condition as additional gross tons can be carried over the rail for its remaining service life. The Company amortizes the cost of rail grinding over the remaining life of the rail asset, which includes the incremental life extension generated by the rail grinding.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Summary of the consideration paid for EJ and E and the fair value of the assets acquired and liabilities assumed that were recognized at the acquisition date.
The following table summarizes the consideration paid for EJ&E and the fair value of the assets acquired and liabilities assumed that were recognized at the acquisition date:

In US millions	At January 31, 2009
Consideration
Cash	$300
Fair value of total consideration transferred	$300

Recognized amounts of identifiable assets acquired and liabilities assumed
Current assets	$4
Properties	310
Current liabilities	(4)
Other noncurrent liabilities	(10)
Total identifiable net assets	$300

Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Accounts receivable
In millions	December 31,	2010	2009
Freight		$585	$567
Non-freight		211	264
Gross accounts receivable		796	831
Allowance for doubtful accounts		(21)	(34)

Net accounts receivable		$775	$797

Properties (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Property, Plant, Equipment

In millions		December 31, 2010			December 31, 2009
	2010 depreciation		Accumulated			Accumulated
	rate	Cost	depreciation	Net	Cost	depreciation	Net
Track and roadway (1)	2%	$24,568	$6,744	$17,824	$24,334	$6,618	$17,716
Rolling stock	3%	4,843	1,565	3,278	4,679	1,581	3,098
Buildings	2%	1,148	467	681	1,131	456	675
Information technology (2)	15%	854	330	524	797	255	542
Other	8%	1,057	447	610	998	399	599
Total properties including capital leases		$32,470	$9,553	$22,917	$31,939	$9,309	$22,630

(1)	Includes the cost of land of $1,712 million and $1,791 million as at December 31, 2010 and 2009, respectively.
(2)	The Company capitalized $79 million in 2010 and $84 million in 2009 of internally developed software costs pursuant to ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”

Capital Lease Disclosure

Capital leases included in properties
Track and roadway (3)	$427	$43	$384	$417	$38	$379
Rolling stock	1,129	287	842	1,211	291	920
Buildings	108	13	95	109	11	98
Information technology	-	-	-	3	2	1
Other	130	28	102	105	29	76
Total capital leases included in properties	$1,794	$371	$1,423	$1,845	$371	$1,474

(3)	Includes $108 million of right-of-way access in both years.

Intangibles and other assets (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Schedule of Intangible and other assets by major class

In millions	December 31,	2010	2009
Pension asset (Note 12)		$442	$846
Other receivables		101	67
Intangible assets (A)		54	58
Investments (B)		25	22
Other		77	63
Total intangible and other assets		$699	$1,056

A. Intangible assets
Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions.

B. Investments
As at December 31, 2010, the Company had  $21 million ( $18 million as at December 31, 2009) of investments accounted for under the equity method and  $4 million ( $4 million as at December 31, 2009) of investments accounted for under the cost method.

Accounts payable and other (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Accounts payable and other

In millions	December 31,	2010	2009
Trade payables		$383	$309
Payroll-related accruals		292	250
Income and other taxes		170	75
Accrued interest		104	111
Accrued charges		97	87
Personal injury and other claims provisions (Note 17)		83	106
Stock-based incentives liability		37	48
Environmental provisions (Note 17)		34	38
Other postretirement benefits liability (Note 12)		18	18
Workforce reduction provisions		8	11
Other		140	114
Total accounts payable and other		$1,366	$1,167

Other liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Other liabilities and deferred credits
In millions	December 31,	2010	2009
Other postretirement benefits liability, net of current portion (Note 12)		$265	$250
Personal injury and other claims provisions, net of current portion		263	238
Pension liability (Note 12)		245	222
Stock-based incentives liability, net of current portion		162	116
Environmental provisions, net of current portion		116	65
Workforce reduction provisions, net of current portion (A)		28	31
Deferred credits and other		254	274
Total other liabilities and deferred credits		$1,333	$1,196

A. Workforce reduction provisions
The workforce reduction provisions, which relate to job reductions of prior years, including job reductions from the integration of acquired companies, are mainly comprised of payments related to severance, early retirement incentives and bridging to early retirement, the majority of which will be disbursed within the next few years. In 2010, net charges and adjustments increased the provisions by  $10 million ( $3 million for the year ended December 31, 2009). Payments have reduced the provisions by  $16 million for the year ended December 31, 2010 ( $17 million for the year ended December 31, 2009). As at December 31, 2010, the aggregate provisions, including the current portion, amounted to  $36 million ( $42 million as at December 31, 2009).

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Long term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding for the next five years and thereafter

			US dollar-denominated amount
				December 31,
In millions		Maturity		2010	2009
Debentures and notes: (A)

Canadian National series:
6.38%	10-year notes (B)	Oct. 15, 2011	$400	$398	$420
4.40%	10-year notes (B)	Mar. 15, 2013	400	398	420
4.95%	6-year notes (B)	Jan. 15, 2014	325	323	342
5.80%	10-year notes (B)	June 1, 2016	250	249	263
5.85%	10-year notes (B)	Nov. 15, 2017	250	249	263
5.55%	10-year notes (B)	May 15, 2018	325	323	342
6.80%	20-year notes (B)	July 15, 2018	200	199	210
5.55%	10-year notes (B)	Mar. 1, 2019	550	547	578
7.63%	30-year debentures	May 15, 2023	150	149	158
6.90%	30-year notes (B)	July 15, 2028	475	472	499
7.38%	30-year debentures (B)	Oct. 15, 2031	200	199	210
6.25%	30-year notes (B)	Aug. 1, 2034	500	497	526
6.20%	30-year notes (B)	June 1, 2036	450	448	473
6.71%	Puttable Reset Securities PURSSM (B)	July 15, 2036	250	249	263
6.38%	30-year debentures (B)	Nov. 15, 2037	300	298	315

Illinois Central series:
5.00%	99-year income debentures	Dec. 1, 2056	7	7	8
7.70%	100-year debentures	Sept. 15, 2096	125	124	131

Total US dollar-denominated debentures and notes			$5,157	5,129	5,421
BC Rail series:
Non-interest bearing 90-year subordinated notes (C)		July 14, 2094		842	842
Total debentures and notes				5,971	6,263
Other:
Capital lease obligations and other (D)				952	1,054
Total debt, gross				6,923	7,317
Less:
Net unamortized discount				852	856
Total debt (E) (1)				6,071	6,461

Less:
Current portion of long-term debt (E)				540	70
Total long-term debt				$5,531	$6,391
(1)	See Note 18 – Financial instruments, for the fair value of debt.

A. The Company’s debentures, notes and revolving credit facility are unsecured.

B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

C. The Company records these notes as a discounted debt of  $7 million, using an imputed interest rate of 5.75%. The discount of  $835 million is included in the net unamortized discount.

D. During 2010, the Company recorded  $132 million in assets it acquired through equipment leases ( $75 million in 2009), for which an equivalent amount was recorded in debt.
Interest rates for capital lease obligations range from approximately 0.5% to 11.8% with maturity dates in the years 2011 through 2037. The imputed interest on these leases amounted to  $342 million as at December 31, 2010 and  $417 million as at December 31, 2009.
The capital lease obligations are secured by properties with a net carrying amount of  $1,036 million as at December 31, 2010 and  $1,081 million as at December 31, 2009.

E. Long-term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding as at December 31, 2010, for the next five years and thereafter, are as follows:

In millions	Capital leases	Debt	Total

2011 (1)	$142	$398	$540
2012	37	-	37
2013	65	396	461
2014	180	321	501
2015	75	-	75
2016 and thereafter	450	4,007	4,457
	$949	$5,122	$6,071
(1) Current portion of long-term debt

F. The aggregate amount of debt payable in US currency as at December 31, 2010 was US $5,914 million (C $5,882 million), including US $757 million relating to capital leases and other, and US $5,957 million (C $6,261 million), including US $800 million relating to capital leases and other, as at December 31, 2009.

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Activity of the issued and outstanding common shares of the Company
The following table provides the activity of the issued and outstanding common shares of the Company for the last three years ended December 31, 2010:

In millions	Year ended December 31,	2010	2009	2008
Issued and outstanding common shares at beginning of year		471.0	468.2	485.2
Number of shares repurchased through buyback programs		(15.0)	-	(19.4)
Stock options exercised		3.4	2.8	2.4
Issued and outstanding common shares at end of year		459.4	471.0	468.2

Activity under share repurchase programs
The following table provides the activity under such share repurchase program, as well as the share repurchase programs of the prior years:

In millions, except per share data	Year ended December 31,	2010	2009	2008
Number of common shares (1)		15.0	-	19.4
Weighted-average price per share (2)		$60.86	$-	$52.70
Amount of repurchase		$913	$-	$1,021
(1) Includes common shares purchased pursuant to private agreements between the Company and arm's-length third-party sellers. (2) Includes brokerage fees.

Stock Plans (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Disclosures regarding the employee stock investment plan
The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company’s contributions, as well as the resulting expense recorded for the years ended December 31, 2010, 2009 and 2008:

Year ended December 31,	2010	2009	2008
Number of participants holding shares	14,997	14,152	14,114
Total number of ESIP shares purchased on behalf of employees (millions)	1.3	1.6	1.5
Expense for Company contribution (millions)	$19	$18	$18

Disclosures of share based compensation arrangements by share based payment award
The following table provides total stock-based compensation expense for awards under all plans, as well as the related tax benefit recognized in income for the years ended December 31, 2010, 2009 and 2008:

In millions	Year ended December 31,	2010	2009	2008

Cash settled awards
Restricted share unit plan		$77	$43	$33
Vision 2008 Share Unit Plan		N/A	N/A	(10)
Voluntary Incentive Deferral Plan		18	33	(10)
		95	76	13
Stock option awards		9	14	14
Total stock-based compensation expense		$104	$90	$27

Tax benefit recognized in income		$27	$26	$7

The following table provides the 2010 activity for all cash settled awards:

	RSUs		VIDP
In millions	Nonvested	Vested	Nonvested	Vested
Outstanding at December 31, 2009	1.5	0.7	-	1.6
Granted (Payout)	0.5	(0.7)	-	(0.2)
Vested during year	(0.7)	0.7	-	0.1
Outstanding at December 31, 2010	1.3	0.7	-	1.5

The following table provides the activity of stock option awards during 2010, and for options outstanding and exercisable at December 31, 2010, the weighted-average exercise price.

	Options outstanding		Nonvested options
				Weighted-
	Number	Weighted-average	Number of	average grant
	of options	exercise price	options	date fair value
	In millions		In millions
Outstanding at December 31, 2009 (1)	11.6	$30.98	2.6	$12.80
Granted	0.7	$54.76	0.7	$13.09
Exercised	(3.4)	$24.95	N/A	N/A
Vested	N/A	N/A	(1.0)	$13.03
Outstanding at December 31, 2010 (1)	8.9	$34.23	2.3	$12.80
Exercisable at December 31, 2010 (1)	6.6	$30.49	N/A	N/A
(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.

The following table provides information related to stock options exercised during the years ended December 31, 2010, 2009 and 2008:

In millions	Year ended December 31,	2010	2009	2008
Total intrinsic value		$125	$93	$81
Cash received upon exercise of options		$87	$53	$44
Related excess tax benefits realized		$28	$20	$10

Valuation and expense information for all cash settled awards

The following table provides valuation and expense information for all cash settled awards:

In millions, unless otherwise indicated	RSUs (1)						Vision (1)	VIDP (2)	Total
								2003
Year of grant	2010	2009	2008	2007	2006	2004	2005	onwards

Stock-based compensation expense (recovery)
recognized over requisite service period
Year ended December 31, 2010	$17	$34	$26	$-	N/A	N/A	N/A	$18	$95
Year ended December 31, 2009	N/A	$13	$3	$29	$(2)	N/A	N/A	$33	$76
Year ended December 31, 2008	N/A	N/A	$8	$(2)	$24	$3	$(10)	$(10)	$13

Liability outstanding
December 31, 2010	$17	$46	$37	N/A	N/A	N/A	N/A	$99	$199
December 31, 2009	N/A	$13	$11	$38	N/A	N/A	N/A	$102	$164

Fair value per unit
December 31, 2010 ( $)	$49.65	$65.27	$66.35	N/A	N/A	N/A	N/A	$66.35	N/A

Fair value of awards vested during the year
Year ended December 31, 2010	$-	$-	$37	N/A	N/A	N/A	N/A	$1	$38
Year ended December 31, 2009	N/A	$-	$-	$38	N/A	N/A	N/A	$3	$41
Year ended December 31, 2008	N/A	N/A	$-	$-	$53	$3	$-	$4	$60

Nonvested awards at December 31, 2010
Unrecognized compensation cost	$18	$10	$-	N/A	N/A	N/A	N/A	$1	$29
Remaining recognition period (years)	2.0	1.0	N/A	N/A	N/A	N/A	N/A	N/A (3)	N/A

Assumptions (4)
Stock price ( $)	$66.35	$66.35	$66.35	N/A	N/A	N/A	N/A	$66.35	N/A
Expected stock price volatility (5)	25%	18%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Expected term (years) (6)	2.0	1.0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Risk-free interest rate (7)	1.67%	1.40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Dividend rate ( $) (8)	$1.08	$1.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
(2)	Compensation cost is based on intrinsic value.
(3)	The remaining recognition period has not been quantified as it relates solely to the 25% Company grant and the dividends earned thereon, representing a minimal number of units.
(4)	Assumptions used to determine fair value are at December 31, 2010.
(5)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(6)	Represents the remaining period of time that awards are expected to be outstanding.
(7)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(8)	Based on the annualized dividend rate.

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration
The following table provides the number of stock options outstanding and exercisable as at December 31, 2010 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration.  The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2010 at the Company’s closing stock price of  $66.35.

				Options outstanding				Options exercisable
Range of exercise prices				Number of options	Weighted- average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
			In millions				In millions	In millions		In millions

	$11.93	-	$20.42	2.3	1.9	$20.03	$106	2.3	$20.03	$106
	$20.51	-	$29.03	2.0	1.6	$25.75	82	2.0	$25.75	82
	$30.50	-	$37.00	1.0	7.0	$34.58	32	0.4	$35.32	13
	$37.78	-	$50.45	2.3	6.6	$45.40	47	1.4	$45.42	29
	$50.65	-	$65.57	1.3	7.6	$52.32	18	0.5	$52.15	7
Balance at December 31, 2010 (1)				8.9	4.4	$34.23	$285	6.6	$30.49	$237
(1)
Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2010, all stock options outstanding were in-the-money.  The weighted-average years to expiration of exercisable stock options is 3.2 years.

Valuation and expense information for all stock option awards

The following table provides valuation and expense information for all stock option awards:

In millions, unless otherwise indicated
Year of grant	2010	2009	2008	2007	2006	2005	Total

Stock-based compensation expense
recognized over requisite service period (1)
Year ended December 31, 2010	$4	$2	$2	$1	$-	N/A	$9
Year ended December 31, 2009	N/A	$9	$1	$2	$2	$-	$14
Year ended December 31, 2008	N/A	N/A	$7	$2	$2	$3	$14

Fair value per unit
At grant date ( $)	$13.09	$12.60	$12.44	$13.36	$13.80	$9.19	N/A

Fair value of awards vested during the year
Year ended December 31, 2010	$-	$4	$3	$3	$3	N/A	$13
Year ended December 31, 2009	N/A	$-	$3	$3	$3	$3	$12
Year ended December 31, 2008	N/A	N/A	$-	$3	$3	$3	$9

Nonvested awards at December 31, 2010
Unrecognized compensation cost	$5	$4	$1	$-	$-	N/A	$10
Remaining recognition period (years)	3.0	2.0	1.0	-	-	N/A	N/A

Assumptions
Grant price ( $)	$54.76	$42.14	$48.51	$52.79	$51.51	$36.33	N/A
Expected stock price volatility (2)	28%	39%	27%	24%	25%	25%	N/A
Expected term (years) (3)	5.4	5.3	5.3	5.2	5.2	5.2	N/A
Risk-free interest rate (4)	2.44%	1.97%	3.58%	4.12%	4.04%	3.50%	N/A
Dividend rate ( $) (5)	$1.08	$1.01	$0.92	$0.84	$0.65	$0.50	N/A
(1)	Compensation cost is based on the grant date fair value using the Black-Scholes option-pricing model that uses the assumptions at the grant date.
(2)
Based on the average of the historical volatility of the Company's stock over a period commensurate with the expected term of the award and the implied volatility from traded options on the Company's stock.

(3)
Represents the period of time that awards are expected to be outstanding. The Company uses historical data to estimate option exercise and employee termination, and groups of employees that have similar historical exercise behavior are considered separately.

(4)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(5)	Based on the annualized dividend rate.

Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Fair value of plan assets by class
The following table presents the fair value of plan assets as at December 31, 2010 and 2009 by asset class, their level within the fair value hierarchy and the valuation techniques and inputs used to measure such fair value.

In millions, unless otherwise indicated			Fair value measurements at December 31, 2010
Asset class	Total	Percentage of total assets	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$429	3%	$429	$-	$-
Bonds (2)
Canada and supranational	2,013	13%	-	2,013	-
Provinces of Canada	1,292	9%	-	1,292	-
Corporate	92	1%	-	92	-
Emerging market debt	318	2%	-	318	-
Mortgages (3)	205	1%	30	175	-
Equities (4)
Canadian	3,228	21%	3,204	-	24
U.S.	1,316	9%	1,316	-	-
International	3,076	20%	3,076	-	-
Real estate (5)	318	2%	-	-	318
Oil and gas (6)	1,141	8%	289	-	852
Infrastructure (7)	607	4%	29	85	493
Absolute return (8)
Multi-strategy funds	311	2%	-	106	205
Fixed income funds	197	1%	-	197	-
Commodity funds	75	1%	-	75	-
Equity funds	148	1%	-	147	1
Global macro funds	292	2%	-	292	-
	$15,058	100%	$8,373	$4,792	$1,893
Other (9)	34	-
Total plan assets	$15,092	100%

In millions, unless otherwise indicated			Fair value measurements at December 31, 2009
Asset class	Total	Percentage of total assets	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$245	2%	$245	$-	$-
Bonds (2)
Canada and supranational	1,796	12%	-	1,796	-
Provinces of Canada	1,117	8%	-	1,117	-
Corporate	126	1%	-	126	-
Emerging market debt	238	2%	-	238	-
Mortgages (3)	213	1%	35	178	-
Equities (4)
Canadian	3,297	23%	3,279	-	18
U.S.	1,452	10%	1,452	-	-
International	2,950	21%	2,950	-	-
Real estate (5)	303	2%	-	37	266
Oil and gas (6)	1,014	7%	262	-	752
Infrastructure (7)	572	4%	39	84	449
Absolute return (8)
Multi-strategy funds	159	1%	-	52	107
Fixed income funds	195	1%	-	121	74
Commodity funds	91	1%	-	91	-
Equity funds	132	1%	-	131	1
Global macro funds	307	2%	-	307	-
	$14,207	99%	$8,262	$4,278	$1,667
Other (9)	125	1%
Total plan assets	$14,332	100%
Level 1: Fair value based on quoted prices in active markets for identical assets
Level 2: Fair value based on significant observable inputs
Level 3: Fair value based on significant unobservable inputs

Reconciliation of the fair value of investments categorized as Level 3 and additional information regarding infrastructure investments

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3.
	Fair value measurements using significant unobservable inputs (Level 3)						Additional information (10)
In millions	Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total	Infrastructure Hedged	Absolute return Hedged
Beginning balance at
December 31, 2008	$27	$237	$702	$490	$60	$1,516	$486	$60
Actual return relating to assets still held at the reporting date	1	14	87	(71)	14	45	4	30
Purchases, sales and settlements	(10)	15	(37)	30	108	106	(41)	92
Balance at
December 31, 2009	$18	$266	$752	$449	$182	$1,667	$449	$182
Actual return relating to assets still held at the reporting date	3	32	90	19	(11)	133	46	-
Purchases, sales and settlements	3	(14)	(48)	25	109	75	1	99
Transfers in and/or out of Level 3	-	34	58	-	(74)	18	-	(74)
Ending balance at
December 31, 2010	$24	$318	$852	$493	$206	$1,893	$496	$207

(1)								Short-term investments consist primarily of securities issued by Canadian chartered banks. Such investments are valued at cost, which approximates market value.
(2)
Bonds are valued using prices obtained from independent pricing data suppliers, predominantly TSX Inc. When prices are not available from independent sources, the bond is valued by comparison to prices obtained for a bond of similar interest rate, maturity and risk.

(3)
Mortgages are secured by real estate. The fair value measurement of  $175 million ( $178 million in 2009) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors. Mortgages denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the tables above.

(4)								The fair value of equity investments of $24 million ( $18 million in 2009) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
(5)
The fair value of real estate investments of  $318 million ( $303 million in 2009) includes land and buildings classified as Level 3 ( $37 million of land classified as Level 2 and  $266 million of buildings classified as Level 3 in 2009). Land is valued based on the fair market value of comparable assets and buildings are valued based on the present value of estimated future net cash flows and the fair market value of comparable assets. Independent valuations of land and buildings are performed triennially.

(6)
The fair value of oil and gas investments of  $852 million ( $752 million in 2009) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.

(7)
Infrastructure funds consist of  $29 million ( $39 million in 2009) of trust units that are publicly traded and classified as Level 1,  $85 million ( $84 million in 2009) of bank loans and bonds issued by infrastructure companies classified as Level 2 and  $493 million ( $449 million in 2009) of infrastructure funds that are classified as Level 3 and are valued based on earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.

(8)
Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.

(9)
Other consists of net operating assets required to administer the trust funds' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

(10)								This additional information demonstrates the fair value of the infrastructure and absolute return funds after considering the effects of foreign currency hedges.

Schedule of Defined Benefit Plans Disclosures

(i) Obligations and funded status
		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2010	2009	2010	2009

Change in benefit obligation
Projected benefit obligation at beginning of year		$13,708	$12,326	$268	$260
Acquisition of EJ&E		-	3	-	2
Amendments		5	-	-	1
Interest cost		837	885	16	17
Actuarial loss		1,118	1,284	22	25
Service cost		99	83	3	3
Curtailment gain		-	-	(1)	(3)
Plan participants’ contributions		50	48	-	-
Foreign currency changes		(12)	(36)	(6)	(18)
Benefit payments and transfers		(910)	(885)	(19)	(19)
Projected benefit obligation at end of year		$14,895	$13,708	$283	$268
Component representing future salary increases		(439)	(437)	-	-
Accumulated benefit obligation at end of year		$14,456	$13,271	$283	$268

Change in plan assets
Fair value of plan assets at beginning of year		$14,332	$13,611	$-	$-
Employer contributions		411	131	-	-
Plan participants’ contributions		50	48	-	-
Foreign currency changes		(8)	(17)	-	-
Actual return on plan assets		1,217	1,444	-	-
Benefit payments and transfers		(910)	(885)	-	-
Fair value of plan assets at end of year		$15,092	$14,332	$-	$-

Funded (unfunded) status (Excess of fair value of plan assets over
projected benefit obligation at end of year)		$197	$624	$(283)	$(268)

Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2010 were  $13,941 million and  $14,343 million, respectively ( $12,819 million and  $13,606 million, respectively, at December 31, 2009).

(ii) Amounts recognized in the Consolidated Balance Sheet
		Pensions		Other postretirement benefits
In millions	December 31,	2010	2009	2010	2009

Noncurrent assets (Note 6)		$442	$846	$-	$-
Current liabilities (Note 7)		-	-	(18)	(18)
Noncurrent liabilities (Note 8)		(245)	(222)	(265)	(250)
Total amount recognized		$197	$624	$(283)	$(268)

(iii) Amounts recognized in Accumulated other comprehensive loss (Note 19)
		Pensions		Other postretirement benefits
In millions	December 31,	2010	2009	2010	2009
Net actuarial gain (loss)		$(1,185)	$(280)	$1	$26
Prior service cost		$(5)	$-	$(4)	$(6)

(iv) Information for the pension plans with an accumulated benefit obligation in excess of plan assets
			Pensions			Other postretirement benefits
In millions	December 31,		2010	2009		2010	2009
Projected benefit obligation			$436	$407		N/A	N/A
Accumulated benefit obligation			$386	$359		N/A	N/A
Fair value of plan assets			$191	$186		N/A	N/A
(v) Components of net periodic benefit cost (income)
		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2010	2009	2008	2010	2009	2008

Service cost		$99	$83	$136	$3	$3	$4
Interest cost		837	885	801	16	17	15
Curtailment gain		-	-	-	(1)	(3)	(7)
Expected return on plan assets		(1,009)	(1,007)	(1,004)	-	-	-
Amortization of prior service cost		-	-	19	2	5	2
Recognized net actuarial loss (gain)		3	5	-	(2)	(3)	(2)
Net periodic benefit cost (income)		$(70)	$(34)	$(48)	$18	$19	$12

    The estimated prior service cost and net actuarial loss for defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are  $1 million and  $8 million, respectively.

    The estimated prior service cost and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are  $2 million and nil, respectively.

(vi) Weighted-average assumptions used in accounting for pensions and other postretirement benefits
		Pensions			Other postretirement benefits
December 31,		2010	2009	2008	2010	2009	2008

To determine projected benefit obligation
Discount rate (1)		5.32%	6.19%	7.42%	5.29%	6.01%	6.84%
Rate of compensation increase (2)		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

To determine net periodic benefit cost
Discount rate (1)		6.19%	7.42%	5.53%	6.01%	6.84%	5.84%
Rate of compensation increase (2)		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Expected return on plan assets (3)		7.75%	7.75%	8.00%	N/A	N/A	N/A
(1)
The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due.  The discount rate is determined by management with the aid of third-party actuaries. The Company’s methodology for determining the discount rate is based on a zero-coupon bond yield curve, which is derived from a semi-annual bond yield curve provided by a third party. The portfolio of hypothetical zero-coupon bonds is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.

(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)
To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors.  The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2010, the Company used a long-term rate of return assumption of 7.75% on the market-related value of plan assets to compute net periodic benefit cost. The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. Effective January 1, 2011, the Company will reduce the expected long-term rate of return on plan assets from 7.75% to 7.50% to reflect management's current view of long term investment returns. The effect of this change in management’s assumption will be to decrease net periodic benefit income by approximately  $20 million.

(vii) Health care cost trend rate for other postretirement benefits
For measurement purposes, increases in the per capita cost of covered health care benefits were assumed to be 11% and 10% for 2010 and 2011, respectively.  It is assumed that the rate will decrease gradually to 4.5% in 2028 and remain at that level thereafter.

    Assumed health care costs have a significant effect on the amounts reported for the health care plan.  A one-percentage-point change in the assumed health care cost trend rate would have the following effect:

In millions	One-percentage-point
		Increase	Decrease
Effect on total service and interest costs		$1	$(1)
Effect on benefit obligation		$17	$(15)

(viii) Estimated future benefit payments
In millions	Pensions	Other postretirement benefits
2011	$937		$19
2012	$964		$19
2013	$987		$20
2014	$1,012		$21
2015	$1,036		$22
Years 2016 to 2020	$5,426		$113

Other income (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Other income
13 – Other income

In millions	Year ended December 31,	2010	2009	2008
Gain on disposal of property (1)		$157	$226	$-
Gain on disposal of land		20	12	22
Investment income		5	7	5
Net real estate costs		(6)	(7)	(10)
Costs related to the Accounts receivable securitization program (Note 4)		-	(1)	(10)
Foreign exchange gain (loss)		-	4	(14)
Other		36	26	33
Total other income		$212	$267	$26
(1)
2010 includes  $152 million for the sale of the Company’s Oakville subdivision and 2009 includes  $69 million and  $157 million for the sales of the Lower Newmarket and Weston subdivisions, respectively. See Note 5 – Properties.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Reconciliation of income tax expense
The Company’s consolidated effective income tax rate differs from the Canadian statutory Federal tax rate.  The reconciliation of income tax expense is as follows:

In millions	Year ended December 31,	2010	2009	2008

Federal tax rate		18.0%	19.0%	19.5%

Income tax expense at the statutory Federal tax rate		$(518)	$(430)	$(496)

Income tax (expense) recovery resulting from:
Provincial and other taxes		(350)	(257)	(304)
Deferred income tax adjustments due to rate enactments		-	126	23
Gain on disposals		32	42	3
Other (1)		64	112	124
Income tax expense		$(772)	$(407)	$(650)
Cash payments for income taxes		$214	$245	$425
(1)	Comprises adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information for Canada and the United States
The following table provides tax information for Canada and the United States:

In millions	Year ended December 31,	2010	2009	2008

Income before income taxes
Canada		$2,301	$2,002	$1,976
U.S.		575	259	569
		$2,876	$2,261	$2,545

Current income tax expense
Canada		$(308)	$(253)	$(316)
U.S.		(46)	(16)	(104)
		$(354)	$(269)	$(420)

Deferred income tax expense
Canada		$(248)	$(58)	$(153)
U.S.		(170)	(80)	(77)
		$(418)	$(138)	$(230)

Significant components of deferred income tax assets and liabilities

Significant components of deferred income tax assets and liabilities are as follows:

In millions	December 31,	2010	2009

Deferred income tax assets
Personal injury claims and other reserves		$155	$135
Other postretirement benefits liability		88	85
Net operating losses and tax credit carryforwards (1)		11	14
Total deferred income tax assets		254	234
Deferred income tax liabilities
Net pension asset		41	149
Properties and other		5,312	5,099
Total deferred income tax liabilities		5,353	5,248
Total net deferred income tax liability		$5,099	$5,014

Total net deferred income tax liability
Canada		$2,162	$2,083
U.S.		2,937	2,931
		$5,099	$5,014

Total net deferred income tax liability		$5,099	$5,014
Net current deferred income tax asset		53	105
Net noncurrent deferred income tax liability		$5,152	$5,119
(1) Net operating losses and tax credit carryforwards will expire between the years 2014 and 2030.

Reconciliation for unrecognized tax benefits for Canadian and U.S. tax positions
The following table provides a reconciliation of unrecognized tax benefits on the Company’s Canadian and U.S. tax positions:

In millions

Gross unrecognized tax benefits as at January 1, 2010	$83
Increases for:
Tax positions related to the current year	4
Interest and penalties accrued on tax positions	5

Decreases for:
Tax positions related to prior years	(31)
Interest and penalties accrued on tax positions	(4)
Gross unrecognized tax benefits as at December 31, 2010	$57
Adjustments to reflect tax treaties and other arrangements	(27)
Net unrecognized tax benefits as at December 31, 2010	$30

Segmented Information (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Information by geographic area
The following tables provide information by geographic area:

In millions	Year ended December 31,	2010	2009	2008
Revenues (1)
Canada		$5,630	$4,971	$5,632
U.S.		2,667	2,396	2,850
		$8,297	$7,367	$8,482
(1)	For the years ended December 31, 2010, 2009 and 2008, the largest customer represented approximately 3%, 3% and 2%, respectively, of total revenues.

In millions	Year ended December 31,	2010	2009	2008
Net income
Canada		$1,745	$1,691	$1,507
U.S.		359	163	388
		$2,104	$1,854	$1,895

In millions	December 31,	2010	2009
Properties
Canada		$13,312	$12,778
U.S.		9,605	9,852
		$22,917	$22,630

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Earnings per share reconciliation
	Year ended December 31,	2010	2009	2008
Basic earnings per share		$4.51	$3.95	$3.99
Diluted earnings per share		$4.48	$3.92	$3.95

The following table provides a reconciliation between basic and diluted earnings per share:

In millions	Year ended December 31,	2010	2009	2008

Net income		$2,104	$1,854	$1,895

Weighted-average shares outstanding		466.3	469.2	474.7
Effect of stock options		3.8	4.3	5.3
Weighted-average diluted shares outstanding		470.1	473.5	480.0

Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Minimum rental payments for operating leases and capital leases in each of the next five years and thereafter
Minimum rental payments for operating leases having initial non-cancelable lease terms of more than one year and minimum lease payments for capital leases in each of the next five years and thereafter are as follows:

In millions	Operating	Capital

2011	$110	$192
2012	92	83
2013	71	107
2014	47	239
2015	37	101
2016 and thereafter	259	569
	$616	1,291
Less: imputed interest on capital leases at rates ranging from approximately 0.5% to 11.8%		342
Present value of minimum lease payments included in debt		$949

Provision for personal injury and other claims in Canada
At December 31, 2010, 2009 and 2008, the Company’s provision for personal injury and other claims in Canada was as follows:

In millions	2010	2009	2008
Balance January 1	$178	$189	$196
Accruals and other	59	48	42
Payments	(37)	(59)	(49)
Balance December 31	$200	$178	$189

Current portion - Balance December 31	$39	$34	$35

Provision for personal injury and other claims in the U.S.
At December 31, 2010, 2009 and 2008, the Company’s provision for U.S. personal injury and other claims was as follows:

In millions	2010	2009	2008
Balance January 1	$166	$265	$250
Accruals and other	7	(46)	57
Payments	(27)	(53)	(42)
Balance December 31	$146	$166	$265

Current portion - Balance December 31	$44	$72	$83

Provision for specific environmental sites
As at December 31, 2010, 2009 and 2008, the Company's provision for specific environmental sites was as follows:

In millions	2010	2009	2008
Balance January 1	$103	$125	$111
Accruals and other	67	(7)	29
Payments	(20)	(15)	(15)
Balance December 31	$150	$103	$125
Current portion - Balance December 31	$34	$38	$30

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Presents the carrying amounts and estimated fair values of the Company's financial instruments for which the carrying values on the Consolidated Balance Sheet are different from their fair values
The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as at December 31, 2010 and December 31, 2009 for which the carrying values on the Consolidated Balance Sheet are different from their fair values:

In millions	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets
Investments	$25	$114	$22	$111
Financial liabilities
Long-term debt (including current portion)	$6,071	$6,937	$6,461	$7,152

Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Components of Accumulated other comprehensive loss
The components of Accumulated other comprehensive loss are as follows:

In millions	December 31,	2010	2009

Foreign exchange loss		$(796)	$(728)
Pension and other postretirement benefit plans (Note 12)		(920)	(228)
Derivative instruments (Note 18)		7	8
Accumulated other comprehensive loss		$(1,709)	$(948)

Components of Other comprehensive income (loss) and related tax effects
The components of Other comprehensive income (loss) and the related tax effects are as follows:

In millions	Year ended December 31,	2010	2009	2008
Accumulated other comprehensive loss - Balance at January 1		$(948)	$(155)	$(31)
Other comprehensive income (loss):
	Foreign exchange gain (loss) (net of income tax (expense) recovery
	of $(53), $(131) and $194, for 2010, 2009 and 2008, respectively)	(68)	(153)	187
	Pension and other postretirement benefit plans
	(net of income tax recovery of $241, $223 and $125,
	for 2010, 2009 and 2008, respectively)	(692)	(640)	(311)
	Derivative instruments	(1)	-	-
Other comprehensive loss		(761)	(793)	(124)
Accumulated other comprehensive loss - Balance at December 31		$(1,709)	$(948)	$(155)

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Properties depreciation method by asset class	The cost of properties, including those under capital leases, net of asset impairment write-downs, is depreciated on a straight-line basis over their estimated service lives, measured in years, except for rail which is measured in millions of gross tons per mile. The Company follows the group method of depreciation whereby a single composite depreciation rate is applied to the gross investment in a class of similar assets, despite small differences in the service life or salvage value of individual property units within the same asset class.
Intangible assets amortization method	straight-line basis
Intangible assets
Intangible assets, useful life, minimum (in years)	40
Intangible assets, useful life, maximum (in years)	50
Pensions
Pension Plan amortization of cumulative net actuarial gains and losses	10.00%
Postretirement benefits amortization of cumulative net actuarial gains and losses	10.00%

Accounting Changes (Details) (CAD $) In Millions, except Per Share data	1 Months Ended
	Jan. 31, 2009	Dec. 31, 2009
Notes To Financial Statements [Abstract]
Approximate costs incurred to acquire Elgin, Joliet and Eastern Railway Company including costs to obtain regulatory approval		$ 49
Decrease in net income due to change in accounting policy	28
Decrease in net income on basic earnings per share due to change in accounting policy (in dollars per share)	$ 0.06
Decrease in net income on diluted earnings per share due to change in accounting policy (in dollars per share)	$ 0.06
Decrease in Other current assets due to change in accounting policy	$ 46

Acquisitions (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2009 Elgin, Joliet and Eastern Railway Company (EJ and E) [Member] USD ( $)	Dec. 31, 2009 Elgin, Joliet and Eastern Railway Company (EJ and E) [Member] CAD ( $)	Jan. 31, 2009 Elgin, Joliet and Eastern Railway Company (EJ and E) [Member] USD ( $)	Dec. 31, 2008 Quebec Railway Corp. (QRC) and QRC rail-freight ferry operation [Member] CAD ( $)
Acquisitions [Line Items]
Accounting method used to account for this acquisition				The Company accounted for the acquisition using the acquisition method of accounting pursuant to FASB ASC 805, “Business Combinations,” which the Company adopted on January 1, 2009.	The Company accounted for the acquisition using the acquisition method of accounting pursuant to FASB ASC 805, “Business Combinations,” which the Company adopted on January 1, 2009.		This acquisition was accounted for using the purchase method of accounting pursuant to SFAS No. 141, “Business Combinations.
Approximate costs incurred in 2009 to acquire EJ And E		$ 49,000,000
2009 revenues of EJ And E included in the Company's Consolidated Statement of Income					74,000,000
2009 net income of EJ and E included in the Company's Consolidated Statement of Income					12,000,000
Description of 2008 acquisitions							The Company acquired the three principal railway subsidiaries of the Quebec Railway Corp. (QRC) and a QRC rail-freight ferry operation
Length of short-line railway of EJ&E (in miles)						198
Length of short-line railway Chemin de fer de la Matapedia et du Golfe (in miles)							221
Length of short-line railway New Brunswick East Coast Railway (in miles)							196
Length of short-line railway Ottawa Central Railway (in miles)							123
Consideration
Cash	0	373,000,000	50,000,000	300,000,000	373,000,000		50,000,000
Fair value of total consideration transferred						300,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Current assets						4,000,000
Properties						310,000,000
Current liabilities						(4,000,000)
Other noncurrent liabilities						(10,000,000)
Total identifiable net assets						$ 300,000,000

Accounts receivable (Details)	12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2009
Accounts receivable
Freight	$ 585,000,000	$ 567,000,000
Non-freight	211,000,000	264,000,000
Gross accounts receivable	796,000,000	831,000,000
Allowance for doubtful accounts	(21,000,000)	(34,000,000)
Net accounts receivable	775,000,000	797,000,000
Program maximum cash proceeds from securitization of accounts receivable upon initiation of five-year agreement	600,000,000
Reduced program maximum limit for accounts receivable securitization	100,000,000
Average servicing period of receivables (in months)	1
Proceeds received from collections on serviced receivables reinvested in securitization program		151,000,000
Purchased amount of previously transferred accounts receivable		4,000,000
Proceeds from sale of accounts receivables under securitization program		2,000,000
Amount of recorded retained interest in accounts receivable (in hundredths)				10.00%
Amount of recorded cost of securitization	$ 0	$ 1,000,000	$ 10,000,000
Income statement line item where costs of program are recorded	Other income

Properties (Details) (CAD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Track and roadway [Member]		Dec. 31, 2009 Track and roadway [Member]		Dec. 31, 2010 Rolling stock [Member]	Dec. 31, 2009 Rolling stock [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2009 Buildings [Member]	Dec. 31, 2010 Information technology [Member]		Dec. 31, 2009 Information technology [Member]		Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Dec. 31, 2010 Track and roadway [Member]		Dec. 31, 2009 Track and roadway [Member]		Dec. 31, 2010 Rolling stock [Member]	Dec. 31, 2009 Rolling stock [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2009 Buildings [Member]	Dec. 31, 2010 Information technology [Member]	Dec. 31, 2009 Information technology [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Mar. 31, 2010 Oakville Subdivision [Member]	Nov. 30, 2009 Lower Newmarket Subdivision [Member]	Mar. 31, 2009 Weston Subdivision [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)			2.00%				3.00%		2.00%		15.00%				8.00%
Cost	$ 32,470	$ 31,939	$ 24,568	[1]	$ 24,334	[1]	$ 4,843	$ 4,679	$ 1,148	$ 1,131	$ 854	[2]	$ 797	[2]	$ 1,057	$ 998
Accumulated depreciation	9,553	9,309	6,744		6,618		1,565	1,581	467	456	330		255		447	399
Net	22,917	22,630	17,824		17,716		3,278	3,098	681	675	524		542		610	599
Schedule of capital leases included in properties [Line Items]
Cost	1,794	1,845															427	[3]	417	[3]	1,129	1,211	108	109	0	3	130	105
Accumulated depreciation	371	371															43		38		287	291	13	11	0	2	28	29
Net	1,423	1,474															384		379		842	920	95	98	0	1	102	76
Cost of land included in track and roadway properties	1,712	1,791
Software development costs	79	84
Cost of land included in track and roadway properties with right-of-way access recorded as capital lease	108	108
Approximate number of depreciable asset classes	40
Significant Acquisitions and Disposals [Line Items]
Disposal date of property, plant and equipment																													Mar 31, 2010	Nov 30, 2009	Mar 31, 2009
Proceeds from disposal of property, plant and equipment																													168	71	160
Escrow reserve which was entirely released																													24		50
Gain on disposition of property, plant and equipment																													152	69	157
Gain, after tax, on disposition of property, plant and equipment																													$ 131	$ 59	$ 135

[1]	Includes the cost of land of $1,712 million and $1,791 million as at December 31, 2010 and 2009, respectively.
[2]	The Company capitalized $79 million in 2010 and $84 million in 2009 of internally developed software costs pursuant to ASC 350-40, "Intangibles - Goodwill and Other, Internal - Use Software."
[3]	Includes $108 million of right-of-way access in both years.

Intangibles and other assets (Details) (CAD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Intangible and other assets [Abstract]
Pension asset (Note 12)	$ 442		$ 846
Other receivables	101		67
Intangible assets	54	[1]	58	[1]
Investments	25	[2]	22	[2]
Other	77		63
Total Intangible and other assets	699		1,056
Investments [Abstract]
Investments, equity method	21		18
Investments, cost method	$ 4		$ 4

[1]	Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions.
[2]	As at December 31, 2010, the Company had $21 million ( $18 million as at December 31, 2009) of investments accounted for under the equity method and $4 million ( $4 million as at December 31, 2009) of investments accounted for under the cost method.

Accounts payable and other (Details) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts payable and other [Abstract]
Trade payables	$ 383	$ 309
Payroll-related accruals	292	250
Income and other taxes	170	75
Accrued interest	104	111
Accrued charges	97	87
Personal injury and other claims provisions (Note 17)	83	106
Stock-based incentives liability	37	48
Environmental provisions (Note 17)	34	38	30
Workforce reduction provisions	8	11
Other	140	114
Total accounts payable and other	1,366	1,167
Other postretirement benefits [Member]
Accounts payable and other [Abstract]
Other postretirement benefits liability (Note 12)	$ 18	$ 18

Other liabilities and deferred credits (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Other liabilities and deferred credits [Line items]
Personal injury and other claims provisions, net of current portion	$ 263		$ 238
Stock-based incentives liability, net of current portion	162		116
Environmental provisions, net of current portion	116		65
Workforce reduction provisions, net of current portion (A)	28	[1]	31	[1]
Deferred credits and other	254		274
Total other liabilities and deferred credits	1,333		1,196
Net charges and adjustments to workforce reduction provisions	10		3
Workforce reduction provision payments	16		17
Workforce reduction provisions (current and non-current portion)	36		42
Pensions [Member]
Other liabilities and deferred credits [Line items]
Pension liability and other postretirement benefits liability, net of current portion (Note 12)	245		222
Other postretirement benefits [Member]
Other liabilities and deferred credits [Line items]
Pension liability and other postretirement benefits liability, net of current portion (Note 12)	$ 265		$ 250

[1]	The workforce reduction provisions, which relate to job reductions of prior years, including job reductions from the integration of acquired companies, are mainly comprised of payments related to severance, early retirement incentives and bridging to early retirement, the majority of which will be disbursed within the next few years. In 2010, net charges and adjustments increased the provisions by $10 million ( $3 million for the year ended December 31, 2009). Payments have reduced the provisions by $16 million for the year ended December 31, 2010 ( $17 million for the year ended December 31, 2009). As at December 31, 2010, the aggregate provisions, including the current portion, amounted to $36 million ( $42 million as at December 31, 2009).

Long-term debt (Details)	12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended												12 Months Ended				12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009 CAD ( $)		Dec. 31, 2010 USD ( $)		Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2011 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2011 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2011 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2013 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2013 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2013 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2014 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2014 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2014 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2017 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2017 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2017 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 10 Yr [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 10 Yr [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 10 Yr [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 20 Yr[Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 20 Yr[Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 20 Yr[Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2019 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2019 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2019 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2028 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2028 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2028 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2034 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2034 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2034 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2036 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2036 Notes [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2036 Notes [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2023 Debentures [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2023 Debentures [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2023 Debentures [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2031 Debentures [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2031 Debentures [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2031 Debentures [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2037 Debentures [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2037 Debentures [Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Debentures and notes [Member] Canadian National 2037 Debentures [Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Puttable Reset Securities PURSsm [Member] Canadian National 2036 Puttable Reset Securities[Member] CAD ( $)		Dec. 31, 2010 Canadian National series[Member] Puttable Reset Securities PURSsm [Member] Canadian National 2036 Puttable Reset Securities[Member] USD ( $)	Dec. 31, 2009 Canadian National series[Member] Puttable Reset Securities PURSsm [Member] Canadian National 2036 Puttable Reset Securities[Member] CAD ( $)		Dec. 31, 2010 Illinois Central series [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD ( $)		Dec. 31, 2010 Illinois Central series [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] USD ( $)	Dec. 31, 2009 Illinois Central series [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD ( $)		Dec. 31, 2010 Illinois Central series [Member] Debentures and notes [Member] Illinois Central 2096 Debentures [Member] CAD ( $)		Dec. 31, 2010 Illinois Central series [Member] Debentures and notes [Member] Illinois Central 2096 Debentures [Member] USD ( $)	Dec. 31, 2009 Illinois Central series [Member] Debentures and notes [Member] Illinois Central 2096 Debentures [Member] CAD ( $)		Dec. 31, 2010 BC Rail series [Member] Subordinated Notes [Member] BC Rail 2094 Subordinated Notes [Member] CAD ( $)		Dec. 31, 2009 BC Rail series [Member] Subordinated Notes [Member] BC Rail 2094 Subordinated Notes [Member] CAD ( $)		Dec. 31, 2010 Other [Member] Capital lease obligations and other [Member] CAD ( $)		Dec. 31, 2009 Other [Member] Capital lease obligations and other [Member] CAD ( $)		Dec. 31, 2010 Debentures and notes [Member] CAD ( $)		Dec. 31, 2009 Debentures and notes [Member] CAD ( $)		Dec. 31, 2010 Revolving Credit Facility [Member] CAD ( $)	Dec. 31, 2009 Revolving Credit Facility [Member] CAD ( $)	Dec. 31, 2010 Letter of Credit [Member] CAD ( $)	Dec. 31, 2009 Letter of Credit [Member] CAD ( $)	Dec. 31, 2010 Equipment lease assets [Member] CAD ( $)	Dec. 31, 2009 Equipment lease assets [Member] CAD ( $)	Dec. 31, 2010 Capital Leases [Member] CAD ( $)		Dec. 31, 2010 Debt [Member] CAD ( $)
Debt Instrument [Line Items]
Interest rate								6.38%		6.38%			4.40%		4.40%			4.95%		4.95%			5.80%		5.80%			5.85%		5.85%			5.55%		5.55%			6.80%		6.80%			5.55%		5.55%			6.90%		6.90%			6.25%		6.25%			6.20%		6.20%			7.63%		7.63%			7.38%		7.38%			6.38%		6.38%			6.71%		6.71%			5.00%		5.00%			7.70%		7.70%
Non-Interest Bearing																																																																																													Non-interest bearing
Term of Issuance								10		10			10		10			6		6			10		10			10		10			10		10			20		20			10		10			30		30			30		30			30		30			30		30			30		30			30		30								99		99			100		100			90
Maturity Date of Long-term debt								Oct 15, 2011		Oct 15, 2011			Mar 15, 2013		Mar 15, 2013			Jan 15, 2014		Jan 15, 2014			Jun 1, 2016		Jun 1, 2016			Nov 15, 2017		Nov 15, 2017			May 15, 2018		May 15, 2018			Jul 15, 2018		Jul 15, 2018			Mar 1, 2019		Mar 1, 2019			Jul 15, 2028		Jul 15, 2028			Aug 1, 2034		Aug 1, 2034			Jun 1, 2036		Jun 1, 2036			May 15, 2023		May 15, 2023			Oct 15, 2031		Oct 15, 2031			Nov 15, 2037		Nov 15, 2037			Jul 15, 2036		Jul 15, 2036			Dec 1, 2056		Dec 1, 2056			Sep 15, 2096		Sep 15, 2096			Jul 14, 2094
US dollar denominated amount										$ 400,000,000					$ 400,000,000					$ 325,000,000					$ 250,000,000					$ 250,000,000					$ 325,000,000					$ 200,000,000					$ 550,000,000					$ 475,000,000					$ 500,000,000					$ 450,000,000					$ 150,000,000					$ 200,000,000					$ 300,000,000					$ 250,000,000					$ 7,000,000					$ 125,000,000
Debt instrument principal outstanding balance	5,129,000,000	[1]	5,421,000,000	[1]	5,157,000,000	[1]		398,000,000	[1],[2]		420,000,000	[1],[2]	398,000,000	[1],[2]		420,000,000	[1],[2]	323,000,000	[1],[2]		342,000,000	[1],[2]	249,000,000	[1],[2]		263,000,000	[1],[2]	249,000,000	[1],[2]		263,000,000	[1],[2]	323,000,000	[1],[2]		342,000,000	[1],[2]	199,000,000	[1],[2]		210,000,000	[1],[2]	547,000,000	[1],[2]		578,000,000	[1],[2]	472,000,000	[1],[2]		499,000,000	[1],[2]	497,000,000	[1],[2]		526,000,000	[1],[2]	448,000,000	[1],[2]		473,000,000	[1],[2]	149,000,000	[1],[2]		158,000,000	[1],[2]	199,000,000	[1],[2]		210,000,000	[1],[2]	298,000,000	[1],[2]		315,000,000	[1],[2]	249,000,000	[1],[2]		263,000,000	[1],[2]	7,000,000	[1]		8,000,000	[1]	124,000,000	[1]		131,000,000	[1]	842,000,000	[1],[3]	842,000,000	[1],[3]	952,000,000	[4]	1,054,000,000	[4]	5,971,000,000	[1]	6,263,000,000	[1]
Debt instrument principal outstanding before unamortized discount	6,923,000,000		7,317,000,000
Net unamortized discount	852,000,000		856,000,000
Total debt	6,071,000,000	[5]	6,461,000,000	[5]																																																																																																											949,000,000		5,122,000,000
Current portion of long-term debt	540,000,000		70,000,000
Total non-current portion of long-term debt	5,531,000,000		6,391,000,000
Discounted Debt [Abstract]
Discounted debt on non-interest bearing 90 year subordinated note	7,000,000
Imputed interest rate on non-interest bearing 90 year subordinated note					5.75%
Discount included in the net unamortized discount of the non-interest bearing 90 year subordinated note	835,000,000
Commercial Paper [Abstract]
Maximum aggregate principal amount of commercial paper that the Company is able to issue	800,000,000
Interest rate for capital lease obligations, minimum	0.005
Interest rate for capital lease obligations, maximum	0.118
Capital lease obligations maturity start date	2011
Capital lease obligations maturity end date	2037
Interest imputed on capital leases	342,000,000		417,000,000
Net carrying amount of properties which secures the capital lease obligations	1,036,000,000		1,081,000,000
Line of Credit Facility [Line Items]
Revolving credit facility borrowing capacity					1,000,000,000
Revolving credit facility, expiration date																																																																																																									2011-10-31
Revolving credit facility, interest rate description																																																																																																									The credit facility is available for general corporate purposes, including back-stopping the Company's commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers' acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins.
Revolving credit facility, covenant terms																																																																																																									The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization
Revolving credit facility compliance description																																																																																																									Company is in compliance.
Outstanding borrowings under the revolving credit facility																																																																																																									0	0
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Letters of credit drawn																																																																																																											436,000,000	421,000,000
Capital Leases [Abstract]
Capital lease assets acquired in period																																																																																																													132,000,000	75,000,000
Debt relating to capital lease obligation																																																																																																													132,000,000	75,000,000
Long Term Debt Maturities [Line Items]
2011	540,000,000	[6]																																																																																																													142,000,000	[6]	398,000,000	[6]
2012	37,000,000																																																																																																														37,000,000		0
2013	461,000,000																																																																																																														65,000,000		396,000,000
2014	501,000,000																																																																																																														180,000,000		321,000,000
2015	75,000,000																																																																																																														75,000,000		0
2016 and thereafter	4,457,000,000																																																																																																														450,000,000		4,007,000,000
Total debt	6,071,000,000	[5]	6,461,000,000	[5]																																																																																																											949,000,000		5,122,000,000
Aggregate amount of US denominated debt payable in US dollars	5,882,000,000		6,261,000,000		5,914,000,000		5,957,000,000
Aggregate amount of US denominated debt relating to capital leases and other debt payable in US dollars					$ 757,000,000		$ 800,000,000

[1]	The Company's debentures, notes and revolving credit facility are unsecured.
[2]	These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
[3]	The Company records these notes as a discounted debt of $7 million, using an imputed interest rate of 5.75%. The discount of $835 million is included in the net unamortized discount.
[4]	During 2010, the Company recorded $132 million in assets it acquired through equipment leases ( $75 million in 2009), for which an equivalent amount was recorded in debt. Interest rates for capital lease obligations range from approximately 0.5% to 11.8% with maturity dates in the years 2011 through 2037. The imputed interest on these leases amounted to $342 million as at December 31, 2010 and $417 million as at December 31, 2009. The capital lease obligations are secured by properties with a net carrying amount of $1,036 million as at December 31, 2010 and $1,081 million as at December 31, 2009.
[5]	See Note 18 - Financial instruments, for the fair value of debt.
[6]	Current portion of long-term debt

Capital Stock (Details) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009 CAD ( $)		Dec. 31, 2008 CAD ( $)		Dec. 31, 2010	Dec. 31, 2009
Issued and outstanding common shares [Abstract]
Shareholders', common share, beginning balance (in shares)			468.2		485.2		459.4	471
Number of shares repurchased through buyback programs (in shares)	(15)	[1]	0	[1]	(19.4)	[1]
Stock options exercised (in shares)	3.4		2.8		2.4
Shareholders', common share, ending balance (in shares)					468.2		459.4	471
Share Repurchase Programs [Abstract]
Number of common shares (in shares)	15	[1]	0	[1]	19.4	[1]
Weighted-average price per share (in dollars per share)	$ 60.86	[2]	$ 0	[2]	$ 52.7	[2]
Amount of repurchase	$ 913		$ 0		$ 1,021

[1]	Includes common shares purchased pursuant to private agreements between the Company and arm's-length third-party sellers.
[2]	Includes brokerage fees.

Stock Plans (Details)	12 Months Ended								12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009 CAD ( $)		Dec. 31, 2008 CAD ( $)		Dec. 31, 2010		Dec. 31, 2010 Employee Share Investment Plan [Member] CAD ( $)	Dec. 31, 2009 Employee Share Investment Plan [Member] CAD ( $)	Dec. 31, 2008 Employee Share Investment Plan [Member] CAD ( $)	Dec. 31, 2010 Cash settlement awards [Member] CAD ( $)	Dec. 31, 2009 Cash settlement awards [Member] CAD ( $)	Dec. 31, 2008 Cash settlement awards [Member] CAD ( $)	Dec. 31, 2010 Cash settlement awards [Member] Restricted share units plan [Member] CAD ( $)	Dec. 31, 2009 Cash settlement awards [Member] Restricted share units plan [Member] CAD ( $)	Dec. 31, 2008 Cash settlement awards [Member] Restricted share units plan [Member] CAD ( $)	Dec. 31, 2008 Cash settlement awards [Member] Vision Share Unit Plan [Member] CAD ( $)	Dec. 31, 2005 Cash settlement awards [Member] Vision Share Unit Plan [Member]	Dec. 31, 2010 Cash settlement awards [Member] Voluntary incentive deferral plan [Member] CAD ( $)	Dec. 31, 2009 Cash settlement awards [Member] Voluntary incentive deferral plan [Member] CAD ( $)	Dec. 31, 2008 Cash settlement awards [Member] Voluntary incentive deferral plan [Member] CAD ( $)	Dec. 31, 2010 Stock option awards [Member] CAD ( $)		Dec. 31, 2009 Stock option awards [Member] CAD ( $)		Dec. 31, 2008 Stock option awards [Member] CAD ( $)		Dec. 31, 2010 Stock option awards [Member] Stock option plan [Member] CAD ( $)		Dec. 31, 2009 Stock option awards [Member] Stock option plan [Member] CAD ( $)		Dec. 31, 2008 Stock option awards [Member] Stock option plan [Member]	Dec. 31, 2010 RSUs [Member]	Dec. 31, 2010 RSUs [Member] Granted in year 2010 [Member] CAD ( $)		Dec. 31, 2010 RSUs [Member] Granted in year 2009 [Member] CAD ( $)		Dec. 31, 2009 RSUs [Member] Granted in year 2009 [Member] CAD ( $)		Dec. 31, 2010 RSUs [Member] Granted in year 2008 [Member] CAD ( $)		Dec. 31, 2009 RSUs [Member] Granted in year 2008 [Member] CAD ( $)		Dec. 31, 2008 RSUs [Member] Granted in year 2008 [Member] CAD ( $)		Dec. 31, 2010 RSUs [Member] Granted in year 2007 [Member] CAD ( $)		Dec. 31, 2009 RSUs [Member] Granted in year 2007 [Member] CAD ( $)		Dec. 31, 2008 RSUs [Member] Granted in year 2007 [Member] CAD ( $)		Dec. 31, 2009 RSUs [Member] Granted in year 2006 [Member] CAD ( $)		Dec. 31, 2008 RSUs [Member] Granted in year 2006 [Member] CAD ( $)		Dec. 31, 2008 RSUs [Member] Granted in year 2004 [Member] CAD ( $)		Dec. 31, 2010 Vision [Member]	Dec. 31, 2008 Vision [Member] Granted in year 2005 [Member] CAD ( $)		Dec. 31, 2010 VIDP [Member] Granted in year 2003 onwards [Member] CAD ( $)		Dec. 31, 2009 VIDP [Member] Granted in year 2003 onwards [Member] CAD ( $)		Dec. 31, 2008 VIDP [Member] Granted in year 2003 onwards [Member] CAD ( $)		Dec. 31, 2010 Stock Option Plans [Member] Granted in year 2010 [Member] CAD ( $)		Dec. 31, 2010 Stock Option Plans [Member] Granted in year 2009 [Member] CAD ( $)		Dec. 31, 2009 Stock Option Plans [Member] Granted in year 2009 [Member] CAD ( $)		Dec. 31, 2010 Stock Option Plans [Member] Granted in year 2008 [Member] CAD ( $)		Dec. 31, 2009 Stock Option Plans [Member] Granted in year 2008 [Member] CAD ( $)		Dec. 31, 2008 Stock Option Plans [Member] Granted in year 2008 [Member] CAD ( $)		Dec. 31, 2010 Stock Option Plans [Member] Granted in year 2007 [Member] CAD ( $)		Dec. 31, 2009 Stock Option Plans [Member] Granted in year 2007 [Member] CAD ( $)		Dec. 31, 2008 Stock Option Plans [Member] Granted in year 2007 [Member] CAD ( $)		Dec. 31, 2010 Stock Option Plans [Member] Granted in year 2006 [Member] CAD ( $)		Dec. 31, 2009 Stock Option Plans [Member] Granted in year 2006 [Member] CAD ( $)		Dec. 31, 2008 Stock Option Plans [Member] Granted in year 2006 [Member] CAD ( $)		Dec. 31, 2010 Stock Option Plans [Member] Granted in year 2005 [Member] CAD ( $)		Dec. 31, 2009 Stock Option Plans [Member] Granted in year 2005 [Member] CAD ( $)		Dec. 31, 2008 Stock Option Plans [Member] Granted in year 2005 [Member] CAD ( $)		Dec. 31, 2010 Range of Exercise Prices 1 [Member] CAD ( $)	Dec. 31, 2010 Range of Exercise Prices 2 [Member] CAD ( $)	Dec. 31, 2010 Range of Exercise Prices 3 [Member] CAD ( $)	Dec. 31, 2010 Range of Exercise Prices 4 [Member] CAD ( $)	Dec. 31, 2010 Range of Exercise Prices 5 [Member] CAD ( $)	Dec. 31, 2010 Stock Option Plans [Member]
Share Based Compensation Arrangement By Employee Share Investment Plan Disclosures [Line Items]
Maximum percentage of gross salary employee can contribute toward purchase of company common stock (in hundredths)									10.00%
Maximum percentage of additional contribution made by the company of amount invested by employee (in hundredths)									35.00%
Maximum percentage of gross salary employer can contribute toward purchase of company common stock (in hundredths)									6.00%
Number of employees participating in plan and holding shares at balance sheet date									14,997	14,152	14,114
Number of shares purchased for employees under employee share investment plan, including employer contributions									1,300,000	1,600,000	1,500,000
Expense for Company contribution during period under employee share investment plan									$ 19,000,000	$ 18,000,000	$ 18,000,000
Total compensation expense and related tax benefits for all plans [Abstract]
Total stock-based compensation expense	104,000,000		90,000,000		27,000,000							95,000,000	76,000,000	13,000,000	77,000,000	43,000,000	33,000,000	(10,000,000)		18,000,000	33,000,000	(10,000,000)	9,000,000	[1]	14,000,000	[1]	14,000,000	[1]
Tax benefit recognized in income	27,000,000		26,000,000		7,000,000
Units granted during the period (in shares)															500,000	900,000	700,000		900,000	0
The number of years in the plan period prior to payout of the units (in years)															3
Minimum performance vesting range, based on return on invested capital (in hundredths)															0.00%
Maximum performance vesting range, based on return on invested capital (in hundredths)															150.00%
Number of last months in period for calculating average stock price used in determining if payout conditions are met (in months)															3
Number of days used to calculate the company's average closing share price as of a predesignated date (in days)															20					20
Number of units remained authorized for future issuance under plan (in shares)															200,000														11,600,000
Actual performance vesting percentage, based on return on invested capital (in hundredths)																																									82.00%
Payout under the restricted share unit compensation plan																																									37,000,000
Percentage of additional units available to be granted by the company to senior management (in hundredths)																				25.00%
The number of years in the plan period over which amounts elected in units will vest (in years)																			4	4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning shares outstanding nonvested (in shares)															1,500,000					0
Units granted during the period (in shares)															500,000	900,000	700,000		900,000	0
Vested during year (in shares)															(700,000)					0
Ending shares outstanding non vested (in shares)															1,300,000	1,500,000				0	0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested [Roll Forward]
Beginning shares outstanding vested (in shares)															700,000					1,600,000
Granted (Payout) (in shares)															(700,000)					(200,000)
Vested (in shares)															700,000					100,000
Ending shares outstanding vested															700,000	700,000				1,500,000	1,600,000
Share-based compensation arrangement by share-based payment award, options, general and additional disclosures [Abstract]
Maximum period from grant date in which stock options are exercisable																													10
Vesting period for stock options																													over a period of four years of continuous employment.
Period of time (in months) options are generally not exercisable																													12
Remaining common stock authorized for future issuance under plan (in shares)															200,000														11,600,000
Conventional stock options company granted to designated senior management employees during period (in shares)																													700,000		1,200,000		900,000
Total number of conventional stock options outstanding at end of period (in shares)																													6,800,000
Total number of performance-accelerated stock options outstanding at end of period (in shares)																													2,100,000
Share base payment award, options outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)																													11,600,000	[2]
Granted (in shares)																													700,000		1,200,000		900,000
Exercised (in shares)																													(3,400,000)
Options outstanding at end of period (in shares)																													8,900,000	[2]	11,600,000	[2]
Options exercisable at end of period (in shares)																													6,600,000	[2]
Share base payment award, options outstanding-Nonvested [Roll Forward]
Nonvested options outstanding at beginning of period (in shares)																													2,600,000	[2]
Granted (in shares)																													700,000
Vested (in shares)																													(1,000,000)
Nonvested options outstanding at end of period (in shares)																													2,300,000	[2]	2,600,000	[2]
Share based payment award, options, additional disclosures [Abstract]
Weighted average exercise price per share of options outstanding at beginning of period																													$ 30.98	[2]
Weighted average exercise price per share of options granted during period																													$ 54.76
Weighted average exercise price per share of options exercised during period																													$ 24.95
Weighted average exercise price per share of options outstanding at end of period																													$ 34.23	[2],[3]	$ 30.98	[2]
Weighted average exercise price per share of options exercisable at end of period																													$ 30.49	[2],[3]
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)																													$ 12.8	[2]
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)																													$ 13.09
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)																													$ 13.03
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)																													$ 12.8	[2]	$ 12.8	[2]
Entity's closing stock price at end of period (in dollars per share)																													$ 66.35						$ 66.35	[4]	$ 66.35	[4]			$ 66.35	[4]																				$ 66.35	[4]
Total intrinsic value	125,000,000		93,000,000		81,000,000
Cash received upon exercise of options	87,000,000		53,000,000		44,000,000
Related excess tax benefits realized	28,000,000		20,000,000		10,000,000
Stock price volatility [Abstract]
Amount of increase in company's stock price which would impact stock based compensation expense by $3 million	$ 1
Amount of increase in company's stock based compensation expense if stock price increased by $1	3,000,000
Amount of decrease in company's stock price which would reduce stock based compensation expense by $4 million	$ (1)
Amount of reduction in company's stock based compensation expense if stock price decreased by $1	(4,000,000)
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	95,000,000		76,000,000		13,000,000																														17,000,000	[5]	34,000,000	[5]	13,000,000	[5]	26,000,000	[5]	3,000,000	[5]	8,000,000	[5]	0	[5]	29,000,000	[5]	(2,000,000)	[5]	(2,000,000)	[5]	24,000,000	[5]	3,000,000	[5]		(10,000,000)	[5]	18,000,000	[6]	33,000,000	[6]	(10,000,000)	[6]
Liability outstanding	199,000,000		164,000,000																																17,000,000		46,000,000		13,000,000		37,000,000		11,000,000						38,000,000													99,000,000		102,000,000
Fair value per unit																																			$ 49.65		$ 65.27				$ 66.35																					$ 66.35
Fair value of awards vested during the period	38,000,000		41,000,000		60,000,000																														0		0		0		37,000,000		0		0				38,000,000		0				53,000,000		3,000,000			0		1,000,000		3,000,000		4,000,000
Unrecognized compensation cost on nonvested awards at end of period	29,000,000																																		18,000,000		10,000,000				0																					1,000,000
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)																																			2		1																										[7]					3		2				1						0						0
Assumptions [Abstract]
Entity's closing stock price at end of period																													$ 66.35						$ 66.35	[4]	$ 66.35	[4]			$ 66.35	[4]																				$ 66.35	[4]
Expected stock price volatility																																			25.00%	[4],[8]	18.00%	[4],[8]																														28.00%	[9]	39.00%	[9]			27.00%	[9]					24.00%	[9]					25.00%	[9]					25.00%	[9]
Expected term (years)																																			2	[10],[4]	1	[10],[4]																														5.4	[11]	5.3	[11]			5.3	[11]					5.2	[11]					5.2	[11]					5.2	[11]
Risk-free interest rate																																			1.67%	[12],[4]	1.40%	[12],[4]																														2.44%	[12]	1.97%	[12]			3.58%	[12]					4.12%	[12]					4.04%	[12]					3.50%	[12]
Dividend rate per share (in dollars per share)																																			$ 1.08	[13],[4]	$ 1.08	[13],[4]																														$ 1.08	[13]	$ 1.01	[13]			$ 0.92	[13]					$ 0.84	[13]					$ 0.65	[13]					$ 0.5	[13]
Percentage of grants remaining in which the remaining recognition period has not been quantified																																																														25.00%
Valuation method used in calculating compensation cost																																		lattice-based valuation model																									lattice-based valuation model																																												Black-Scholes option-pricing model
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period																																																																																																		$ 11.93	$ 20.51	$ 30.5	$ 37.78	$ 50.65
Maximum price of options outstanding, end of the period																																																																																																		$ 20.42	$ 29.03	$ 37	$ 50.45	$ 65.57
Options Outstanding [Abstract]
Number of options outstanding							8,900,000	[3]																																																																																										2,300,000	2,000,000	1,000,000	2,300,000	1,300,000
Weighted-average years to expiration of options outstanding (in years)	4.4	[3]																																																																																																1.9	1.6	7	6.6	7.6
Weighted average exercise price of options outstanding	$ 34.23	[3]																																																																																																$ 20.03	$ 25.75	$ 34.58	$ 45.4	$ 52.32
Aggregate intrinsic value of options outstanding	285,000,000	[3]																																																																																																106,000,000	82,000,000	32,000,000	47,000,000	18,000,000
Options Exercisable [Abstract]
Number of exercisable options							6,600,000	[3]																																																																																										2,300,000	2,000,000	400,000	1,400,000	500,000
Weighted average exercise price of exercisable options	$ 30.49	[3]																																																																																																$ 20.03	$ 25.75	$ 35.32	$ 45.42	$ 52.15
Aggregate intrinsic value of exercisable options	237,000,000	[3]																																																																																																106,000,000	82,000,000	13,000,000	29,000,000	7,000,000
Weighted-average years to expiration of exercisable options (years)	3.2
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period	9,000,000	[1]	14,000,000	[1]	14,000,000	[1]																																																														4,000,000	[1]	2,000,000	[1]	9,000,000	[1]	2,000,000	[1]	1,000,000	[1]	7,000,000	[1]	1,000,000	[1]	2,000,000	[1]	2,000,000	[1]	0	[1]	2,000,000	[1]	2,000,000	[1]			0	[1]	3,000,000	[1]
Fair value per unit at grant date (in dollars per share)																																																																				$ 13.09		$ 12.6				$ 12.44						$ 13.36						$ 13.8						$ 9.19
Fair value of awards vested during the year	13,000,000		12,000,000		9,000,000																																																															0		4,000,000		0		3,000,000		3,000,000		0		3,000,000		3,000,000		3,000,000		3,000,000		3,000,000		3,000,000				3,000,000		3,000,000
Unrecognized compensation cost on nonvested awards at end of period	$ 10,000,000																																																																			$ 5,000,000		$ 4,000,000				$ 1,000,000						$ 0						$ 0
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)																																			2		1																										[7]					3		2				1						0						0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price																																																																				$ 54.76		$ 42.14				$ 48.51						$ 52.79						$ 51.51						$ 36.33
Expected stock price volatility																																			25.00%	[4],[8]	18.00%	[4],[8]																														28.00%	[9]	39.00%	[9]			27.00%	[9]					24.00%	[9]					25.00%	[9]					25.00%	[9]
Expected term (years)																																			2	[10],[4]	1	[10],[4]																														5.4	[11]	5.3	[11]			5.3	[11]					5.2	[11]					5.2	[11]					5.2	[11]
Risk-free interest rate																																			1.67%	[12],[4]	1.40%	[12],[4]																														2.44%	[12]	1.97%	[12]			3.58%	[12]					4.12%	[12]					4.04%	[12]					3.50%	[12]
Dividend rate per share (in dollars per share)																																			$ 1.08	[13],[4]	$ 1.08	[13],[4]																														$ 1.08	[13]	$ 1.01	[13]			$ 0.92	[13]					$ 0.84	[13]					$ 0.65	[13]					$ 0.5	[13]
Valuation method used in calculating compensation cost																																		lattice-based valuation model																									lattice-based valuation model																																												Black-Scholes option-pricing model

[1]	Compensation cost is based on the grant date fair value using the Black-Scholes option-pricing model that uses the assumptions at the grant date.
[2]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
[3]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2010, all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options is 3.2 years.
[4]	Assumptions used to determine fair value are at December 31, 2010.
[5]	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
[6]	Compensation cost is based on intrinsic value.
[7]	The remaining recognition period has not been quantified as it relates solely to the 25% Company grant and the dividends earned thereon, representing a minimal number of units.
[8]	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
[9]	Based on the average of the historical volatility of the Company's stock over a period commensurate with the expected term of the award and the implied volatility from traded options on the Company's stock.
[10]	Represents the remaining period of time that awards are expected to be outstanding.
[11]	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to estimate option exercise and employee termination, and groups of employees that have similar historical exercise behavior are considered separately.
[12]	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
[13]	Based on the annualized dividend rate.

Pension Plans and Other Postretirement Benefits (Details) In Millions, unless otherwise specified	12 Months Ended																																																																																																																																																	12 Months Ended																																																12 Months Ended																																																																																																										12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Level 1 [Member] Total Investment Assets [Member] CAD ( $)	Dec. 31, 2009 Level 1 [Member] Total Investment Assets [Member] CAD ( $)	Dec. 31, 2010 Level 1 [Member] Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Canada and supranational [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Canada and supranational [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Provinces of Canada [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Provinces of Canada [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Corporate [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Corporate [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Emerging market debt [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Emerging market debt [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Mortgages [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Mortgages [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Canadian Equities [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Canadian Equities [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] U.S. Equities [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] U.S. Equities [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] International Equities [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] International Equities [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Real estate [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Real estate [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Oil And Gas [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Oil And Gas [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Infrastructure [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Infrastructure [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Fixed income funds [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Fixed income funds [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Commodity funds [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Commodity funds [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Equity Funds [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Equity Funds [Member] CAD ( $)		Dec. 31, 2010 Level 1 [Member] Global macro funds [Member] CAD ( $)		Dec. 31, 2009 Level 1 [Member] Global macro funds [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Total Investment Assets [Member] CAD ( $)	Dec. 31, 2009 Level 2 [Member] Total Investment Assets [Member] CAD ( $)	Dec. 31, 2010 Level 2 [Member] Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Canada and supranational [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Canada and supranational [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Provinces of Canada [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Provinces of Canada [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Corporate [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Corporate [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Emerging market debt [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Emerging market debt [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Mortgages [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Mortgages [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Canadian Equities [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Canadian Equities [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] U.S. Equities [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] U.S. Equities [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] International Equities [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] International Equities [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Real estate [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Real estate [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Oil And Gas [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Oil And Gas [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Infrastructure [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Infrastructure [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Fixed income funds [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Fixed income funds [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Commodity funds [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Commodity funds [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Equity Funds [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Equity Funds [Member] CAD ( $)		Dec. 31, 2010 Level 2 [Member] Global macro funds [Member] CAD ( $)		Dec. 31, 2009 Level 2 [Member] Global macro funds [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] CAD ( $)	Dec. 31, 2009 Level 3 [Member] CAD ( $)	Dec. 31, 2010 Level 3 [Member] Equities [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Equities [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Absolute return [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Absolute return [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Total Investment Assets [Member] CAD ( $)	Dec. 31, 2009 Level 3 [Member] Total Investment Assets [Member] CAD ( $)	Dec. 31, 2010 Level 3 [Member] Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Canada and supranational [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Canada and supranational [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Provinces of Canada [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Provinces of Canada [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Corporate [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Corporate [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Emerging market debt [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Emerging market debt [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Mortgages [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Mortgages [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Canadian Equities [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Canadian Equities [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] U.S. Equities [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] U.S. Equities [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] International Equities [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] International Equities [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Real estate [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Real estate [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Oil And Gas [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Oil And Gas [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Infrastructure [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Infrastructure [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Fixed income funds [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Fixed income funds [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Commodity funds [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Commodity funds [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Equity Funds [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Equity Funds [Member] CAD ( $)		Dec. 31, 2010 Level 3 [Member] Global macro funds [Member] CAD ( $)		Dec. 31, 2009 Level 3 [Member] Global macro funds [Member] CAD ( $)		Dec. 31, 2010 Total Investment Assets [Member] CAD ( $)	Dec. 31, 2009 Total Investment Assets [Member] CAD ( $)	Dec. 31, 2010 Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2009 Cash and short-term investments [Member] CAD ( $)		Dec. 31, 2010 Canada and supranational [Member] CAD ( $)		Dec. 31, 2009 Canada and supranational [Member] CAD ( $)		Dec. 31, 2010 Provinces of Canada [Member] CAD ( $)		Dec. 31, 2009 Provinces of Canada [Member] CAD ( $)		Dec. 31, 2010 Corporate [Member] CAD ( $)		Dec. 31, 2009 Corporate [Member] CAD ( $)		Dec. 31, 2010 Emerging market debt [Member] CAD ( $)		Dec. 31, 2009 Emerging market debt [Member] CAD ( $)		Dec. 31, 2010 Mortgages [Member] CAD ( $)		Dec. 31, 2009 Mortgages [Member] CAD ( $)		Dec. 31, 2010 Canadian Equities [Member] CAD ( $)		Dec. 31, 2009 Canadian Equities [Member] CAD ( $)		Dec. 31, 2010 U.S. Equities [Member] CAD ( $)		Dec. 31, 2009 U.S. Equities [Member] CAD ( $)		Dec. 31, 2010 International Equities [Member] CAD ( $)		Dec. 31, 2009 International Equities [Member] CAD ( $)		Dec. 31, 2010 Real estate [Member] CAD ( $)		Dec. 31, 2009 Real estate [Member] CAD ( $)		Dec. 31, 2010 Oil And Gas [Member] CAD ( $)		Dec. 31, 2009 Oil And Gas [Member] CAD ( $)		Dec. 31, 2010 Infrastructure [Member] CAD ( $)		Dec. 31, 2009 Infrastructure [Member] CAD ( $)		Dec. 31, 2010 Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2009 Multi-strategy funds [Member] CAD ( $)		Dec. 31, 2010 Fixed income funds [Member] CAD ( $)		Dec. 31, 2009 Fixed income funds [Member] CAD ( $)		Dec. 31, 2010 Commodity funds [Member] CAD ( $)		Dec. 31, 2009 Commodity funds [Member] CAD ( $)		Dec. 31, 2010 Equity Funds [Member] CAD ( $)		Dec. 31, 2009 Equity Funds [Member] CAD ( $)		Dec. 31, 2010 Global macro funds [Member] CAD ( $)		Dec. 31, 2009 Global macro funds [Member] CAD ( $)		Dec. 31, 2010 Other Plan Assets [Member] CAD ( $)		Dec. 31, 2009 Other Plan Assets [Member] CAD ( $)		Dec. 31, 2010 Infastructure hedged [Member] CAD ( $)		Dec. 31, 2009 Infastructure hedged [Member] CAD ( $)		Dec. 31, 2010 Absolute return hedged [Member] CAD ( $)		Dec. 31, 2009 Absolute return hedged [Member] CAD ( $)		Dec. 31, 2010 Pensions [Member] CAD ( $)		Dec. 31, 2009 Pensions [Member] CAD ( $)		Dec. 31, 2008 Pensions [Member] CAD ( $)		Dec. 31, 2010 Other Postretirement Benefit Plans Defined Benefit [Member] CAD ( $)		Dec. 31, 2009 Other Postretirement Benefit Plans Defined Benefit [Member] CAD ( $)		Dec. 31, 2008 Other Postretirement Benefit Plans Defined Benefit [Member] CAD ( $)
Notes To Financial Statements [Abstract]
Total projected cash contributions for all pension plans for next fiscal year	$ 115
Cash and short term investments policy mix (in hundredths)	2.00%
Bonds policy mix (in hundredths)	38.00%
Equity policy mix (in hundredths)	47.00%
Real estate policy mix (in hundredths)	4.00%
Oil and gas assets policy mix (in hundredths)	5.00%
Infrastructure assets policy mix (in hundredths)	4.00%
Percentage of bonds rated investment grade (in hundredths)	90.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	3.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	20.00%
Percentage of plans exposed to the Canadian dollar	71.00%
Percentage of plans exposed to the European currencies	9.00%
Percentage of plans exposed to the US dollar	9.00%
Percentage of plans exposed to various other currencies	11.00%
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets, end of period	15,092	14,332				8,373	8,262	429	[1]	245	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	30	[3]	35	[3]	3,204	[4]	3,279	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	0	[5]	0	[5]	289	[6]	262	[6]	29	[7]	39	[7]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	4,792	4,278	0	[1]	0	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	175	[3]	178	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	37	[5]	0	[6]	0	[6]	85	[7]	84	[7]	106	[8]	52	[8]	197	[8]	121	[8]	75	[8]	91	[8]	147	[8]	131	[8]	292	[8]	307	[8]	1,893	1,667	24	[4]	18	[4]	206	[8]	182	[8]	1,893	1,667	0	[1]	0	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[3]	0	[3]	24	[4]	18	[4]	0	[4]	0	[4]	0	[4]	0	[4]	318	[5]	266	[5]	852	[6]	752	[6]	493	[7]	449	[7]	205	[8]	107	[8]	0	[8]	74	[8]	0	[8]	0	[8]	1	[8]	1	[8]	0	[8]	0	[8]	15,058	14,207	429	[1]	245	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	205	[3]	213	[3]	3,228	[4]	3,297	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	318	[5]	303	[5]	1,141	[6]	1,014	[6]	607	[7]	572	[7]	311	[8]	159	[8]	197	[8]	195	[8]	75	[8]	91	[8]	148	[8]	132	[8]	292	[8]	307	[8]	34	[9]	125	[9]	496	[10]	449	[10]	207	[10]	182	[10]	15,092		14,332		13,611		0		0		0
Actual allocation of individual plan assets				100.00%	100.00%																																																																																																																																																																																																																													100.00%	99.00%	3.00%	[1]	2.00%	[1]	13.00%	[2]	12.00%	[2]	9.00%	[2]	8.00%	[2]	1.00%	[2]	1.00%	[2]	2.00%	[2]	2.00%	[2]	1.00%	[3]	1.00%	[3]	21.00%	[4]	23.00%	[4]	9.00%	[4]	10.00%	[4]	20.00%	[4]	21.00%	[4]	2.00%	[5]	2.00%	[5]	8.00%	[6]	7.00%	[6]	4.00%	[7]	4.00%	[7]	2.00%	[8]	1.00%	[8]	1.00%	[8]	1.00%	[8]	1.00%	[8]	1.00%	[8]	1.00%	[8]	1.00%	[8]	2.00%	[8]	2.00%	[8]	0.00%	[9]	1.00%	[9]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Beginning Balance	14,332					8,373	8,262	429	[1]	245	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	30	[3]	35	[3]	3,204	[4]	3,279	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	0	[5]	0	[5]	289	[6]	262	[6]	29	[7]	39	[7]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	4,792	4,278	0	[1]	0	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	175	[3]	178	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	37	[5]	0	[6]	0	[6]	85	[7]	84	[7]	106	[8]	52	[8]	197	[8]	121	[8]	75	[8]	91	[8]	147	[8]	131	[8]	292	[8]	307	[8]	1,667	1,516	18	[4]	27	[4]	182	[8]	60	[8]	1,893	1,667	0	[1]	0	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[3]	0	[3]	24	[4]	18	[4]	0	[4]	0	[4]	0	[4]	0	[4]	266	[5]	237	[5]	752	[6]	702	[6]	449	[7]	490	[7]	205	[8]	107	[8]	0	[8]	74	[8]	0	[8]	0	[8]	1	[8]	1	[8]	0	[8]	0	[8]	15,058	14,207	429	[1]	245	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	205	[3]	213	[3]	3,228	[4]	3,297	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	318	[5]	303	[5]	1,141	[6]	1,014	[6]	607	[7]	572	[7]	311	[8]	159	[8]	197	[8]	195	[8]	75	[8]	91	[8]	148	[8]	132	[8]	292	[8]	307	[8]	34	[9]	125	[9]	449	[10]	486	[10]	182	[10]	60	[10]	14,332		13,611				0		0
Actual return relating to assets still held at the reporting date																																																																																																																																																		133	45	3	[4]	1	[4]	(11)	[8]	14	[8]																																							32	[5]	14	[5]	90	[6]	87	[6]	19	[7]	(71)	[7]																																																																																															46	[10]	4	[10]	0	[10]	30	[10]
Purchases, sales and settlements																																																																																																																																																		75	106	3	[4]	(10)	[4]	109	[8]	108	[8]																																							(14)	[5]	15	[5]	(48)	[6]	(37)	[6]	25	[7]	30	[7]																																																																																															1	[10]	(41)	[10]	99	[10]	92	[10]
Transfers in and/or out of Level 3																																																																																																																																																		18		0	[4]			(74)	[8]																																									34	[5]			58	[6]			0	[7]																																																																																																	0	[10]			(74)	[10]
Ending Balance	15,092	14,332				8,373	8,262	429	[1]	245	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	30	[3]	35	[3]	3,204	[4]	3,279	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	0	[5]	0	[5]	289	[6]	262	[6]	29	[7]	39	[7]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	4,792	4,278	0	[1]	0	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	175	[3]	178	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	37	[5]	0	[6]	0	[6]	85	[7]	84	[7]	106	[8]	52	[8]	197	[8]	121	[8]	75	[8]	91	[8]	147	[8]	131	[8]	292	[8]	307	[8]	1,893	1,667	24	[4]	18	[4]	206	[8]	182	[8]	1,893	1,667	0	[1]	0	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[3]	0	[3]	24	[4]	18	[4]	0	[4]	0	[4]	0	[4]	0	[4]	318	[5]	266	[5]	852	[6]	752	[6]	493	[7]	449	[7]	205	[8]	107	[8]	0	[8]	74	[8]	0	[8]	0	[8]	1	[8]	1	[8]	0	[8]	0	[8]	15,058	14,207	429	[1]	245	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	205	[3]	213	[3]	3,228	[4]	3,297	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	318	[5]	303	[5]	1,141	[6]	1,014	[6]	607	[7]	572	[7]	311	[8]	159	[8]	197	[8]	195	[8]	75	[8]	91	[8]	148	[8]	132	[8]	292	[8]	307	[8]	34	[9]	125	[9]	496	[10]	449	[10]	207	[10]	182	[10]	15,092		14,332		13,611		0		0		0
Absolute return investments redemption notice periods range, minimum days				5
Absolute return investments redemption notice periods range, maximum days				90
Absolute return investments maximum frequency of redemption dates not to be categorized as Level 3 (in months)				4M
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year																																																																																																																																																																																																																																																																																																																				13,708		12,326				268		260
Acquisition of EJ & E																																																																																																																																																																																																																																																																																																																				0		3				0		2
Amendments																																																																																																																																																																																																																																																																																																																				5		0				0		1
Interest cost																																																																																																																																																																																																																																																																																																																				837		885		801		16		17		15
Actuarial (gain) loss																																																																																																																																																																																																																																																																																																																				1,118		1,284				22		25
Service cost																																																																																																																																																																																																																																																																																																																				99		83		136		3		3		4
Curtailment gain																																																																																																																																																																																																																																																																																																																				0		0				(1)		(3)
Plan participants' contributions																																																																																																																																																																																																																																																																																																																				50		48				0		0
Foreign currency changes																																																																																																																																																																																																																																																																																																																				(12)		(36)				(6)		(18)
Benefit payments and transfers																																																																																																																																																																																																																																																																																																																				(910)		(885)				(19)		(19)
Projected benefit obligation at end of year																																																																																																																																																																																																																																																																																																																				14,895		13,708		12,326		283		268		260
Component representing future salary increases																																																																																																																																																																																																																																																																																																																				(439)		(437)				0		0
Accumulated benefit obligation at end of year																																																																																																																																																																																																																																																																																																																				14,456		13,271				283		268
Change in fair value of plan assets [Roll Forward]
Beginning Balance	14,332					8,373	8,262	429	[1]	245	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	30	[3]	35	[3]	3,204	[4]	3,279	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	0	[5]	0	[5]	289	[6]	262	[6]	29	[7]	39	[7]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	4,792	4,278	0	[1]	0	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	175	[3]	178	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	37	[5]	0	[6]	0	[6]	85	[7]	84	[7]	106	[8]	52	[8]	197	[8]	121	[8]	75	[8]	91	[8]	147	[8]	131	[8]	292	[8]	307	[8]	1,667	1,516	18	[4]	27	[4]	182	[8]	60	[8]	1,893	1,667	0	[1]	0	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[3]	0	[3]	24	[4]	18	[4]	0	[4]	0	[4]	0	[4]	0	[4]	266	[5]	237	[5]	752	[6]	702	[6]	449	[7]	490	[7]	205	[8]	107	[8]	0	[8]	74	[8]	0	[8]	0	[8]	1	[8]	1	[8]	0	[8]	0	[8]	15,058	14,207	429	[1]	245	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	205	[3]	213	[3]	3,228	[4]	3,297	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	318	[5]	303	[5]	1,141	[6]	1,014	[6]	607	[7]	572	[7]	311	[8]	159	[8]	197	[8]	195	[8]	75	[8]	91	[8]	148	[8]	132	[8]	292	[8]	307	[8]	34	[9]	125	[9]	449	[10]	486	[10]	182	[10]	60	[10]	14,332		13,611				0		0
Employer contributions																																																																																																																																																																																																																																																																																																																				411		131				0		0
Plan participants' contributions																																																																																																																																																																																																																																																																																																																				50		48				0		0
Foreign currency changes																																																																																																																																																																																																																																																																																																																				(8)		(17)				0		0
Actual return on plan assets																																																																																																																																																																																																																																																																																																																				1,217		1,444				0		0
Benefit payments and transfers																																																																																																																																																																																																																																																																																																																				(910)		(885)				0		0
Ending Balance	15,092	14,332				8,373	8,262	429	[1]	245	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	30	[3]	35	[3]	3,204	[4]	3,279	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	0	[5]	0	[5]	289	[6]	262	[6]	29	[7]	39	[7]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	0	[8]	4,792	4,278	0	[1]	0	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	175	[3]	178	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	37	[5]	0	[6]	0	[6]	85	[7]	84	[7]	106	[8]	52	[8]	197	[8]	121	[8]	75	[8]	91	[8]	147	[8]	131	[8]	292	[8]	307	[8]	1,893	1,667	24	[4]	18	[4]	206	[8]	182	[8]	1,893	1,667	0	[1]	0	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[3]	0	[3]	24	[4]	18	[4]	0	[4]	0	[4]	0	[4]	0	[4]	318	[5]	266	[5]	852	[6]	752	[6]	493	[7]	449	[7]	205	[8]	107	[8]	0	[8]	74	[8]	0	[8]	0	[8]	1	[8]	1	[8]	0	[8]	0	[8]	15,058	14,207	429	[1]	245	[1]	2,013	[2]	1,796	[2]	1,292	[2]	1,117	[2]	92	[2]	126	[2]	318	[2]	238	[2]	205	[3]	213	[3]	3,228	[4]	3,297	[4]	1,316	[4]	1,452	[4]	3,076	[4]	2,950	[4]	318	[5]	303	[5]	1,141	[6]	1,014	[6]	607	[7]	572	[7]	311	[8]	159	[8]	197	[8]	195	[8]	75	[8]	91	[8]	148	[8]	132	[8]	292	[8]	307	[8]	34	[9]	125	[9]	496	[10]	449	[10]	207	[10]	182	[10]	15,092		14,332		13,611		0		0		0
Funded (unfunded) status (Excess of fair value of plan assets over projected benefit obligation at end of year)																																																																																																																																																																																																																																																																																																																				197		624				(283)		(268)
Projected benefit obligation of CN pension plan	13,941	12,819
Fair value of plan assets related to the CN pension plan	14,343	13,606
Amounts recognized in Consolidated Balance Sheet [Abstract]
Noncurrent assets (Note 6)	442	846																																																																																																																																																																																																																																																																																																																		442		846				0		0
Current liabilities (Note 7)																																																																																																																																																																																																																																																																																																																				0		0				(18)		(18)
Noncurrent liabilities (Note 8)																																																																																																																																																																																																																																																																																																																				(245)		(222)				(265)		(250)
Total amount recognized																																																																																																																																																																																																																																																																																																																				197		624				(283)		(268)
Amounts recognized in Accumulated other comprehensive loss [Abstract]
Net actuarial gain (loss)																																																																																																																																																																																																																																																																																																																				(1,185)		(280)				1		26
Prior service cost																																																																																																																																																																																																																																																																																																																				(5)		0				(4)		(6)
Information for the pension plan with an accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation																																																																																																																																																																																																																																																																																																																				436		407
Accumulated benefit obligation																																																																																																																																																																																																																																																																																																																				386		359
Fair value of plan assets																																																																																																																																																																																																																																																																																																																				191		186
Components of net periodic benefit cost (income) [Abstract]
Service costs																																																																																																																																																																																																																																																																																																																				99		83		136		3		3		4
Interest costs																																																																																																																																																																																																																																																																																																																				837		885		801		16		17		15
Curtailment gain																																																																																																																																																																																																																																																																																																																				0		0		0		(1)		(3)		(7)
Expected return on plan assets																																																																																																																																																																																																																																																																																																																				(1,009)		(1,007)		(1,004)		0		0		0
Amortization of prior service costs																																																																																																																																																																																																																																																																																																																				0		0		19		2		5		2
Recognized net actuarial loss (gain)																																																																																																																																																																																																																																																																																																																				3		5		0		(2)		(3)		(2)
Net periodic benefit cost (income)																																																																																																																																																																																																																																																																																																																				(70)		(34)		(48)		18		19		12
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Estimated prior service cost that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic cost (income) over the next fiscal year																																																																																																																																																																																																																																																																																																																				1						2
Estimated net actuarial gain (loss) that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost (income) over the next fiscal year																																																																																																																																																																																																																																																																																																																				(8)						0
Weighted-average assumptions used to determine projected benefit obligation [Abstract]
Discount rate																																																																																																																																																																																																																																																																																																																				5.32%	[11]	6.19%	[11]	7.42%	[11]	5.29%	[11]	6.01%	[11]	6.84%	[11]
Rate of compensation increase																																																																																																																																																																																																																																																																																																																				3.50%	[12]	3.50%	[12]	3.50%	[12]	3.50%	[12]	3.50%	[12]	3.50%	[12]
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate																																																																																																																																																																																																																																																																																																																				6.19%	[11]	7.42%	[11]	5.53%	[11]	6.01%	[11]	6.84%	[11]	5.84%	[11]
Rate of compensation increase																																																																																																																																																																																																																																																																																																																				3.50%	[12]	3.50%	[12]	3.50%	[12]	3.50%	[12]	3.50%	[12]	3.50%	[12]
Expected return on plan assets																																																																																																																																																																																																																																																																																																																				7.75%	[13]	7.75%	[13]	8.00%	[13]
Expected return on plan asset assumption to be used in future year (in hundredths)																																																																																																																																																																																																																																																																																																																				7.50%
Effect of change in managements assumption will be to decrease net periodic benefit income																																																																																																																																																																																																																																																																																																																				20
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value																																																																																																																																																																																																																																																																																																																				5
Health care cost trend rate for other postretirement benefits [Abstract]
Defined benefit plan, ultimate health care cost trend rate for current year (in hundredths)	11.00%
Defined benefit plan, health care cost trend rate assumed for next fiscal year (in hundredths)	10.00%
Defined benefit plan, health care cost trend rate estimate (in hundredths)	4.50%
Year that rate reaches the ultimate trend rate				2028
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on service and interest cost	1
Effect of one percentage point decrease on service and interest cost	(1)
Effect of one percentage point increase on accumulated postretirement benefit obligation	17
Effect of one percentage point decrease on accumulated postretirement benefit obligation	(15)
Estimated future benefit payments [Abstract]
2011																																																																																																																																																																																																																																																																																																																				937						19
2012																																																																																																																																																																																																																																																																																																																				964						19
2013																																																																																																																																																																																																																																																																																																																				987						20
2014																																																																																																																																																																																																																																																																																																																				1,012						21
2015																																																																																																																																																																																																																																																																																																																				1,036						22
Years 2016 to 2020																																																																																																																																																																																																																																																																																																																				5,426						113
Contributions for the defined contribution plans which are expensed as incurred	$ 16	$ 8	$ 7

[1]	Short-term investments consist primarily of securities issued by Canadian chartered banks. Such investments are valued at cost, which approximates market value.
[2]	Bonds are valued using prices obtained from independent pricing data suppliers, predominantly TSX Inc. When prices are not available from independent sources, the bond is valued by comparison to prices obtained for a bond of similar interest rate, maturity and risk.
[3]	Mortgages are secured by real estate. The fair value measurement of $175 million ( $178 million in 2009) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors. Mortgages denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the tables above.
[4]	The fair value of equity investments of $24 million ( $18 million in 2009) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
[5]	The fair value of real estate investments of $318 million ( $303 million in 2009) includes land and buildings classified as Level 3 ( $37 million of land classified as Level 2 and $266 million of buildings classified as Level 3 in 2009). Land is valued based on the fair market value of comparable assets and buildings are valued based on the present value of estimated future net cash flows and the fair market value of comparable assets. Independent valuations of land and buildings are performed triennially.
[6]	The fair value of oil and gas investments of $852 million ( $752 million in 2009) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[7]	Infrastructure funds consist of $29 million ( $39 million in 2009) of trust units that are publicly traded and classified as Level 1, $85 million ( $84 million in 2009) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $493 million ( $449 million in 2009) of infrastructure funds that are classified as Level 3 and are valued based on earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
[8]	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.
[9]	Other consists of net operating assets required to administer the trust funds' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.
[10]	This additional information demonstrates the fair value of the infrastructure and absolute return funds after considering the effects of foreign currency hedges.
[11]	The Company's discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. The Company's methodology for determining the discount rate is based on a zero-coupon bond yield curve, which is derived from a semi-annual bond yield curve provided by a third party. The portfolio of hypothetical zero-coupon bonds is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans' corresponding expected benefit payments of that year.
[12]	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
[13]	To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2010, the Company used a long-term rate of return assumption of 7.75% on the market-related value of plan assets to compute net periodic benefit cost. The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. Effective January 1, 2011, the Company will reduce the expected long-term rate of return on plan assets from 7.75% to 7.50% to reflect management's current view of long term investment returns. The effect of this change in management's assumption will be to decrease net periodic benefit income by approximately $20 million.

Other income (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	$ 212		$ 267		$ 26
Oakville Subdivision [Member] | Gain on disposal of property (Note 5) [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	152
Lower Newmarket Subdivision [Member] | Gain on disposal of property (Note 5) [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income			69
Weston Subdivision [Member] | Gain on disposal of property (Note 5) [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income			157
Gain on disposal of property (Note 5) [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	157	[1]	226	[1]	0
Gain on disposal of land [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	20		12		22
Investment income [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	5		7		5
Net real estate costs [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	(6)		(7)		(10)
Costs related to the Accounts receivable securitization program (Note 4) [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	0		(1)		(10)
Foreign exchange gain (loss) [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	0		4		(14)
Other [Member]
Component of Other Income and Expense, Nonoperating [Line Items]
Other income	$ 36		$ 26		$ 33

[1]	2010 includes $152 million for the sale of the Company's Oakville subdivision and 2009 includes $69 million and $157 million for the sales of the Lower Newmarket and Weston subdivisions, respectively. See Note 5 - Properties.

Income Taxes (Details) (CAD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income tax expense reconciliation [Abstract]
Federal tax rate (in hundredths)	18.00%		19.00%		19.50%
Income tax expense at the statutory Federal tax rate	$ (518)		$ (430)		$ (496)
Income tax (expense) recovery resulting from: [Abstract]
Provincial and other taxes	(350)		(257)		(304)
Deferred income tax adjustments due to rate enactments	0		126		23
Gain on disposals	32		42		3
Other	64	[1]	112	[1]	124	[1]
Income tax expense (Note 14)	(772)		(407)		(650)
Cash payments for income taxes	214		245		425
Income before income taxes [Abstract]
Canada	2,301		2,002		1,976
U.S.	575		259		569
Income before income taxes	2,876		2,261		2,545
Current income tax expense [Abstract]
Canada	(308)		(253)		(316)
U.S.	(46)		(16)		(104)
Current income tax expense - Total	(354)		(269)		(420)
Deferred income tax (expense) [Abstract]
Canada	(248)		(58)		(153)
U.S.	(170)		(80)		(77)
Deferred income tax (expense) - Total	(418)		(138)		(230)
Deferred income tax assets [Abstract]
Personal injury claims and other reserves	155		135
Other postretirement benefits liability	88		85
Net operating losses and tax credit carryforwards	11	[2]	14	[2]
Total deferred income tax assets	254		234
Deferred income tax liabilities [Abstract]
Net pension asset	41		149
Properties and other	5,312		5,099
Total deferred income tax liabilities	5,353		5,248
Total net deferred income tax liability	5,099		5,014
Total net deferred income tax liability [Abstract]
Canada	2,162		2,083
U.S.	2,937		2,931
Total net deferred income tax liability	5,099		5,014
Total net deferred income tax liability	5,099		5,014
Net current deferred income tax asset	53		105
Net noncurrent deferred income tax liability	5,152		5,119
Unrecognized deferred income tax asset on unrealized foreign exchange loss in Accumulated Other Comprehensive Income (Loss)	338
Recognized tax credits for eligible research and development expenditures	1		6		4
Accrued interest and penalties	19
Approximate unrecognized tax benefits for various state and federal income tax matters that will be resolved within the next 12 months	10
Income tax returns subject to examination by tax authorities, years under consideration, Canada	2004 to 2009
Income tax returns subject to examination by tax authorities, years under consideration, U.S	2006 to 2009
Gross unrecognized tax benefits for Canadian and U.S. tax positions [Member]
Reconciliation for unrecognized tax benefits for Canadian and U.S. tax positions: [Roll Forward]
Gross unrecognized tax benefits as at January 1, 2010	83
Increases for: [Abstract]
Tax positions related to the current year	4
Interest and penalties accrued on tax positions	5
Decreases for: [Abstract]
Tax positions related to prior years	(31)
Interest and penalties accrued on tax positions	(4)
Gross unrecognized tax benefits as at December 31, 2010	57
Adjustments to reflect tax treaties and other arrangements	(27)
Net unrecognized tax benefits as at December 31, 2010	$ 30

[1]	Comprises adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.
[2]	Net operating losses and tax credit carryforwards will expire between the years 2014 and 2030.

Segmented Information (Details) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009 CAD ( $)		Dec. 31, 2008 CAD ( $)		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Canada [Member] CAD ( $)	Dec. 31, 2009 Canada [Member] CAD ( $)	Dec. 31, 2008 Canada [Member] CAD ( $)	Dec. 31, 2010 U.S. [Member] CAD ( $)	Dec. 31, 2009 U.S. [Member] CAD ( $)	Dec. 31, 2008 U.S. [Member] CAD ( $)
Segmented Information [Abstract]
Approximate percentage of the Company's freight revenues from national accounts (in hundredths)							90.00%
Segment Reporting Information [Line Items]
Revenues	$ 8,297	[1]	$ 7,367	[1]	$ 8,482	[1]			$ 5,630	$ 4,971	$ 5,632	$ 2,667	$ 2,396	$ 2,850
Net income	2,104		1,854		1,895				1,745	1,691	1,507	359	163	388
Properties (Note 5)	$ 22,917		$ 22,630						$ 13,312	$ 12,778		$ 9,605	$ 9,852
Largest customer percentage of total revenues (in hundredths)					2.00%		3.00%	3.00%

[1]	For the years ended December 31, 2010, 2009 and 2008, the largest customer represented approximately 3%, 3% and 2%, respectively, of total revenues.

Earnings per share (Details) (CAD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings per share [Abstract]
Basic earnings per share (in dollars per share)	$ 4.51	$ 3.95	$ 3.99
Diluted earnings per share (in dollars per share)	$ 4.48	$ 3.92	$ 3.95
Reconciliation between basic and diluted earnings per share:[Abstract]
Net income	$ 2,104	$ 1,854	$ 1,895
Weighted-average shares outstanding (in shares)	466.3	469.2	474.7
Effect of stock options (in shares)	3.8	4.3	5.3
Weighted-average diluted shares outstanding (in shares)	470.1	473.5	480
Weighted-average number of stock options not included in the calculation of diluted earnings per share (in shares)	0	0.4	0.3

Major commitments and contingencies (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Other Commitments [Member] CAD ( $)	Dec. 31, 2009 Other Commitments [Member] CAD ( $)	Dec. 31, 2010 Fuel [Member]	Dec. 31, 2010 Railroad infrastructure improvements [Member] USD ( $)	Dec. 31, 2010 Comprehensive voluntary mitigation program [Member] USD ( $)	Dec. 31, 2010 Personal Injury and Other Claims Provision [Member] Canada [Member] CAD ( $)	Dec. 31, 2009 Personal Injury and Other Claims Provision [Member] Canada [Member] CAD ( $)	Dec. 31, 2008 Personal Injury and Other Claims Provision [Member] Canada [Member] CAD ( $)	Dec. 31, 2010 Personal Injury and Other Claims Provision [Member] U.S. [Member] CAD ( $)	Dec. 31, 2009 Personal Injury and Other Claims Provision [Member] U.S. [Member] CAD ( $)	Dec. 31, 2008 Personal Injury and Other Claims Provision [Member] U.S. [Member] CAD ( $)	Dec. 31, 2010 Canada [Member]	Dec. 31, 2010 U.S. [Member]	Dec. 31, 2010 Guarantees under operating leases [Member] CAD ( $)	Dec. 31, 2010 Other Guarantees [Member] CAD ( $)	Dec. 31, 2010 Other Guarantees [Member] USD ( $)	Dec. 31, 2010 Other Guarantees [Member] Workers' compensation and other employee benefits [Member] CAD ( $)	Dec. 31, 2010 Other Guarantees [Member] Equipment under leases and other [Member] CAD ( $)
A. Leases
Capital leases description	The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment. Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term.
Operating Leases, Future Minimum Payments Due [Abstract]
2011	$ 110,000,000
2012	92,000,000
2013	71,000,000
2014	47,000,000
2015	37,000,000
2016 and thereafter	259,000,000
Total Operating Leases, Future Minimum Payments Due	616,000,000
Capital Leases, Future Minimum Payments Due [Abstract]
2011	192,000,000
2012	83,000,000
2013	107,000,000
2014	239,000,000
2015	101,000,000
2016 and thereafter	569,000,000
Total Capital Leases, Future Minimum Payments Due	1,291,000,000
Less: [Abstract]
Imputed interest on capital leases at rates ranging from approximately 0.5% to 11.8%	342,000,000	417,000,000
Present value of minimum lease payments included in debt	949,000,000
Approximate interest rate for capital lease obligations, minimum (in hundredths)	0.005
Approximate interest rate for capital lease obligations, maximum (in hundredths)	0.118
Description of operating lease agreements	The Company also has operating lease agreements for its automotive fleet with one-year non-cancelable terms for which its practice is to renew monthly thereafter.
Term of automotive fleet operating lease agreements (in years)	5
Estimated annual rental payments for automotive fleet operating leases	30,000,000
Annual rent expense for all operating leases	176,000,000	213,000,000	202,000,000
B. Commitments
Aggregate commitment costs					740,000,000	854,000,000		80,000,000	30,000,000
Approximate percentage of estimated 2011 fuel volume purchase commitment (in hundredths)							67.00%
Approximate percentage of anticipated fuel volume purchase commitment 2012 (in hundredths)							34.00%
Approximate percentage of anticipated fuel volume purchase commitment 2013 (in hundredths)							26.00%
Approximate percentage of anticipated fuel volume purchase commitment 2014 (in hundredths)							9.00%
C. Contingencies
Management's assessment of loss contingency from personal injury
Employee injuries are governed by the workers' compensation legislation in each province whereby employees may be awarded either a lump sum or future stream of payments depending on the nature and severity of the injury. As such, the provision for employee injury claims is discounted. The Company accounts for costs related to employee work-related injuries based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs. For all other legal actions, the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.

Personal injury claims by the Company's employees, including claims alleging occupational disease and work-related injuries, are subject to the provisions of the Federal Employers' Liability Act (FELA). Employees are compensated under FELA for damages assessed based on a finding of fault through the U.S. jury system or through individual settlements. As such, the provision is undiscounted. With limited exceptions where claims are evaluated on a case-by-case basis, the Company follows an actuarial-based approach and accrues the expected cost for personal injury claims, including asserted and unasserted occupational disease claims, and property damage claims, based on actuarial estimates of their ultimate cost. An actuarial study is performed annually.
For employee work-related injuries, including asserted occupational disease claims, and third-party claims, including grade crossing, trespasser and property damage claims, the actuarial valuation considers, among other factors, CN's historical patterns of claims filings and payments. For unasserted occupational disease claims, the study includes the projection of CN's experience into the future considering the potentially exposed population. The Company adjusts its liability based upon management's assessment and the results of the study.

Loss Contingency Accrual [Roll Forward]
Balance January 1										178,000,000	189,000,000	196,000,000	166,000,000	265,000,000	250,000,000
Accruals and other										59,000,000	48,000,000	42,000,000	7,000,000	(46,000,000)	57,000,000
Payments										(37,000,000)	(59,000,000)	(49,000,000)	(27,000,000)	(53,000,000)	(42,000,000)
Balance December 31										200,000,000	178,000,000	189,000,000	146,000,000	166,000,000	265,000,000
Current portion, balance December 31										39,000,000	34,000,000	35,000,000	44,000,000	72,000,000	83,000,000
Net reductions to US personal injury and other claims provision persuant to the results of external actuarial studies													19,000,000	60,000,000	28,000,000
D. Environmental matters
Approximate number of identified sites for which the Company is or may be liable for remediation costs				295
Approximate number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs				10
Provision for specific environmental sites [Abstract]
Balance January 1	103,000,000	125,000,000	111,000,000
Accruals and other	67,000,000	(7,000,000)	29,000,000
Payments	(20,000,000)	(15,000,000)	(15,000,000)
Balance December 31	150,000,000	103,000,000	125,000,000
Current portion, balance December 31	34,000,000	38,000,000	30,000,000
Anticipated environmental liability disbursement time frame (in years)	5Y
Regulatory Compliance [Abstract]
Environmental operating expenses	23,000,000	11,000,000	10,000,000
Environmental capital expenditures	14,000,000	9,000,000	9,000,000
E. Guarantees and indemnifications
Term assets residual values guaranteed under operating leases and other guarantees (in years)																		between 2011 and 2021	between 2011 and 2013	between 2011 and 2013
Maximum potential liability under guarantees																		154,000,000	489,000,000		425,000,000	64,000,000
Letters of credit drawn on Company's revolving credit facility																			436,000,000
Revolving credit facility borrowing capacity				$ 1,000,000,000																$ 1,000,000,000

Financial Instruments (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2010 Carrying amount [Member] CAD ( $)	Dec. 31, 2009 Carrying amount [Member] CAD ( $)	Dec. 31, 2010 Fair value [Member] CAD ( $)	Dec. 31, 2009 Fair value [Member] CAD ( $)
Risk Management [Abstract]
Unamortized gain included in accumulated other comprehensive loss		$ 10,000,000	$ 11,000,000
Unamortized gain included in accumulated other comprehensive loss, after-tax		7,000,000	8,000,000
Financial assets [Abstract]
Investments				25,000,000	22,000,000	114,000,000	111,000,000
Financial liabilities [Abstract]
Long-term debt (including current portion)				6,071,000,000	6,461,000,000	6,937,000,000	7,152,000,000
Revolving credit facility borrowing capacity	$ 1,000,000,000

Accumulated other comprehensive loss (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated other comprehensive loss [Abstract]
Foreign exchange loss	$ (796)	$ (728)
Pension and other postretirement benefit plans (Note 12)	(920)	(228)
Derivative instruments (Note 18)	7	8
Accumulated other comprehensive loss	(1,709)	(948)	(155)
Components of Other comprehensive income (loss) and related tax effects [Abstract]
Accumulated other comprehensive loss - Balance at January 1	(948)	(155)	(31)
Other comprehensive income (loss):
Foreign exchange gain (loss) (net of income tax (expense) recovery of $(53), $(131) and $194, for 2010, 2009 and 2008, respectively)	(68)	(153)	187
Pension and other postretirement benefit plans (net of income tax recovery of $241, $223 and $125, for 2010, 2009 and 2008, respectively)	(692)	(640)	(311)
Derivative instruments	(1)	0	0
Other comprehensive income (loss)	(761)	(793)	(124)
Accumulated other comprehensive loss - Balance at December 31	(1,709)	(948)	(155)
Income tax (expense) recovery on foreign exchange gain (loss)	(53)	(131)	194
Income tax (expense) recovery on pension and other postretirement benefit plans	$ 241	$ 223	$ 125

Subsequent event (Details) (Repurchase of Equity [Member]) In Millions	0 Months Ended
Jan. 24, 2011
Subsequent Event [Line Items]
Date that Board of Directors of the Company approved a new share repurchase program	Jan 24, 2011
Description of new share repurchase program	On January 24, 2011, the Board of Directors of the Company approved a new share repurchase program which allows for the repurchase of up to 16.5 million common shares between January 28, 2011 and December 31, 2011 pursuant to a normal course issuer bid, at prevailing market prices or such other price as may be permitted by the Toronto Stock Exchange.
Number of common shares approved for the new share repurchase program (in shares)	16.5
Earliest date in which shares will be repurchased	Jan 28, 2011
Latest date in which shares will be repurchased	Dec 31, 2011

Document Information	12 Months Ended
Dec. 31, 2010
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010

Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2010 CAD ( $)
Entity Registrant Name	CANADIAN NATIONAL RAILWAY CO
Entity Central Index Key	0000016868
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 28,309,369,619
Entity Common Stock, Shares Outstanding		459,356,763
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY